UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. One North Wacker Drive Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-713-2000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2010

Item 1.  Schedule of Investments

UBS Absolute Return Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Aerospace & defense	0.40%
Building materials	0.25
Commercial banks	10.55
Communications equipment	0.24
Computers & peripherals	0.31
Construction & engineering	1.06
Diversified financial services	12.55
Diversified telecommunication services	2.49
Electric utilities	1.26
Energy	0.07
Food & staples retailing	0.55
Health care providers & services	0.44
Industrial conglomerates	0.30
Insurance	1.03
Media	0.72
Metals & mining	0.98
Oil, gas & consumable fuels	2.39
Personal products	0.61
Pharmaceuticals	0.24
Road & rail	0.45
Sovereign	1.20
Thrifts & mortgage finance	6.83
Tobacco	2.64
Wireless telecommunication services	1.94
Total corporate bonds	49.50%
Asset-backed securities	2.12
Collateralized debt obligations	0.96
Commercial mortgage-backed securities	0.48
Mortgage & agency debt securities	18.15
US government obligation	3.39
Non US-government obligations	15.14
Supranational bonds	4.42
Total bonds	94.16%
Short-term investment	2.67
Total investments	96.83%
Cash and other assets, less liabilities	3.17
Net assets	100.00%

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Bonds—94.16%
Corporate bonds—49.50%
Australia—0.58%
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14		$400,000	$493,859
Westpac Banking Corp.,
4.200%, due 02/27/15		350,000	376,165
Total Australia corporate bonds			870,024

Denmark—0.25%
Dong Energy A/S,
4.875%, due 05/07/14	EUR	250,000	368,933

France—7.85%
BNP Paribas,
0.539%, due 11/23/15(1)		$3,750,000	3,685,965
Casino Guichard Perrachon SA,
5.500%, due 01/30/15	EUR	550,000	824,456
Compagnie de Financement Foncier,
3.625%, due 01/16/12		4,350,000	6,091,402
Credit Agricole SA,
0.493%, due 03/13/16(1)		$800,000	769,627
Natixis,
0.776%, due 01/15/19(1)		450,000	387,923
Total France corporate bonds			11,759,373

Germany—2.76%
Hypothekenbank in Essen AG,
5.250%, due 01/17/11(2)	EUR	3,000,000	4,137,412

Ireland—0.25%
Allied Irish Banks PLC,
4.500%, due 10/01/12		300,000	371,145

Italy—2.02%
Intesa Sanpaolo SpA,
6.625%, due 05/08/18		900,000	1,303,037
Telecom Italia SpA,
4.750%, due 05/19/14		1,200,000	1,728,376
Total Italy corporate bonds			3,031,413

Luxembourg—0.56%
ArcelorMittal,
9.000%, due 02/15/15		$350,000	422,374
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	250,000	420,058
Total Luxembourg corporate bonds			842,432

Netherlands—4.24%
Allianz Finance II BV,
4.750%, due 07/22/19	EUR	850,000	1,298,875
CRH Finance BV,
7.375%, due 05/28/14		250,000	380,381
EDP Finance BV,
5.375%, due 11/02/12(3)		$750,000	779,200
MDC B.V.,
5.750%, due 05/06/14(3)		1,650,000	1,806,750
PACCAR Financial Europe BV,
5.125%, due 05/19/11	EUR	350,000	484,627
Rabobank Nederland NV,
4.000%, due 09/10/15	GBP	230,000	383,397
Repsol International Finance BV,
4.750%, due 02/16/17	EUR	300,000	434,356

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Netherlands—(concluded)
Scotland International Finance BV,
4.250%, due 05/23/13(3)		$800,000	$790,402
Total Netherlands corporate bonds			6,357,988

Qatar—0.30%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(3)		400,000	449,504

South Korea—0.36%
Hyundai Capital Services, Inc.,
6.000%, due 05/05/15(3)		500,000	545,699

Spain—0.49%
Telefonica Emisiones SAU,
5.431%, due 02/03/14	EUR	500,000	732,242

Sweden—0.55%
Swedbank AB,
0.542%, due 05/18/17(1)		$500,000	457,734
Vattenfall Treasury AB,
4.250%, due 05/19/14	EUR	250,000	363,643
Total Sweden corporate bonds			821,377

Switzerland—0.86%
Credit Suisse/London,
6.125%, due 05/16/14		850,000	1,297,133

United Kingdom—9.12%
Anglo American Capital PLC,
9.375%, due 04/08/14(3)		$450,000	554,030
BAA Funding Ltd.,
3.975%, due 02/15/12(3)	EUR	1,150,000	1,594,185
Barclays Bank PLC,
1.036%, due 04/20/16(1)		600,000	803,311
2.500%, due 01/23/13		$950,000	970,632
BP Capital Markets PLC,
1.550%, due 08/11/11		100,000	100,274
5.750%, due 11/08/10	GBP	350,000	551,175
HSBC Holdings PLC,
4.500%, due 04/30/14	EUR	250,000	363,130
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16		1,200,000	2,054,352
Nationwide Building Society,
4.650%, due 02/25/15(3)		$550,000	582,234
OTE PLC,
5.375%, due 02/14/11	EUR	550,000	753,619
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	GBP	450,000	776,514
Royal Bank of Scotland Group PLC,
5.250%, due 05/15/13	EUR	1,000,000	1,436,597
Smiths Group PLC,
6.050%, due 05/15/14(3)		$400,000	444,966
Standard Chartered Bank PLC,
3.850%, due 04/27/15(3)		1,400,000	1,460,256
Vodafone Group PLC,
5.750%, due 03/15/16		650,000	744,181
WPP PLC,
6.625%, due 05/12/16	EUR	300,000	470,338
Total United Kingdom corporate bonds			13,659,794

United States—19.31%
Altria Group, Inc.,
9.250%, due 08/06/19		$300,000	402,138
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	200,000	287,690

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
United States—(continued)
American International Group, Inc.,
5.950%, due 10/04/10	GBP	150,000	$235,644
Anadarko Petroleum Corp.,
5.750%, due 06/15/14		$1,000,000	1,079,637
AT&T, Inc.,
4.850%, due 02/15/14		750,000	830,557
Avon Products, Inc.,
5.625%, due 03/01/14		810,000	919,163
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(3)		550,000	606,935
Bank of America Corp.,
4.900%, due 05/01/13		1,400,000	1,495,017
5.650%, due 05/01/18		650,000	688,678
Cellco Partnership,
7.625%, due 12/19/11	EUR	500,000	727,935
8.500%, due 11/15/18		$500,000	680,815
Cisco Systems, Inc.,
4.950%, due 02/15/19		310,000	354,645
Citibank Credit Card Issuance Trust,
5.375%, due 04/11/11	EUR	240,000	331,921
Citigroup, Inc.,
4.750%, due 05/31/17(1)		400,000	528,766
5.625%, due 08/27/12		$1,240,000	1,310,591
CSX Corp.,
5.750%, due 03/15/13		610,000	672,086
DirecTV Financing Co., Inc.,
7.625%, due 05/15/16		550,000	613,250
ERAC USA Finance Co.,
2.750%, due 07/01/13(3)		400,000	408,641
General Electric Capital Corp.,
0.411%, due 12/20/13(1)		240,000	233,002
General Electric Capital Corp., Series A,
3.750%, due 11/14/14		610,000	645,961
6.750%, due 03/15/32		2,900,000	3,224,043
Goldman Sachs Group, Inc.,
7.500%, due 02/15/19		1,300,000	1,546,681
Hewlett-Packard Co.,
6.125%, due 03/01/14		400,000	462,247
JPMorgan Chase & Co.,
3.400%, due 06/24/15		1,350,000	1,401,458
6.300%, due 04/23/19		1,200,000	1,390,633
Morgan Stanley,
5.950%, due 12/28/17		1,300,000	1,396,429
Nisource Finance Corp.,
7.875%, due 11/15/10		750,000	755,532
ONEOK Partners LP,
8.625%, due 03/01/19		550,000	713,254
Pfizer, Inc.,
3.625%, due 06/03/13	EUR	250,000	356,097
Roche Holdings, Inc.,
4.625%, due 03/04/13		450,000	653,361
SLM Corp.,
1.149%, due 11/15/11(1)		250,000	322,954
UST, Inc.,
6.625%, due 07/15/12		$1,375,000	1,492,776

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
United States—(concluded)
Wells Fargo & Co.,
5.250%, due 10/23/12		$2,000,000	$2,164,350
Total United States corporate bonds			28,932,887
Total corporate bonds (cost $70,197,232)			74,177,356

Asset-backed securities—2.12%
Cayman Islands—0.18%
MBNA America European Structured Offerings, Series 7,
5.450%, due 04/19/11	EUR	190,000	262,828

United Kingdom—0.54%
Chester Asset Receivables Dealings, Series 2004-1, Class A,
0.920%, due 04/15/16(1)	GBP	150,000	226,651
Chester Asset Receivables Dealings 2003-B PLC, Series A,
4.650%, due 07/15/13		240,000	395,047
Chester Asset Receivables Dealings No. 12 PLC, Series A,
6.000%, due 01/18/11		120,000	190,297
Total United Kingdom asset-backed securities			811,995

United States—1.40%
Bank of America Corp.,
Series 2008-A1, Class A1,
0.837%, due 04/15/13(1)		$300,000	300,165
Series 2008-A5, Class A5,
1.457%, due 12/16/13(1)		300,000	302,397
Series 2004-A1,
4.500%, due 01/17/14	EUR	270,000	382,574
Chase Issuance Trust,
Series 2007-A16, Class A16,
0.592%, due 06/16/14(1)		$300,000	300,519
Series 2009-A3, Class A3,
2.400%, due 06/17/13		390,000	395,250
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A,
5.600%, due 07/17/14	EUR	300,000	424,699
Total United States asset-backed securities			2,105,604
Total asset-backed securities (cost $3,120,371)			3,180,427

Collateralized debt obligations—0.96%
Cayman Islands—0.50%
Avenue CLO Fund Ltd., Series 2006-3A, Class B2L,
4.521%, due 07/20/18(1),(3),(4),(5)		$199	29
Denali Capital CLO VII Ltd., Series 2007-1A, Class B2L,
4.763%, due 01/22/22(1),(3),(4),(5)		290,000	127,600
FM Leveraged Capital Fund, Series 2006-2A, Class E,
4.126%, due 11/15/20(1),(4)		400,000	168,000

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Cayman Islands—(concluded)
Galena CDO Ltd., Series II-AIRL,
1.142%, due 04/07/17(1),(3),(4),(5)		$1,000,000	$351,300
Gresham Street CDO Funding, Series 2003-1X, Class D,
3.668%, due 11/07/33(1),(2),(4),(5)		101,868	5,094
Trimaran CLO Ltd., Series 2007-1A, Class B2L,
3.692%, due 06/15/21(1),(3),(4),(5)		200,000	100,000
Total Cayman Islands collateralized debt obligations			752,023

Netherlands—0.23%
Harbourmaster CLO Ltd., Series 7A, Class C,
12.000%, due 09/22/22(3),(4),(5)		300,000	89,975
Highlander Euro CDO, Series 2006-2CA, Class E,
due 12/14/22(3),(4),(5),(7)		250,000	119,284
Queen Street CLO, Series 2007-1A, Class F,
6.980%, due 08/15/24(3),(4),(5)		350,000	133,599
Total Netherlands collateralized debt obligations			342,858

United States—0.23%
Ajax Ltd., Series 2A, Class C,
2.758%, due 09/08/32(1),(3),(4),(5)		500,000	200,000
Axius Europe CLO SA, Series 2007-1A, Class D,
3.976%, due 11/15/23(1),(3),(4),(5)	EUR	350,000	143,141
Total United States collateralized debt obligations			343,141
Total collateralized debt obligations (cost $4,086,522)			1,438,022

Commercial mortgage-backed securities—0.48%
United States—0.48%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2,
5.309%, due 10/10/45		$390,000	400,265
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
6.002%, due 08/10/45(1)		300,000	313,513
Total commercial mortgage-backed securities (cost $589,505)			713,778

Mortgage & agency debt securities—18.15%
United States—18.15%
Federal Home Loan Bank,
5.250%, due 06/18/14		4,100,000	4,724,557
Federal Home Loan Mortgage Corp.,(8)
4.750%, due 03/05/12		1,300,000	1,379,929
5.000%, due 02/16/17		3,900,000	4,580,086
Federal Home Loan Mortgage Corp. Gold Pools,(8)

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
United States—(concluded)
#G04668, 5.000%, due 03/01/38		$850,903	$894,515
#G08307, 5.000%, due 11/01/38		1,293,473	1,359,768
Federal National Mortgage Association,(8)
4.125%, due 04/15/14		2,950,000	3,266,001
5.000%, due 10/15/11		3,820,000	4,004,082
Federal National Mortgage Association Pools,(8)
#992260, 4.000%, due 01/01/39		3,161,139	3,253,043
#933765, 4.500%, due 04/01/38		3,574,981	3,729,191
Total mortgage & agency debt securities (cost $25,608,126)			27,191,172

US government obligation—3.39%
U.S. Treasury Note,
1.375%, due 03/15/12 (cost $5,009,715)		5,000,000	5,076,955

Non US-government obligations—15.14%
Canada—1.28%
Quebec Province,
6.125%, due 01/22/11		1,880,000	1,913,195

Denmark—0.85%
Government of Denmark,
1.875%, due 03/16/12		1,250,000	1,269,005

Germany—7.03%
Bundesobligation,
4.000%, due 04/13/12	EUR	1,420,000	2,030,864
Bundesrepublik Deutschland, Series 04
4.250%, due 07/04/14		800,000	1,211,766
Kreditanstalt fuer Wiederaufbau,
3.375%, due 01/16/12		2,800,000	3,930,246
5.550%, due 06/07/21		1,800,000	3,367,096
			10,539,972
Italy—2.24%
Republic of Italy,
4.500%, due 01/21/15		$1,565,000	1,676,674
4.750%, due 01/25/16		1,565,000	1,687,459
			3,364,133
Japan—2.31%
Government of Japan, Series 27
2.500%, due 09/20/37	JPY	134,000,000	1,839,203
Japan Bank for International Cooperation,
5.250%, due 03/23/16		$1,400,000	1,623,418
			3,462,621
Spain—1.43%
Instituto de Credito Oficial,
3.000%, due 03/15/11		250,000	251,029
5.375%, due 07/02/12		1,800,000	1,894,318
			2,145,347
Total Non US-government obligations (cost $21,776,280)			22,694,273

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Supranational bonds—4.42%
European Investment Bank,
5.625%, due 10/15/10	EUR	1,200,000	$1,638,968
6.250%, due 04/15/14	GBP	1,270,000	2,308,855
Inter-American Development Bank,
3.250%, due 11/15/11		$2,600,000	2,680,275
Total supranational bonds (cost $6,255,836)			6,628,098
Total bonds (cost $136,643,587)			141,100,081

	Shares
Short-term investment—2.67%
Investment company—2.67%
UBS Cash Management Prime Relationship Fund(9) (cost $4,001,415)	4,001,415		4,001,415

Total investments—96.83% (cost $140,645,002)			145,101,496
Cash and other assets, less liabilities—3.17%			4,744,894
Net assets—100.00%			$149,846,390

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,996,941
Gross unrealized depreciation	(3,540,447)
Net unrealized appreciation of investments	$4,456,494

(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(2)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2010, the value of these securities amounted to $4,142,506 or 2.76%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $11,287,730 or 7.53% of net assets.

(4)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $1,438,022 or 0.96% of net assets.
(5)	These securities, which represent 0.85% of net assets as of September 30, 2010, are considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/10 Market value	09/30/10 Market value as a percentage of net assets
Ajax Ltd., Series 2A, Class C, 2.758%, due 09/8/32	11/08/05	$487,550	0.33%	$200,000	0.13%
Avenue CLO Fund Ltd., Series 2006-3A, Class B2L, 4.521%, due 07/20/18	04/24/06-04/22/10	233,486	0.16	29	0.00	(6)
Axius Europe CLO SA, Series 2007-1A, Class D, 3.976%, due 11/15/23	09/28/07-11/01/09	466,689	0.31	143,141	0.10
Denali Capital CLO VII Ltd., Series 2007-1A, Class B2L, 4.763%, due 01/22/22	04/27/07	285,865	0.19	127,600	0.09
Galena CDO Ltd., Series II-AIRL, Class A1U, 1.142%, due 04/7/17	03/08/07	1,000,000	0.67	351,300	0.23
Gresham Street CDO Funding., Series 2003-1X, Class D, 3.668%, due 11/07/33	06/10/05-02/07/10	105,894	0.07	5,094	0.00	(6)
Harbourmaster CLO Ltd., Series 7A, Class C, 12.000%, due 09/22/22	10/31/06	363,746	0.24	89,975	0.06
Highlander Euro CDO, Series 2006-2CA, Class E, due 12/14/22	11/28/06	329,608	0.22	119,284	0.08
Queen Street CLO, Series 2007-1A, Class F, 6.980%, due 08/15/24	05/18/07	463,444	0.31	133,599	0.09
Trimaran CLO Ltd., Series 2007-1A, Class B2L, 3.692%, due 06/15/21	03/09/07	198,806	0.13	100,000	0.07
		$3,935,088	2.63%	$1,270,022	0.85%

(6)	Amount represents less than 0.005%.
(7)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(8)

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(9)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$5,509,864	$6,791,997	$8,300,446	$—	$—	$4,001,415	$2,767
	$5,509,864	$6,791,997	$8,300,446	$—	$—	$4,001,415	$2,767

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GS	Goldman Sachs

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Barclays London	EUR	25,605,000	USD	33,365,235	10/22/10	$(1,536,172)
Barclays London	CHF	5,120,000	USD	5,238,672	10/22/10	27,635
JPMorgan Chase Bank	AUD	6,407,500	USD	6,017,162	10/22/10	(162,167)
JPMorgan Chase Bank	GBP	11,940,000	USD	18,635,833	10/22/10	(118,564)
JPMorgan Chase Bank	JPY	155,200,000	USD	1,813,487	10/22/10	(45,935)
JPMorgan Chase Bank	USD	6,063,706	AUD	6,405,000	10/22/10	113,211
JPMorgan Chase Bank	USD	200,561	NOK	1,220,000	10/22/10	6,681
State Street Bank & Trust	GBP	3,365,000	JPY	446,323,505	10/22/10	61,845
Net unrealized depreciation on forward foreign currency contracts						$(1,653,466)

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of September 30, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 46 contracts (USD)	December 2010	$6,164,432	$6,151,063	$(13,369)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 170 contracts (USD)	December 2010	(37,235,035)	(37,312,343)	(77,308)
5 Year US Treasury Notes, 355 contracts (USD)	December 2010	(42,616,089)	(42,907,852)	(291,763)
10 Year US Treasury Notes, 185 contracts (USD)	December 2010	(23,152,347)	(23,318,672)	(166,325)
Interest rate futures buy contracts:
Euro-Buxl, 16 contracts (EUR)	December 2010	2,567,405	2,605,661	38,256
Interest rate futures sell contracts:
Euro-Bobl, 144 contracts (EUR)	December 2010	(23,691,204)	(23,676,708)	14,496
Euro-Bund, 9 contracts (EUR)	December 2010	(1,604,302)	(1,612,547)	(8,245)
Euro-Schatz, 110 contracts (EUR)	December 2010	(16,410,472)	(16,358,114)	52,358
Long Gilt, 39 contracts (GBP)	December 2010	(7,659,352)	(7,616,477)	42,875
10 Year Japanese Government Bond, 32 contracts (JPY)	December 2010	(5,410,846)	(5,496,886)	(86,040)
Net unrealized depreciation on futures contracts				$(495,065)

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Credit default swaps on credit indices — buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized depreciation
Goldman Sachs International	EUR	2,400,000	12/20/13	2.2000	%(2)	—	%(3)	$—	$(75,520)	$(75,520)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe HiVol Series 10 Index.

Currency type abbreviation:

EUR	Euro

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Credit default swaps on credit indices — sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread(2)
JPMorgan Chase Bank	USD	750,000	12/20/15	—	%(3)	1.0000	%(4)	$2,624	$(2,524)	$100	1.0739%

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment from the counterparty will be made upon the occurrence of a succession event with respect to the CDX.NA.IG. Series 15 Index.
(4)	Payments received are based on the notional amount.

Currency type abbreviation:

USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Credit default swaps on corporate and sovereign issues — buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund(2)	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Barclays London	USD	450,000	12/20/15	1.0000%	—	%(3)	$11,941	$(11,067)	$874
Deutsche Bank AG	USD	250,000	12/20/15	1.0000	—	(3)	7,310	(6,148)	1,162
Goldman Sachs International	EUR	1,200,000	12/20/15	1.0000	—	(4)	(30,229)	30,231	2
JPMorgan Chase Bank	USD	1,550,000	12/20/14	1.0000	—	(5)	55,787	(36,635)	19,152
JPMorgan Chase Bank	USD	1,500,000	12/20/15	1.0000	—	(6)	45,168	(47,655)	(2,487)
							$89,977	$(71,274)	$18,703

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Duke Energy 6.100% bond, due 06/01/37.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Saint Gobain Neder NV 5.000% bond, due 04/25/14.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the McKesson HBOS, Inc. 7.650% bond, due 03/01/27.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Lockheed Martin Corp. 7.650% bond, due 01/05/16.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Credit default swaps on corporate and sovereign issues — sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund(2)	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread(3)
Barclays Bank PLC	USD	450,000	12/20/15	—	%(4)	1.0000%	$7,022	$(7,758)	$(736)	1.3576%
Deutsche Bank AG	USD	250,000	12/20/15	—	(4)	1.0000	3,288	(4,310)	(1,022)	1.3576
Goldman Sachs International	EUR	1,200,000	12/20/15	—	(5)	1.0000	61,934	(57,983)	3,951	1.7504
Goldman Sachs International	USD	800,000	06/20/18	—	(6)	0.5140	—	(68,435)	(68,435)	1.8123
Goldman Sachs International	USD	1,600,000	12/20/18	—	(7)	1.1425	—	(31,762)	(31,762)	1.4267
Goldman Sachs International	USD	3,000,000	09/20/19	—	(8)	1.0000	(19,159)	75,131	55,972	0.7026
JPMorgan Chase Bank	USD	1,500,000	03/20/20	—	(9)	1.0000	(2,579)	(117,301)	(119,880)	2.0025
JPMorgan Chase Bank	USD	1,550,000	12/20/14	—	(10)	1.0000	(53,442)	39,393	(14,049)	0.4356
							$(2,936)	$(173,025)	$(175,961)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments received are based on the notional amount.
(3)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Southern California Edison 6.650% bond, due 04/01/29.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Holcim Finance Luxembourg SA 4.375% bond, due 12/09/14.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Austria 5.250% bond, due 01/04/11.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
(10)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Johnson & Johnson 3.800% bond, due 05/15/13.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$74,177,356	$—	$74,177,356
Asset-backed securities	—	3,180,427	—	3,180,427
Collateralized debt obligations	—	—	1,438,022	1,438,022
Commercial mortgage-backed securities	—	713,778	—	713,778
Mortgage & agency debt securities	—	27,191,172	—	27,191,172
US government obligation	—	5,076,955	—	5,076,955
Non US-government obligations	—	22,694,273	—	22,694,273
Supranational bonds	—	6,628,098	—	6,628,098
Short-term investment	—	4,001,415	—	4,001,415
Other financial instruments(1)	(495,065)	(1,975,809)	—	(2,470,874)
Total	$(495,065)	$141,687,665	$1,438,022	$142,630,622

(1)	Other financial instruments include futures contracts, swap agreements and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligation	Total
Assets
Beginning balance	$1,269,921	$1,269,921
Total gains or losses (realized/unrealized) included in earnings	257,843	257,843
Purchases, sales, issuances, and settlements (net)	(89,742)	(89,742)
Transfers in and/or out of Level 3	$—	$—
Ending balance	$1,438,022	$1,438,022

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10.	$211,417	$211,417

UBS Global Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Commercial banks	10.78%
Construction & engineering	0.39
Diversified financial services	7.49
Diversified telecommunication services	1.33
Electric utilities	0.46
Food & staples retailing	0.51
Gas utilities	0.41
Media	1.58
Metals & mining	1.01
Oil, gas & consumable fuels	1.70
Personal products	0.45
Thrifts & mortgage finance	4.46
Tobacco	1.73
Wireless telecommunication services	0.91
Total corporate bonds	33.21%
Asset-backed securities	1.81
Collateralized debt obligations	1.19
Commercial mortgage-backed security	2.11
Mortgage & agency debt securities	8.68
US government obligations	4.80
Non US-government obligations	37.50
Supranational bonds	4.37
Total bonds	93.67%
Short-term investment	3.22
Total investments	96.89%
Cash and other assets, less liabilities	3.11
Net assets	100.00%

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Bonds—93.67%
Corporate bonds—33.21%
Australia—1.13%
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14		$100,000	$123,465
Westpac Banking Corp.,
4.200%, due 02/27/15		70,000	75,233
Total Australia corporate bonds			198,698

Cayman Islands—0.31%
Vale Overseas Ltd.,
5.625%, due 09/15/19		50,000	55,121

France—1.51%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	150,000	208,784
France Telecom SA,
8.500%, due 03/01/31		$40,000	57,855
Total France corporate bonds			266,639

Germany—7.03%
Bayerische Landesbank,
3.750%, due 05/23/11	EUR	240,000	332,773
Dexia Kommunalbank Deutschland AG,
3.500%, due 04/15/11		150,000	206,900
Hypothekenbank in Essen AG,
4.000%, due 11/21/11		240,000	336,691
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	200,000	364,604
Total Germany corporate bonds			1,240,968

Italy—0.88%
Telecom Italia SpA,
1.673%, due 06/07/16(1)	EUR	50,000	63,857
7.375%, due 12/15/17	GBP	50,000	90,621
Total Italy corporate bonds			154,478

Jersey (Channel Islands)—0.92%
Travelers Insurance Company Institutional Funding Ltd.,
5.750%, due 12/06/11		100,000	163,239

Luxembourg—0.46%
Enel Finance International SA,
5.625%, due 08/14/24		50,000	82,097

Netherlands—0.47%
Rabobank Nederland NV,
4.000%, due 09/10/15		50,000	83,347

Norway—0.66%
StatoilHydro ASA,
5.250%, due 04/15/19		$100,000	116,108

Qatar—0.64%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(2)		100,000	112,376

South Korea—0.62%
Hyundai Capital Services, Inc.,
6.000%, due 05/05/15(2)		100,000	109,140

Spain—1.38%
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36	EUR	150,000	171,054
Gas Natural Capital Markets SA,
5.250%, due 07/09/14		50,000	72,447
Total Spain corporate bonds			243,501

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
United Kingdom—4.97%
BAA Funding Ltd.,
3.975%, due 02/15/12(2)	EUR	50,000	$69,312
Barclays Bank PLC,
4.750%, due 12/31/49(1),(3)		110,000	108,719
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16		100,000	171,196
Nationwide Building Society,
1.096%, due 12/22/16(1)		200,000	244,624
OTE PLC,
5.375%, due 02/14/11		50,000	68,511
Tesco PLC,
6.125%, due 02/24/22	GBP	50,000	89,723
WPP PLC,
6.625%, due 05/12/16	EUR	80,000	125,423
Total United Kingdom corporate bonds			877,508

United States—12.23%
Altria Group, Inc.,
9.250%, due 08/06/19		$100,000	134,046
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	50,000	71,922
Anadarko Petroleum Corp.,
5.750%, due 06/15/14		$100,000	107,964
Avon Products, Inc.,
5.625%, due 03/01/14		70,000	79,434
Bank of America Corp.,
7.375%, due 05/15/14		200,000	229,871
Bear Stearns Cos. LLC,
5.700%, due 11/15/14		300,000	338,262
Citibank Credit Card Issuance Trust,
5.375%, due 04/11/11	EUR	40,000	55,320
Citigroup, Inc.,
4.750%, due 05/31/17(1)		50,000	66,096
5.625%, due 08/27/12		$150,000	158,539
Comcast Cable Communications LLC,
6.750%, due 01/30/11		150,000	152,916
General Electric Capital Corp., Series A,
6.750%, due 03/15/32		110,000	122,291
Goldman Sachs Group, Inc.,
7.500%, due 02/15/19		200,000	237,951
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35		75,000	75,192
Morgan Stanley,
5.450%, due 01/09/17		250,000	263,651
SLM Corp.,
1.149%, due 11/15/11(1)	EUR	50,000	64,591
Total United States corporate bonds			2,158,046
Total corporate bonds (cost $5,705,013)			5,861,266

Asset-backed securities—1.81%
Cayman Islands—0.16%
MBNA America European Structured Offerings, Series 7,
5.450%, due 04/19/11		20,000	27,666

United Kingdom—0.85%
Chester Asset Receivables Dealings, Series 2004-1, Class A,
0.920%, due 04/15/16(1)	GBP	20,000	30,220

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
United Kingdom—(concluded)
Chester Asset Receivables Dealings 2003-B PLC, Series A,
4.650%, due 07/15/13	GBP	30,000	$49,381
Chester Asset Receivables Dealings No. 12 PLC, Series A,
6.000%, due 01/18/11		20,000	31,716
Whinstone Capital Management Ltd., Series 1A, Class B2,
2.684%, due 10/25/44(1),(2)	EUR	77,108	39,419
Total United Kingdom asset-backed securities			150,736

United States—0.80%
Bank of America Corp., Series 2004-A1,
4.500%, due 01/17/14		40,000	56,678
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A,
5.600%, due 07/17/14		50,000	70,783
Merrill Lynch Mortgage Investors, Inc., Series 2006-SL1, Class A,
0.436%, due 09/25/36(1)		$38,582	13,605
Total United States asset-backed securities			141,066
Total asset-backed securities (cost $393,210)			319,468

Collateralized debt obligations—1.19%
Cayman Islands—0.16%
Gulf Stream - Sextant CLO Ltd., Series 2007-1A, Class SUB,
due 06/17/21(2),(4),(5),(6)		100,000	28,750

Netherlands—0.22%
Queen Street CLO, Series 2007-1A, Class F,
6.980%, due 08/15/24(2),(4),(6)	EUR	100,000	38,171

United States—0.81%
Hewett’s Island CDO Ltd., Series 2007-6A, Class D,
2.542%, due 06/09/19(1),(2),(4),(6)		$250,000	142,500
Total collateralized debt obligations (cost $479,920)			209,421

Commercial mortgage-backed security—2.11%
United States—2.11%
JPMorgan Chase Commercial Alternative Mortgage Product, Series 2006-CB17, Class A4,
5.429%, due 12/12/43 (cost $329,314)		350,000	372,750

Mortgage & agency debt securities—8.68%
United States—8.68%
Federal Home Loan Mortgage Corp. Gold Pools,(7)
#G04461, 5.000%, due 07/01/38		194,529	204,499

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
United States—(concluded)
Federal National Mortgage Association Pools,(7)
#AA5244, 4.000%, due 05/01/39		$72,885	$75,004
#909356, 5.000%, due 02/01/37		197,444	208,346
#914467, 5.000%, due 04/01/37		157,882	166,329
#928197, 5.500%, due 03/01/37		162,325	172,699
#AC1466, 5.500%, due 08/01/39		191,017	204,382
#900568, 6.000%, due 09/01/36		100,622	108,679
#940642, 6.000%, due 08/01/37		168,641	183,344
#889579, 6.000%, due 05/01/38		137,821	148,297
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31		53,876	60,523
Total mortgage & agency debt securities (cost $1,437,444)			1,532,102

US government obligations—4.80%
US Treasury Bonds,
4.375%, due 05/15/40		$300,000	336,939
US Treasury Notes,
1.000%, due 07/31/11		300,000	301,817
3.625%, due 02/15/20		190,000	208,391
Total US government obligations (cost $821,579)			847,147

Non US-government obligations—37.50%
Denmark—0.58%
Government of Denmark,
4.000%, due 11/15/17	DKK	500,000	103,042

France—0.72%
Government of France,
4.000%, due 04/25/55	EUR	80,000	127,504

Germany—6.81%
Bundesobligation,
4.000%, due 04/13/12		280,000	400,452
Series 153
4.000%, due 10/11/13		155,000	230,152
Bundesrepublik Deutschland,
3.000%, due 07/04/20		200,000	289,944
5.000%, due 07/04/11		200,000	281,312
			1,201,860
Italy—5.24%
Buoni Poliennali Del Tesoro,
4.000%, due 09/01/20		200,000	276,795
5.000%, due 08/01/39		235,000	335,046
Republic of Italy,
4.750%, due 01/25/16		$290,000	312,692
			924,533

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Japan—16.69%
Government of Japan,
0.600%, due 12/15/10	JPY	45,000,000	$539,570
0.800%, due 03/20/13		32,950,000	401,033
1.800%, due 06/20/17		28,000,000	366,079
1.900%, due 06/20/25		68,800,000	879,264
Government of Japan CPI Linked Bond, Series 12
1.200%, due 06/10/17(8)		63,879,000	760,992
			2,946,938
Netherlands—0.92%
Government of Netherlands,
4.000%, due 01/15/37	EUR	100,000	161,878

Spain—5.08%
Government of Spain,
4.200%, due 07/30/13		175,000	248,732
6.000%, due 01/31/29		145,000	226,337
Instituto de Credito Oficial,
5.375%, due 07/02/12		$400,000	420,960
			896,029
United Kingdom—1.46%
UK Gilts,
4.250%, due 03/07/36	GBP	50,000	83,242
5.000%, due 03/07/12		105,000	175,158
			258,400
Total Non US-government obligations (cost $5,876,176)			6,620,184

Supranational bonds—4.37%
Supranational—4.37%
European Investment Bank,
6.125%, due 01/23/17	AUD	250,000	244,318
6.250%, due 04/15/14	GBP	290,000	527,219
Total supranational bonds (cost $812,708)			771,537
Total bonds (cost $15,855,364)			16,533,875

	Shares
Short-term investment—3.22%
Investment company—3.22%
UBS Cash Management Prime Relationship Fund(9) (cost $568,054)	568,054		568,054
Total investments—96.89% (cost $16,423,418)			17,101,929
Cash and other assets, less liabilities—3.11%			549,723
Net assets—100.00%			$17,651,652

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,298,729
Gross unrealized depreciation	(620,218)
Net unrealized appreciation of investments	$678,511

(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $539,668 or 3.06% of net assets.

(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $209,421 or 1.19% of net assets.
(5)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(6)	These securities, which represent 1.19% of net assets as of September 30, 2010, is considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/10 Market value	09/30/10 Market value as a percentage of net assets
Gulf Stream - Sextant CLO Ltd., Series 2007-1A, Class SUB, due 06/17/21	05/17/07	$100,000	0.57%	$28,750	0.16%
Hewett’s Island CDO Ltd., Series 2007-6A, Class D, 2.542%, due 06/9/19	05/09/07-09/25/09	247,508	1.40	142,500	0.81
Queen Street CLO, Series 2007-1A, Class F, 6.980%, due 08/15/24	05/18/07	132,413	0.75	38,171	0.22
		$479,921	2.72%	$209,421	1.19%

(7)

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(8)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

(9)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$570,589	$2,063,419	$2,065,954	$—	$—	$568,054	$339
	$570,589	$2,063,419	$2,065,954	$—	$—	$568,054	$339

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index

Currency type abbreviations:

AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Barclays London	EUR	150,000	NOK	1,211,220	12/03/10	$871
Barclays London	GBP	225,000	JPY	29,756,205	12/03/10	3,364
Barclays London	NOK	1,192,273	EUR	150,000	12/03/10	2,340
JPMorgan Chase Bank	EUR	305,000	USD	388,129	12/03/10	(27,480)
JPMorgan Chase Bank	GBP	960,000	USD	1,487,635	12/03/10	(19,757)
JPMorgan Chase Bank	JPY	23,000,000	USD	273,131	12/03/10	(2,548)
JPMorgan Chase Bank	SEK	670,000	USD	92,089	12/03/10	(7,144)
JPMorgan Chase Bank	USD	17,563	AUD	20,000	12/03/10	1,623
JPMorgan Chase Bank	USD	490,178	CAD	520,000	12/03/10	14,530
JPMorgan Chase Bank	USD	176,051	CHF	180,000	12/03/10	7,220
JPMorgan Chase Bank	USD	284,261	EUR	220,000	12/03/10	15,523
JPMorgan Chase Bank	USD	84,133	GBP	55,000	12/03/10	2,228
JPMorgan Chase Bank	USD	449,838	JPY	37,600,000	12/03/10	838
JPMorgan Chase Bank	USD	207,232	KRW	249,000,000	12/03/10	10,568
JPMorgan Chase Bank	USD	147,345	SEK	1,090,000	12/03/10	14,095
Net unrealized appreciation on forward foreign currency contracts						$16,271

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Futures contracts

UBS Global Bond Fund had the following open futures contracts as of September 30, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized depreciation
US Treasury futures buy contracts:
US Long Bond, 5 contracts (USD)	December 2010	$670,047	$668,594	$(1,453)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 15 contracts (USD)	December 2010	(1,800,680)	(1,813,008)	(12,328)
Net unrealized depreciation on futures contracts				$(13,781)

Currency type abbreviation:

USD	United States Dollar

Swap agreements

UBS Global Bond Fund had outstanding credit default swap agreements with the following terms as of September 30, 2010:

Credit default swaps on corporate and sovereign issues—sell protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized depreciation	Credit spread(2)
Goldman Sachs International	EUR	280,000	12/20/18	—	(3)	1.2600	%(4)	$—	$(19,368)	$(19,368)	2.0025%

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
(4)	Payments received are based on the notional amount.

Currency type abbreviation:

EUR	Euro

UBS Global Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$5,861,265	$—	$5,861,265
Asset-backed securities	—	319,468	—	319,468
Collateralized debt obligations	—	—	209,421	209,421
Commercial mortgage-backed security	—	372,750	—	372,750
Mortgage & agency debt securities	—	1,532,102	—	1,532,102
US government obligations	—	847,147	—	847,147
Non US-government obligations	—	6,620,184	—	6,620,184
Supranational bonds	—	771,537	—	771,537
Short-term investment	—	568,054	—	568,054
Other financial instruments(1)	(13,781)	(3,097)	—	(16,878)
Total	$(13,781)	$16,889,410	$209,421	$17,085,050

(1)	Other financial instruments include open futures contracts, swap agreements, and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligation	Total
Assets
Beginning balance	$269,435	$269,435
Total gains or losses (realized/unrealized) included in earnings	(11,974)	(11,974)
Purchases, sales, issuances, and settlements (net)	(48,040)	(48,040)
Transfers in and/or out of Level 3	$—	$—
Ending balance	$209,421	$209,421

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10.	$(5,014)	$(5,014)

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Aerospace	1.09%
Air transportation	0.67
Automotive & auto parts distributors	3.28
Banks & thrifts	4.02
Broadcasting	2.08
Building materials	1.67
Cable television	2.01
Capital goods	0.90
Chemicals	2.42
Consumer products	0.75
Containers	1.95
Diversified financial services	4.75
Diversified media	1.69
Electric utilities	3.90
Energy	12.32
Entertainment/film	0.41
Environmental	0.43
Food & drug retail	1.42
Food/beverage/tobacco	2.20
Gaming	6.65
Healthcare	6.29
Homebuilders/real estate	3.14
Hotel	0.37
Insurance	3.88
Leisure	0.45
Machinery	0.81
Metals/mining	2.40
Paper	2.27
Publishing/printing	1.35
Restaurants	0.15
Services	2.86
Steel	1.60
Super retail index	2.68
Technology	4.80
Telecommunications	8.31
Textile/apparel	0.38
Transportation excluding air/rail	0.79
Total corporate bonds	97.14%
Commercial mortgage-backed securities	0.27
Total bonds	97.41%
Common stocks	0.06
Preferred stocks	0.00 (1)
Warrants	0.00 (1)
Short-term investment	1.99
Total investments	99.46%
Cash and other assets, less liabilities	0.54
Net assets	100.00%

(1)                                  Amount represents less than 0.005%.

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Bonds—97.41%
Corporate bonds—97.14%
Australia—0.25%
FMG Finance Pty Ltd.,
10.625%, due 09/01/16(1)	$175,000	$215,469

Austria—0.31%
PE Paper Escrow GmbH,
12.000%, due 08/01/14(1)	235,000	271,425

Bermuda—0.59%
Intelsat Bermuda Ltd.,
11.250%, due 02/04/17	300,000	321,375
Ship Finance International Ltd.,
8.500%, due 12/15/13	190,000	192,850
Total Bermuda corporate bonds		514,225

Canada—1.98%
Bombardier, Inc.,
7.500%, due 03/15/18(1)	110,000	118,250
7.750%, due 03/15/20(1)	150,000	162,000
Cascades, Inc.,
7.750%, due 12/15/17	75,000	78,188
Nova Chemicals Corp.,
8.625%, due 11/01/19	150,000	159,187
Novelis, Inc.,
7.250%, due 02/15/15	345,000	351,037
OPTI Canada, Inc.,
8.250%, due 12/15/14	230,000	174,800
9.000%, due 12/15/12(1)	150,000	151,875
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19(1)	200,000	212,000
Teck Resources Ltd.,
10.750%, due 05/15/19	242,000	304,751
Total Canada corporate bonds		1,712,088

Cayman Islands—0.32%
Sable International Finance Ltd.,
7.750%, due 02/15/17(1)	125,000	131,875
Seagate HDD Cayman,
6.875%, due 05/01/20(1)	150,000	146,625
Total Cayman Islands corporate bonds		278,500

France—0.16%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	135,000	138,037

Germany—0.09%
Unitymedia Hessen,
8.125%, due 12/01/17(1)	75,000	78,000

Italy—0.35%
Wind Acquisition Finance SA,
11.750%, due 07/15/17(1)	270,000	302,569

Luxembourg—1.42%
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16(1)	455,000	433,388
Intelsat Jackson Holdings SA,
11.250%, due 06/15/16	727,000	790,612
Total Luxembourg corporate bonds		1,224,000

Netherlands—0.82%
ING Groep NV,
5.775%, due 12/08/15(2),(3)	245,000	219,887

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Netherlands—(concluded)
NXP BV,
7.875%, due 10/15/14	$230,000	$238,050
9.500%, due 10/15/15	245,000	251,125
Total Netherlands corporate bonds		709,062

Russia—0.26%
Evraz Group SA,
9.500%, due 04/24/18(1)	200,000	224,000

Spain—0.27%
Cemex Espana Luxembourg,
9.250%, due 05/12/20(1)	252,000	236,250

United Kingdom—2.12%
Global Aviation Holdings Ltd.,
14.000%, due 08/15/13(1)	205,000	219,350
Global Crossing UK Finance PLC,
10.750%, due 12/15/14	300,000	309,000
Hanson Ltd.,
6.125%, due 08/15/16	200,000	200,750
HBOS Capital Funding LP,
6.071%, due 06/30/14(1),(2),(3)	300,000	264,000
Ineos Finance PLC,
9.000%, due 05/15/15(1)	100,000	104,375
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	230,000	194,638
Vedanta Resources PLC,
9.500%, due 07/18/18(1)	100,000	108,000
Virgin Media Finance PLC,
9.125%, due 08/15/16	150,000	160,500
9.500%, due 08/15/16	100,000	113,000
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18	150,000	158,250
Total United Kingdom corporate bonds		1,831,863

United States—88.20%
Accellent, Inc.,
8.375%, due 02/01/17	275,000	280,500
ACCO Brands Corp.,
10.625%, due 03/15/15	75,000	83,813
Advanced Micro Devices, Inc.,
8.125%, due 12/15/17	135,000	142,425
AES Corp.,
8.000%, due 06/01/20	550,000	596,750
Affinion Group, Inc.,
10.125%, due 10/15/13	300,000	308,250
AGFC Capital Trust I,
6.000%, due 01/15/67(1),(2)	125,000	63,125
AK Steel Corp.,
7.625%, due 05/15/20	200,000	202,500
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	190,000	206,150
Ally Financial, Inc.,
7.500%, due 09/15/20(1)	150,000	159,750
8.000%, due 03/15/20(1)	425,000	464,312
8.000%, due 11/01/31	485,000	520,163
8.300%, due 02/12/15(1)	500,000	545,000
AMC Entertainment, Inc.,
8.750%, due 06/01/19	275,000	289,781
American Axle & Manufacturing Holdings, Inc.,
9.250%, due 01/15/17(1)	85,000	93,075

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
American General Institutional Capital A,
7.570%, due 12/01/45(1)	$425,000	$399,500
American International Group, Inc.,
6.250%, due 03/15/37(2)	175,000	150,063
8.175%, due 05/15/58(2)	130,000	130,000
Ameristar Casinos, Inc.,
9.250%, due 06/01/14	225,000	240,188
Amsted Industries, Inc.,
8.125%, due 03/15/18(1)	60,000	62,475
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14	750,000	825,000
Aquilex Holdings LLC,
11.125%, due 12/15/16	70,000	69,300
ARAMARK Corp.,
8.500%, due 02/01/15	460,000	478,400
ArvinMeritor, Inc.,
10.625%, due 03/15/18	150,000	166,125
Ashland, Inc.,
9.125%, due 06/01/17	165,000	188,925
Aspect Software, Inc.,
10.625%, due 05/15/17(1)	60,000	62,325
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	275,000	277,750
ATP Oil & Gas Corp.,
11.875%, due 05/01/15(1)	50,000	43,125
Avis Budget Car Rental LLC,
9.625%, due 03/15/18	100,000	105,750
Baldor Electric Co.,
8.625%, due 02/15/17	110,000	117,700
Ball Corp.,
6.750%, due 09/15/20	35,000	37,100
Bank of America Corp.,
8.000%, due 01/30/18(2),(3)	175,000	180,520
BankAmerica Capital II,
8.000%, due 12/15/26	380,000	391,400
BE Aerospace, Inc.,
6.875%, due 10/01/20	175,000	178,500
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	15,000	13,631
8.125%, due 06/15/16	150,000	138,375
Belden, Inc.,
9.250%, due 06/15/19(1)	100,000	108,000
Berry Plastics Corp.,
8.250%, due 11/15/15	125,000	128,750
Biomet, Inc.,
10.375%, due 10/15/17(4)	525,000	582,750
11.625%, due 10/15/17	361,000	402,064
Boise Paper Holdings LLC,
9.000%, due 11/01/17	70,000	75,075
Bon-Ton Department Stores, Inc.,
10.250%, due 03/15/14	100,000	98,500
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20(1)	50,000	52,500
Brunswick Corp.,
11.250%, due 11/01/16(1)	80,000	92,200
Bumble Bee Foods LLC,
7.750%, due 12/15/15	113,000	120,910

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
Cablevision Systems Corp.,
8.625%, due 09/15/17	$425,000	$467,500
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16(1)	200,000	214,000
Calpine Corp.,
7.875%, due 07/31/20(1)	300,000	308,250
Capella Healthcare, Inc.,
9.250%, due 07/01/17(1)	55,000	58,850
Carriage Services, Inc.,
7.875%, due 01/15/15	250,000	246,250
Case New Holland, Inc.,
7.750%, due 09/01/13	160,000	173,800
7.875%, due 12/01/17(1)	225,000	244,406
Casella Waste Systems, Inc.,
11.000%, due 07/15/14	125,000	136,875
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	100,000	115,750
Celanese US Holdings LLC,
6.625%, due 10/15/18(1)	95,000	97,138
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14	100,000	117,500
Cemex Finance LLC,
9.500%, due 12/14/16(1)	200,000	201,240
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15(1)	180,000	178,875
Cenveo Corp.,
8.875%, due 02/01/18	200,000	197,750
Chesapeake Energy Corp.,
6.625%, due 08/15/20	130,000	135,850
7.250%, due 12/15/18	850,000	915,875
CIT Group, Inc.,
7.000%, due 05/01/13	200,000	201,000
7.000%, due 05/01/16	755,000	743,675
7.000%, due 05/01/17	630,000	616,613
10.250%, due 05/01/16	225,000	232,875
Citigroup Capital XXI,
8.300%, due 12/21/57(2)	655,000	687,750
Clean Harbors, Inc.,
7.625%, due 08/15/16	221,000	229,840
Clear Channel Communications, Inc.,
5.500%, due 09/15/14	130,000	83,362
6.250%, due 03/15/11	55,000	54,587
7.250%, due 10/15/27	135,000	63,956
10.750%, due 08/01/16	200,000	156,000
Clear Channel Worldwide Holdings, Inc., Series B,
9.250%, due 12/15/17	105,000	112,087
Clear Channel Worldwide Holdings, Inc.,
9.250%, due 12/15/17	25,000	26,500
Clearwire Communications LLC,
12.000%, due 12/01/15(1)	425,000	458,250
CMP Susquehanna Corp.,
16.612%, due 05/15/14(5),(6)	50,000	17,750
Community Health Systems, Inc.,
8.875%, due 07/15/15	190,000	201,875
Comstock Resources, Inc.,
8.375%, due 10/15/17	100,000	103,125
Consol Energy, Inc.,
8.000%, due 04/01/17(1)	200,000	216,500

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
Constellation Brands, Inc.,
8.375%, due 12/15/14	$350,000	$386,312
CPM Holdings, Inc.,
10.625%, due 09/01/14(1)	150,000	161,625
Cricket Communications, Inc.,
9.375%, due 11/01/14	240,000	248,400
10.000%, due 07/15/15	125,000	135,000
Crosstex Energy LP,
8.875%, due 02/15/18	280,000	293,300
CSC Holdings LLC,
8.625%, due 02/15/19	125,000	140,625
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	180,000	181,368
Delta Air Lines, Inc.,
12.250%, due 03/15/15(1)	325,000	359,125
Denbury Resources, Inc.,
8.250%, due 02/15/20	125,000	136,406
9.750%, due 03/01/16	335,000	376,037
Developers Diversified Realty Corp., REIT,
9.625%, due 03/15/16	310,000	345,851
Diamond Resorts Corp.,
12.000%, due 08/15/18(1)	215,000	211,238
DISH DBS Corp.,
6.625%, due 10/01/14	400,000	418,000
7.875%, due 09/01/19	75,000	80,719
Domtar Corp.,
7.875%, due 10/15/11	20,000	21,100
10.750%, due 06/01/17	85,000	105,825
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	400,000	429,000
Dycom Investments, Inc.,
8.125%, due 10/15/15	175,000	178,937
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	160,000	124,800
E*Trade Financial Corp.,
12.500%, due 11/30/17(4)	324,000	369,360
Edgen Murray Corp.,
12.250%, due 01/15/15	140,000	101,150
Edison Mission Energy,
7.000%, due 05/15/17	555,000	400,987
El Paso Corp.,
7.800%, due 08/01/31	640,000	664,236
8.250%, due 02/15/16	200,000	222,500
12.000%, due 12/12/13	330,000	403,425
Encore Acquisition Co.,
9.500%, due 05/01/16	175,000	195,344
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	281,000	278,869
Energy Transfer Equity LP,
7.500%, due 10/15/20	50,000	52,625
Entravision Communications Corp.,
8.750%, due 08/01/17(1)	175,000	178,500
Equinix, Inc.,
8.125%, due 03/01/18	250,000	266,875
Exopack Holding Corp.,
11.250%, due 02/01/14	195,000	199,387
Ferrellgas Partners-LP,
9.125%, due 10/01/17	435,000	471,431

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	$815,000	$949,475
First Data Corp.,
9.875%, due 09/24/15	205,000	167,587
11.250%, due 03/31/16	125,000	90,000
Ford Motor Co.,
7.450%, due 07/16/31	415,000	432,637
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14	250,000	280,469
9.875%, due 08/10/11	400,000	423,668
12.000%, due 05/15/15	375,000	472,300
Forest Oil Corp.,
8.500%, due 02/15/14	140,000	152,950
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	265,000	280,237
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	210,000	234,413
Freescale Semiconductor, Inc.,
9.125%, due 12/15/14(4)	135,000	135,000
9.250%, due 04/15/18(1)	115,000	119,600
10.125%, due 12/15/16	150,000	136,500
10.125%, due 03/15/18(1)	125,000	133,125
10.750%, due 08/01/20(1)	150,000	150,375
Frontier Communications Corp.,
7.875%, due 04/15/15	190,000	205,200
8.250%, due 04/15/17	60,000	65,625
8.500%, due 04/15/20	60,000	66,225
9.000%, due 08/15/31	805,000	858,331
FTI Consulting, Inc.,
6.750%, due 10/01/20(1)	100,000	100,750
Gannett Co., Inc.,
9.375%, due 11/15/17(1)	150,000	163,875
GenOn Escrow Corp.,
9.875%, due 10/15/20(1)	200,000	191,000
Gentiva Health Services, Inc.,
11.500%, due 09/01/18(1)	55,000	58,713
Genworth Financial, Inc.,
6.150%, due 11/15/66(2)	205,000	155,544
Geokinetics Holdings, Inc.,
9.750%, due 12/15/14(1)	200,000	175,000
Georgia Gulf Corp.,
9.000%, due 01/15/17(1)	35,000	36,663
Georgia-Pacific LLC,
8.250%, due 05/01/16(1)	375,000	416,719
8.875%, due 05/15/31	215,000	245,100
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67(1),(2)	200,000	158,500
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	360,000	407,700
Graham Packaging Co. LP,
8.250%, due 10/01/18(1)	45,000	45,731
9.875%, due 10/15/14	545,000	565,438
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	120,000	123,300
9.500%, due 06/15/17	55,000	58,575
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	215,000	215,806
GXS Worldwide, Inc.,
9.750%, due 06/15/15	175,000	174,344

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	$430,000	$407,425
Harrah’s Operating Co., Inc.,
10.000%, due 12/15/18	400,000	319,500
11.250%, due 06/01/17	880,000	963,600
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38(2)	460,000	464,600
HCA, Inc.,
9.125%, due 11/15/14	900,000	948,375
9.250%, due 11/15/16	475,000	514,188
9.625%, due 11/15/16(4)	4	4
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	450,000	455,625
Hexion US Finance Corp.,
9.750%, due 11/15/14	235,000	244,400
Hilcorp Finance Co.,
8.000%, due 02/15/20(1)	85,000	87,337
Host Hotels & Resorts LP, REIT,
9.000%, due 05/15/17	285,000	318,131
Huntsman International LLC,
5.500%, due 06/30/16	150,000	143,625
Icahn Enterprises LP,
8.000%, due 01/15/18	125,000	125,625
ILFC E-Capital Trust I,
5.900%, due 12/21/65(1),(2)	320,000	209,600
Inergy LP,
7.000%, due 10/01/18(1)	80,000	82,000
8.250%, due 03/01/16	325,000	341,250
8.750%, due 03/01/15	290,000	312,838
ING Capital Funding Trust III,
8.439%, due 12/31/10(2),(3)	215,000	206,400
Ingles Markets, Inc.,
8.875%, due 05/15/17	430,000	463,325
Insight Communications Co., Inc.,
9.375%, due 07/15/18(1)	50,000	53,125
Interactive Data Corp.,
10.250%, due 08/01/18(1)	25,000	26,625
Interface, Inc., Series B,
11.375%, due 11/01/13	185,000	209,975
International Lease Finance Corp.,
5.750%, due 06/15/11	200,000	201,000
7.125%, due 09/01/18(1)	425,000	457,937
8.625%, due 09/15/15(1)	405,000	433,350
8.750%, due 03/15/17(1)	130,000	139,425
Invista,
9.250%, due 05/01/12(1)	166,000	168,075
Iron Mountain, Inc.,
8.375%, due 08/15/21	425,000	459,531
Jabil Circuit, Inc.,
8.250%, due 03/15/18	150,000	167,625
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	475,000	434,625
JC Penney Corp., Inc.,
7.125%, due 11/15/23	150,000	156,750
K Hovnanian Enterprises, Inc.,
10.625%, due 10/15/16	155,000	155,194

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
KB Home,
5.750%, due 02/01/14	$75,000	$72,469
5.875%, due 01/15/15	150,000	141,750
6.250%, due 06/15/15	150,000	143,250
KEMET Corp.,
10.500%, due 05/01/18(1)	100,000	104,625
Key Energy Services, Inc.,
8.375%, due 12/01/14	365,000	385,075
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28(1)	340,000	305,150
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	120,000	126,600
Level 3 Financing, Inc.,
9.250%, due 11/01/14	110,000	103,400
10.000%, due 02/01/18	150,000	135,000
Levi Strauss & Co.,
7.625%, due 05/15/20	200,000	207,500
Libbey Glass, Inc.,
10.000%, due 02/15/15(1)	75,000	80,625
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37(1)	100,000	94,500
10.750%, due 06/15/58(1),(2)	335,000	395,300
Limited Brands, Inc.,
7.600%, due 07/15/37	100,000	98,000
8.500%, due 06/15/19	155,000	180,187
Lincoln National Corp.,
7.000%, due 05/17/66(2)	525,000	493,500
Linn Energy LLC,
7.750%, due 02/01/21(1)	240,000	242,100
11.750%, due 05/15/17	160,000	183,600
Lyondell Chemical Co.,
8.000%, due 11/01/17(1)	300,000	327,750
11.000%, due 05/01/18	250,000	276,562
Macy’s Retail Holdings, Inc.,
6.375%, due 03/15/37	225,000	222,750
Mantech International Corp.,
7.250%, due 04/15/18	35,000	36,313
Marina District Finance Co., Inc.,
9.875%, due 08/15/18(1)	30,000	28,950
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17(1)	100,000	102,000
Massey Energy Co.,
6.875%, due 12/15/13	250,000	256,250
McClatchy Co.,
11.500%, due 02/15/17	200,000	212,750
McJunkin Red Man Corp.,
9.500%, due 12/15/16(1)	500,000	440,000
Media General, Inc.,
11.750%, due 02/15/17	150,000	162,375
Mediacom LLC,
9.125%, due 08/15/19	75,000	77,625
Meritage Homes Corp.,
6.250%, due 03/15/15	100,000	98,250
MGM Resorts International,
9.000%, due 03/15/20(1)	125,000	131,562
10.375%, due 05/15/14	125,000	139,063
11.125%, due 11/15/17	410,000	466,888
13.000%, due 11/15/13	260,000	305,500

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
Michael Foods, Inc.,
9.750%, due 07/15/18(1)	$205,000	$219,350
Michaels Stores, Inc.,
11.375%, due 11/01/16	215,000	233,544
Midwest Gaming Borrower LLC,
11.625%, due 04/15/16(1)	120,000	122,100
Mirant Americas Generation LLC,
9.125%, due 05/01/31	240,000	227,400
Mobile Mini, Inc.,
9.750%, due 08/01/14	160,000	167,200
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	70,000	71,750
12.500%, due 06/15/14	80,000	90,400
Multiplan, Inc.,
9.875%, due 09/01/18(1)	85,000	88,825
Murray Energy Corp.,
10.250%, due 10/15/15(1)	210,000	217,875
Mylan, Inc.,
7.625%, due 07/15/17(1)	250,000	265,937
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17(1)	160,000	168,800
Navistar International Corp.,
8.250%, due 11/01/21	125,000	133,438
NB Capital Trust II,
7.830%, due 12/15/26	115,000	118,025
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(4)	66,456	69,031
10.375%, due 10/15/15	115,000	120,750
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14(1),(4)	627	603
8.875%, due 04/15/17(1)	125,000	130,313
Nextel Communications, Inc., Series D,
7.375%, due 08/01/15	425,000	427,125
Nielsen Finance LLC,
7.750%, due 10/15/18(1)	35,000	34,743
11.625%, due 02/01/14	140,000	158,900
12.500%, due 08/01/16(7)	145,000	145,181
North American Energy Alliance LLC,
10.875%, due 06/01/16(1)	200,000	218,500
NRG Energy, Inc.,
7.250%, due 02/01/14	350,000	359,188
7.375%, due 02/01/16	100,000	102,875
8.500%, due 06/15/19	100,000	105,375
Omnicare, Inc.,
7.750%, due 06/01/20	42,000	42,945
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	120,000	129,150
PAETEC Holding Corp.,
8.875%, due 06/30/17	185,000	193,325
Patriot Coal Corp.,
8.250%, due 04/30/18	125,000	125,000
Peabody Energy Corp.,
6.500%, due 09/15/20	50,000	53,813
Peninsula Gaming LLC,
8.375%, due 08/15/15	100,000	104,000
Petrohawk Energy Corp.,
7.875%, due 06/01/15	200,000	209,500
10.500%, due 08/01/14	445,000	503,963

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
Pinafore LLC,
9.000%, due 10/01/18(1)	$75,000	$78,750
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	230,000	244,663
Plains Exploration & Production Co.,
7.625%, due 06/01/18	127,000	133,350
10.000%, due 03/01/16	305,000	347,700
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	470,000	502,900
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	398,000	415,412
Pride International, Inc.,
6.875%, due 08/15/20	35,000	38,106
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	200,000	217,000
QEP Resources, Inc.,
6.875%, due 03/01/21	105,000	113,662
Quicksilver Resources, Inc.,
11.750%, due 01/01/16	140,000	164,150
Quiksilver, Inc.,
6.875%, due 04/15/15	125,000	118,437
QVC, Inc.,
7.125%, due 04/15/17(1)	70,000	72,450
Qwest Communications International, Inc.,
7.125%, due 04/01/18(1)	450,000	472,500
Radiation Therapy Services, Inc.,
9.875%, due 04/15/17(1)	100,000	98,750
RBS Global, Inc.,
8.500%, due 05/01/18	140,000	142,275
Realogy Corp.,
10.500%, due 04/15/14	315,000	267,750
Regal Entertainment Group,
9.125%, due 08/15/18	55,000	57,681
Residential Capital LLC,
9.625%, due 05/15/15	125,000	125,938
Reynolds Group Issuer, Inc.,
7.750%, due 10/15/16(1)	200,000	203,500
8.500%, due 05/15/18(1)	200,000	195,500
Rite Aid Corp.,
9.500%, due 06/15/17	180,000	151,200
10.375%, due 07/15/16	300,000	312,375
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	190,000	178,600
Ryerson, Inc.,
12.000%, due 11/01/15	340,000	350,200
Ryland Group, Inc.,
6.625%, due 05/01/20	275,000	266,063
Salem Communications Corp.,
9.625%, due 12/15/16	118,000	125,375
Sally Holdings LLC,
10.500%, due 11/15/16	125,000	136,875
SandRidge Energy, Inc.,
8.750%, due 01/15/20(1)	210,000	207,900
9.875%, due 05/15/16(1)	190,000	196,175
Sanmina-SCI Corp.,
8.125%, due 03/01/16	485,000	497,125
SBA Telecommunications, Inc.,
8.250%, due 08/15/19	180,000	198,000

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(continued)
Scientific Games Corp.,
8.125%, due 09/15/18(1)	$55,000	$56,100
Sealy Mattress Co.,
10.875%, due 04/15/16(1)	90,000	101,925
Severstal Columbus LLC,
10.250%, due 02/15/18(1)	200,000	210,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15(1)	365,000	271,925
Sinclair Television Group, Inc.,
9.250%, due 11/01/17(1)	225,000	241,313
Sitel LLC,
11.500%, due 04/01/18(1)	150,000	120,000
Smithfield Foods, Inc.,
10.000%, due 07/15/14(1)	190,000	218,500
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17	115,000	118,738
Sprint Capital Corp.,
8.750%, due 03/15/32	545,000	572,250
Sprint Nextel Corp.,
8.375%, due 08/15/17	300,000	325,500
SPX Corp.,
7.625%, due 12/15/14	400,000	436,000
SquareTwo Financial Corp.,
11.625%, due 04/01/17(1)	355,000	315,950
Standard Pacific Corp.,
9.250%, due 04/15/12	140,000	141,400
10.750%, due 09/15/16	115,000	125,350
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	815,000	857,787
SUPERVALU, Inc.,
8.000%, due 05/01/16	295,000	297,212
Susser Holdings LLC,
8.500%, due 05/15/16	50,000	52,000
Swift Energy Co.,
8.875%, due 01/15/20	125,000	130,156
Tenet Healthcare Corp.,
8.000%, due 08/01/20(1)	55,000	54,863
Tenneco, Inc.,
7.750%, due 08/15/18(1)	55,000	56,375
Terremark Worldwide, Inc.,
12.000%, due 06/15/17	170,000	194,225
Tesoro Corp.,
9.750%, due 06/01/19	205,000	225,500
Texas Competitive Electric Holdings Co. LLC, Series A,
10.250%, due 11/01/15	385,000	252,175
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	225,000	261,892
Toys R Us Property Co. LLC,
8.500%, due 12/01/17(1)	505,000	534,038
TransDigm, Inc.,
7.750%, due 07/15/14	75,000	75,844
Trimas Corp.,
9.750%, due 12/15/17(1)	30,000	32,250
Triumph Group, Inc.,
8.000%, due 11/15/17	55,000	56,375
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	155,000	163,525

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States—(concluded)
Tube City IMS Corp.,
9.750%, due 02/01/15	$240,000	$244,800
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	600,000	542,250
Tyson Foods, Inc.,
10.500%, due 03/01/14	175,000	210,656
Umbrella Acquisition, Inc.,
9.750%, due 03/15/15(1),(4)	461,184	441,584
Unisys Corp.,
12.750%, due 10/15/14(1)	300,000	357,000
United Rentals North America, Inc.,
7.750%, due 11/15/13	475,000	480,937
United States Steel Corp.,
7.375%, due 04/01/20	150,000	156,375
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(4)	130,000	130,812
Univision Communications, Inc.,
12.000%, due 07/01/14(1)	200,000	218,750
US Oncology, Inc.,
9.125%, due 08/15/17	200,000	212,000
USG Corp.,
9.750%, due 08/01/14(1)	100,000	104,250
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18	225,000	228,375
Verso Paper Holdings LLC,
11.500%, due 07/01/14	260,000	284,700
Verso Paper Holdings LLC, Series B,
11.375%, due 08/01/16	200,000	179,750
Viskase Cos., Inc.,
9.875%, due 01/15/18(1)	200,000	204,000
West Corp.,
8.625%, due 10/01/18(1)	12,000	12,240
11.000%, due 10/15/16	300,000	318,750
Weyerhaeuser Co.,
7.375%, due 03/15/32	170,000	173,129
Whiting Petroleum Corp.,
6.500%, due 10/01/18	150,000	153,375
Windstream Corp.,
8.625%, due 08/01/16	375,000	396,562
WMG Acquisition Corp.,
9.500%, due 06/15/16	435,000	465,450
XL Group PLC, Series E
6.500%, due 04/15/17(2),(3)	350,000	288,750
XM Satellite Radio, Inc.,
13.000%, due 08/01/13(1)	115,000	132,250
Yankee Acquisition Corp., Series B,
8.500%, due 02/15/15	90,000	92,925
9.750%, due 02/15/17	245,000	254,800
Yonkers Racing Corp.,
11.375%, due 07/15/16(1)	243,000	263,655
Zions Bancorp.,
5.500%, due 11/16/15	140,000	138,233
Total United States corporate bonds		76,296,097

Total corporate bonds (cost $76,446,018)		84,031,585

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Commercial mortgage-backed securities—0.27%
United States—0.27%
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class AJ,
5.677%, due 12/10/49	$225,000	$83,633
GS Mortgage Securities Corp. II, Series 2007-GG10, Class C,
6.002%, due 08/10/45(2)	425,000	65,661
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM,
6.102%, due 02/15/51(2)	100,000	85,170

Total commercial mortgage-backed securities (cost $256,828)		234,464
Total bonds (cost $76,702,846)		84,266,049

	Shares
Common stocks—0.06%
United States—0.06%
American Restaurant Group, Inc.*(5),(6)	972	0
Knology, Inc.*	3,926	52,726
Pliant Corp.*(5),(6),(9)	1	0
Vertis Holdings, Inc.*(5),(6)	8,952	0
Total common stocks (cost $0)		52,726

Preferred stock—0.00%(8)
United States—0.00%(8)
CMP Susquehanna Radio Holdings Corp., Series A*(1),(5),(6),(9) (cost $135)	11,661	117

	Number of warrants
Warrants—0.00%(8)
CMP Susquehanna Radio Holdings Corp., strike @ $0.01, expires 03/26/19*(5),(6)	13,325	133
Pliant Corp., strike @ $0.00, expires*	—	0
Sabreliner Corp., strike @ $0.01, expires 06/08/18*(5),(6)	8,400	0
Total warrants (cost $153,135)		133

	Shares
Short-term investment—1.99%
Investment company—1.99%
UBS Cash Management Prime Relationship Fund(10) (cost $1,719,085)	1,719,085	1,719,085

Total investments—99.46% (cost $78,575,201)		86,038,110
Cash and other assets, less liabilities—0.54%		467,113
Net assets—100.00%		$86,505,223

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,475,114
Gross unrealized depreciation	(1,012,205)
Net unrealized appreciation of investments	$7,462,909

*	Non-income producing security.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $24,401,256 or 28.21% of net assets.

(2)	Floating rate security—The interest rates shown are the current rates as of September 30, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $18,000 or 0.02% of net assets.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2010, the value of these securities amounted to $18,000 or 0.02% of net assets.
(7)	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.
(8)	Amount represents less than 0.005%.
(9)	These securities, which represent less than 0.005% of net assets as of September 30, 2010, are considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets		09/30/10 Market value	09/30/10 Market value as a percentage of net assets
CMP Susquehanna Radio Holdings Corp.,
Series A,	03/30/09	$135	0.00	%(8)	$117	0.00	%(8)
Pliant Corp.,	10/20/00	0	0.00		0	0.00
		$135	0.00	%(8)	$117	0.00	%(8)

(10)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$1,804,675	$6,353,181	$6,438,771	$—	$—	$1,719,085	$993
	$1,804,675	$6,353,181	$6,438,771	$—	$—	$1,719,085	$993

GE	General Electric
GS	Goldman Sachs
REIT	Real estate investment trust

UBS High Yield Fund

Portfolio of investments – September 30, 2010 (unaudited)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$84,013,835	$17,750	$84,031,585
Commercial mortgage-backed securities	—	234,464	—	234,464
Common stocks	52,726	—	0	52,726
Preferred stock	—	—	117	117
Warrants	—	—	133	133
Short-term investment	—	1,719,085	—	1,719,085
Total	$52,726	$85,967,384	$18,000	$86,038,110

At September 30, 2010, there were no transfers between Level 1 and Level 2.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Common stocks	Preferred stock	Warrants	Total
Assets
Beginning balance	$17,750	$0	$117	$133	$18,000
Total gains or losses (realized/unrealized) included in earnings	—	—	—	—	—
Purchases, sales, issuances, and settlements (net)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance	$17,750	$0	$117	$133	$18,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10.	$(320,122)	$—	$—	$—	$(320,122)

UBS U.S. Bond Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Aerospace & defense	0.16%
Beverages	0.23
Biotechnology	0.32
Building products	0.27
Capital markets	1.31
Chemicals	0.14
Commercial banks	1.59
Commercial services & supplies	0.50
Communications equipment	0.15
Consumer finance	0.14
Diversified financial services	2.75
Diversified media	0.29
Diversified telecommunication services	0.30
Electric utilities	1.94
Energy equipment & services	0.17
Food & staples retailing	1.04
Food products	0.75
Health care providers & services	0.20
Insurance	1.72
Leisure equipment & products	0.12
Media	1.63
Metals & mining	0.52
Multi-utilities	0.10
Non-food & drug retailers	0.17
Oil, gas & consumable fuels	2.31
Pharmaceuticals	0.73
Road & rail	0.25
Software	0.21
Tobacco	0.60
Wireless telecommunication services	1.39
Total corporate bonds	22.00%
Asset-backed securities	4.36
Commercial mortgage-backed securities	8.25
Mortgage & agency debt securities	41.30
Municipal bonds	1.18
US government obligations	16.60
Supranational bond	0.24
Total bonds	93.93%
Investment companies
UBS High Yield Relationship Fund	1.81
UBS Opportunistic Emerging Markets Debt Relationship Fund	0.98
Total investment companies	2.79%
Short-term investment	14.07
Options purchased	0.02
Investment of cash collateral from securities loaned	0.68
Total investments	111.49%
Liabilities, in excess of cash and other assets	(11.49)
Net assets	100.00%

(1)                                  Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Bonds—93.93%
Corporate bonds—22.00%
Australia—0.30%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	$100,000	$139,548

Canada—0.53%
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	65,000	69,313
Cenovus Energy, Inc.,
4.500%, due 09/15/14	95,000	104,583
EnCana Corp.,
6.500%, due 05/15/19(1)	60,000	73,445
Total Canada corporate bonds		247,341

Cayman Islands—0.39%
Transocean, Inc.,
6.800%, due 03/15/38	75,000	76,906
Vale Overseas Ltd.,
4.625%, due 09/15/20	100,000	103,284
Total Cayman Islands corporate bonds		180,190

France—0.36%
EDF SA,
4.600%, due 01/27/20(2)	50,000	54,473
France Telecom SA,
2.125%, due 09/16/15	115,000	115,798
Total France corporate bonds		170,271

Isle of Man—0.16%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	70,000	74,052

Luxembourg—0.61%
Covidien International Finance SA,
4.200%, due 06/15/20	90,000	95,923
Telecom Italia Capital SA,
4.950%, due 09/30/14	180,000	191,652
Total Luxembourg corporate bonds		287,575

Mexico—0.23%
America Movil SAB de CV,
5.000%, due 03/30/20	100,000	107,854

Netherlands—0.26%
Shell International Finance BV,
3.100%, due 06/28/15	115,000	121,069

Netherlands Antilles—0.21%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	95,000	99,378

United Kingdom—0.53%
AstraZeneca PLC,
6.450%, due 09/15/37	40,000	50,359
BP Capital Markets PLC,
3.875%, due 03/10/15(1)	120,000	124,851
Royal Bank of Scotland PLC,
5.625%, due 08/24/20	70,000	73,393
Total United Kingdom corporate bonds		248,603

United States—18.42%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	85,000	93,819
Altria Group, Inc.,
9.950%, due 11/10/38	55,000	79,252
Amgen, Inc.,
3.450%, due 10/01/20	100,000	100,671
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	75,000	81,895

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	$100,000	$107,646
Bank of America Corp.,
5.625%, due 07/01/20	360,000	380,412
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	40,000	46,360
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	35,000	43,368
Burlington Northern Santa Fe LLC,
5.050%, due 03/01/41	45,000	44,860
6.150%, due 05/01/37	65,000	74,453
Capital One Financial Corp.,
7.375%, due 05/23/14	55,000	64,204
Cellco Partnership,
8.500%, due 11/15/18	85,000	115,739
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	132,261
Cisco Systems, Inc.,
5.900%, due 02/15/39	60,000	69,342
Citigroup, Inc.,
6.125%, due 05/15/18	285,000	310,938
8.125%, due 07/15/39	60,000	75,791
Comcast Corp.,
6.300%, due 11/15/17	160,000	188,785
ConocoPhillips,
6.500%, due 02/01/39	35,000	43,839
CVS Caremark Corp.,
6.125%, due 09/15/39	160,000	176,629
CVS Pass-Through Trust,
6.036%, due 12/10/28	68,086	72,046
DirecTV Financing Co., Inc.
7.625%, due 05/15/16	105,000	117,075
Dominion Resources, Inc.,
5.200%, due 08/15/19(1)	85,000	97,198
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	55,000	63,062
ERAC USA Finance Co.,
2.750%, due 07/01/13(2)	25,000	25,540
7.000%, due 10/15/37(2)	85,000	97,924
Express Scripts, Inc.,
6.250%, due 06/15/14	65,000	74,627
FirstEnergy Solutions Corp.,
4.800%, due 02/15/15	165,000	177,351
Freedom Group, Inc.,
10.250%, due 08/01/15(2)	75,000	79,312
General Electric Capital Corp.,
Series A, 6.000%, due 06/15/12	40,000	43,169
General Electric Capital Corp.,
6.000%, due 08/07/19	230,000	258,793
GlaxoSmithKline Capital, Inc.,
5.650%, due 05/15/18	60,000	71,281
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	260,000	288,395
7.500%, due 02/15/19	20,000	23,795
Hasbro, Inc.,
6.350%, due 03/15/40	55,000	56,561
International Lease Finance Corp.,
7.125%, due 09/01/18(2)	80,000	86,200
Jersey Central Power & Light Co.,
7.350%, due 02/01/19	60,000	74,504
JP Morgan Chase Capital XXII,
Series V, 6.450%, due 02/02/37	225,000	225,312

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States
JPMorgan Chase & Co.,
4.400%, due 07/22/20	$145,000	$148,495
Kellogg Co.,
4.450%, due 05/30/16	70,000	78,580
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	45,000	45,115
Kraft Foods, Inc.,
6.500%, due 02/09/40	135,000	158,067
Life Technologies Corp.,
6.000%, due 03/01/20	45,000	50,977
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(2)	50,000	68,328
MetLife, Inc.,
6.400%, due 12/15/36	150,000	140,250
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	40,000	44,994
Morgan Stanley,
5.500%, due 01/26/20	135,000	138,760
6.625%, due 04/01/18	200,000	221,731
Morgan Stanley,
Series F, 5.625%, due 09/23/19	100,000	104,115
Mosaic Co.,
7.375%, due 12/01/14(2)	65,000	67,743
Motiva Enterprises LLC,
5.750%, due 01/15/20(2)	45,000	51,468
Nationwide Mutual Insurance Co.,
9.375%, due 08/15/39(2)	55,000	64,948
NBC Universal, Inc.,
5.950%, due 04/01/41(2)	85,000	87,432
News America, Inc.,
6.200%, due 12/15/34	35,000	37,810
6.900%, due 08/15/39	60,000	70,706
Nisource Finance Corp.,
10.750%, due 03/15/16	135,000	178,319
Northrop Grumman Systems Corp.,
7.875%, due 03/01/26	55,000	74,132
NuStar Logistics LP,
7.650%, due 04/15/18	100,000	121,396
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	50,000	61,241
ONEOK, Inc.,
6.000%, due 06/15/35	60,000	62,056
Oracle Corp.,
5.375%, due 07/15/40(2)	30,000	32,267
6.125%, due 07/08/39	55,000	65,424
Owens Corning,
6.500%, due 12/01/16	115,000	124,415
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	30,000	34,010
Pacific Life Insurance Co.,
9.250%, due 06/15/39(2)	100,000	126,363
Philip Morris International, Inc.,
5.650%, due 05/16/18	60,000	70,248
6.375%, due 05/16/38	45,000	55,459
Principal Financial Group, Inc.,
8.875%, due 05/15/19	105,000	138,192
Prudential Financial, Inc.,
Series D, 3.625%, due 09/17/12	160,000	166,274
Series C, 5.400%, due 06/13/35	105,000	101,383
PSEG Power LLC,
8.625%, due 04/15/31	35,000	47,356

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Qwest Corp.,
7.625%, due 06/15/15	$125,000	$142,500
Reynolds American, Inc.,
7.625%, due 06/01/16	65,000	76,249
Sempra Energy,
9.800%, due 02/15/19	35,000	48,796
SLM Corp.,
8.000%, due 03/25/20	70,000	69,463
South Carolina Electric & Gas Co.,
6.050%, due 01/15/38	35,000	41,089
Time Warner Cable, Inc.,
6.550%, due 05/01/37	65,000	73,306
6.750%, due 07/01/18	100,000	119,263
Time Warner, Inc.,
4.875%, due 03/15/20	65,000	70,516
Verizon Communications, Inc.,
6.100%, due 04/15/18	100,000	118,917
Virginia Electric & Power Co.,
6.350%, due 11/30/37	30,000	36,709
Wal-Mart Stores, Inc.,
3.625%, due 07/08/20	230,000	240,409
Waste Management, Inc.,
4.750%, due 06/30/20	90,000	96,520
Williams Partners LP,
6.300%, due 04/15/40	50,000	55,118
WM Wrigley Jr. Co.,
3.700%, due 06/30/14(2)	110,000	113,908
WMG Acquisition Corp.,
9.500%, due 06/15/16	125,000	133,750
Total United States corporate bonds		8,636,976
Total corporate bonds (cost $9,507,699)		10,312,857

Asset-backed securities—4.36%
United States—4.36%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.456%, due 08/25/35(3)	78,582	75,097
Citibank Credit Card Issuance Trust,
Series 2005-C2, Class C2,
0.726%, due 03/24/17(3)	350,000	323,989
Series 2003-C4, Class C4,
5.000%, due 06/10/15	250,000	263,734
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.157%, due 11/15/16(3)	350,000	338,600
Series 2003-C7, Class C7,
1.607%, due 03/15/16(3)	350,000	345,294
Series 2004-B1, Class B1,
4.450%, due 08/15/16	600,000	650,188
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37	45,856	45,186
Total asset-backed securities (cost $1,924,863)		2,042,088

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Commercial mortgage-backed securities—8.25%
United States—8.25%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A4,
5.356%, due 10/10/45	$625,000	$656,692
Series 2007-2, Class AM,
5.699%, due 04/10/49(3)	150,000	125,415
Series 2007-4, Class A4,
5.934%, due 02/10/51(3)	300,000	322,676
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM,
5.887%, due 12/10/49(3)	370,000	347,607
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4,
5.306%, due 12/10/46	200,000	207,928
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4,
5.543%, due 12/10/49	250,000	255,393
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,
5.736%, due 12/10/49	550,000	575,590
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
6.002%, due 08/10/45(3)	450,000	470,270
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM,
5.464%, due 12/12/43	150,000	142,639
6.064%, due 04/15/45	250,000	248,555
Morgan Stanley Capital I, Series 2008-T29, Class A4,
6.458%, due 01/11/43(3)	350,000	399,407
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B,
6.002%, due 08/12/45(2),(3)	125,000	115,278
Total commercial mortgage-backed securities (cost $3,447,667)		3,867,450

Mortgage & agency debt securities—41.30%
United States—41.30%
Federal Home Loan Mortgage Corp.(4)
4.000%, TBA	550,000	563,922
Federal Home Loan Mortgage Corp. Gold Pools(4)
#A90660, 4.500%, due 01/01/40	120,964	125,936
#A90675, 4.500%, due 01/01/40	831,196	865,362
#G05249, 5.000%, due 01/01/39	528,874	555,980
#G04567, 5.500%, due 07/01/38	240,861	255,656
#G05267, 5.500%, due 12/01/38	275,001	291,893

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
#C63008, 6.000%, due 01/01/32	$293,487	$322,537
#G06019, 6.000%, due 10/01/36	300,000	327,070
#G01717, 6.500%, due 11/01/29	164,853	182,502
Federal National Mortgage Association,(4)
0.625%, due 09/24/12	1,280,000	1,282,980
1.625%, due 10/26/15	1,120,000	1,119,555
1.750%, due 05/07/13	1,115,000	1,144,577
3.500%, due 10/25/25	1,275,000	1,315,242
3.500%, due 10/25/40	850,000	856,242
4.000%, due 10/25/40	500,000	513,906
4.500%, due 11/25/40	200,000	207,812
6.500%, due 11/25/40	700,000	761,907
Federal National Mortgage Association Pools,(4)
#AD7121, 4.000%, due 07/01/40	436,018	448,695
#935520, 4.500%, due 08/01/39	644,740	672,249
#890209, 5.000%, due 05/01/40	527,031	555,143
#AD9114, 5.000%, due 07/01/40	548,521	579,146
#576764, 5.500%, due 09/01/24	136,010	144,979
#688066, 5.500%, due 03/01/33	287,010	310,256
#688314, 5.500%, due 03/01/33	333,731	360,755
#802481, 5.500%, due 11/01/34	542,479	584,530
#962129, 5.500%, due 03/01/38	425,000	452,161
#995018, 5.500%, due 06/01/38	421,372	449,181
#408267, 6.000%, due 03/01/28	29,424	32,340
#323715, 6.000%, due 05/01/29	30,016	33,123
#522564, 6.000%, due 07/01/29	103,065	111,595
#676733, 6.000%, due 01/01/33	224,267	249,224
#708631, 6.000%, due 06/01/33	52,913	59,100
#918098, 6.000%, due 05/01/37	900,000	968,412
#948631, 6.000%, due 08/01/37	549,356	591,115
#AE0405, 6.000%, due 08/01/37	400,000	435,437
#831730, 6.500%, due 09/01/36	350,902	384,302
#894630, 6.500%, due 11/01/36	261,908	286,838
#253824, 7.000%, due 03/01/31	10,547	11,919

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
First Horizon Asset Securities, Inc., Series 2004-FL1, Class 1A1,
0.526%, due 02/25/35(3)	$49,424	$37,390
Government National Mortgage Association Pools,
#701813, 4.500%, due 04/15/39	659,864	695,516
#G2 2687, 6.000%, due 12/20/28	39,992	43,877
#G2 2794, 6.000%, due 08/20/29	129,474	142,067
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3B2,
5.777%, due 02/25/37(3)	1,097,881	28,859
Total mortgage & agency debt securities (cost $19,114,902)		19,361,288

Municipal bonds—1.18%
Chicago Transit Authority, Series 2008-A,
6.899%, due 12/01/40	60,000	65,422
Illinois State Taxable Pension, Series 2003,
5.100%, due 06/01/33	115,000	96,907
Los Angeles Unified School District, Series 2010,
6.758%, due 07/01/34	110,000	124,409
New Jersey State Turnpike Authority Revenue Bonds, Class F,
7.414%, due 01/01/40	30,000	37,426
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	55,000	58,949
State of California General Obligation Bonds,
6.650%, due 03/01/22	30,000	33,056
7.300%, due 10/01/39	130,000	137,840
Total municipal bonds (cost $530,517)		554,009

US government obligations—16.60%
US Treasury Bond,
4.375%, due 05/15/40	1,085,000	1,218,596
US Treasury Notes,
0.375%, due 08/31/12(1)	1,770,000	1,768,687
0.625%, due 07/31/12	1,910,000	1,917,984
0.875%, due 01/31/12(1)	700,000	705,031
1.250%, due 08/31/15(1)	1,005,000	1,004,686
2.625%, due 08/15/20(1)	495,000	499,641
4.125%, due 05/15/15(1)	590,000	668,682
Total US government obligations (cost $7,748,158)		7,783,307

Supranational bond—0.24%
European Investment Bank, 1.250%, due 09/17/13(1) (cost $109,624)	110,000	111,286
Total bonds (cost $42,383,430)		44,032,285

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Investment companies—2.79%
UBS High Yield Relationship Fund*(5)	33,058	$848,805
UBS Opportunistic Emerging Markets Debt Relationship Fund*(5)	28,534	458,691
Total investment companies (cost $1,192,561)		1,307,496

Short-term investment—14.07%
Investment company—14.07%
UBS Cash Management Prime Relationship Fund
(5) (cost $6,597,878)	6,597,878	6,597,878

	Number of contracts
Options purchased—0.02%
Call options—0.02%
US Ultra Treasury Bond Future, strike @ USD 146.00, expires November 2010*	2	4,313
US Ultra Treasury Bond Future, strike @ USD 147.00, expires November 2010*	3	5,578
Total options purchased (cost $19,553)		9,891

Investment of cash collateral from securities loaned—0.68%
UBS Private Money Market Fund LLC(5) (cost $320,638)	320,638	320,638
Total investments—111.49% (cost $50,514,060)		52,268,188
Liabilities, in excess of cash and other assets—(11.49%)		(5,385,616)
Net assets 100.00%		$46,882,572

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,926,468
Gross unrealized depreciation	(172,340)
Net unrealized appreciation of investments	$1,754,128

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $1,071,184 or 2.28% of net assets.

(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(4)

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(5)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 06/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS High Yield Relationship Fund	$988,798	$—	$200,000	$2,588	$57,419	$848,805	$—
UBS Opportunistic Emerging Market Debt Relationship Fund	417,560	—	—	—	41,131	458,691	—
UBS Cash Management Prime Relationship Fund	2,632,182	11,445,050	7,479,354	—	—	6,597,878	3,444
UBS Private Money Market Fund LLC(a)	197,250	1,360,652	1,237,264	—	—	320,638	1
	$4,235,790	$12,805,702	$8,916,618	$2,588	$98,550	$8,226,012	$3,445

(a)

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

GE	General Electric
GS	Goldman Sachs
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of September 30, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation
US Treasury futures buy contracts:
US Ultra Bond Futures, 10 contracts (USD)	December 2010	$1,406,735	$1,412,813	$6,078

Options written

UBS U.S. Bond Fund had the following open options written as of September 30, 2010:

	Expiration dates	Premiums received	Value
Call option
10 Year US Treasury Notes, 6 contracts, strike @ USD 126	December 2010	$6,175	$(8,344)
10 Year US Treasury Notes, 10 contracts, strike @ USD 126.5	November 2010	12,324	(11,562)
Total options written		$18,499	$(19,906)

Currency type abbreviations:

USD	United States Dollar

UBS U.S. Bond Fund

Portfolio of investments – September 30, 2010 (unaudited)

Written option activity for the three months ended September 30, 2010 for U.S. Bond Fund, was as follows:

		Amount of
	Number of	premiums
	contracts	received
Options outstanding at June 30, 2010	—	—
Options written	31	30,186
Options terminated in closing purchase transactions	(15)	(11,687)
Options expired prior to exercise	—	—
Options outstanding at September, 2010	16	$18,499

Swap agreements

UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2010:

Interest Rate Swaps

Counterparty	Notional amount		Termination dates	Payments made by the Fund (1)	Payments received by the Fund (1)		Upfront payments (made)/ received	Value	Unrealized depreciation
Deutsche Bank AG	USD	1,310,000	02/15/36	4.5450	0.3763	(2)	$—	$(302,312)	$(302,312)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA).

BBA	British Banker’s Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$10,312,857	$—	$10,312,857
Asset-backed securities	—	2,042,088	—	2,042,088
Commercial mortgage-backed securities	—	3,867,450	—	3,867,450
Municipal bonds	—	554,009	—	554,009
Mortgage & agency debt securities	—	19,361,288	—	19,361,288
US government obligations	—	7,783,307	—	7,783,307
Supranational bond	—	111,286	—	111,286
Investment companies	—	1,307,496	—	1,307,496
Short-term investment	—	6,597,878	—	6,597,878
Options purchased	9,891	—	—	9,891
Investment of cash collateral from securities loaned	—	320,638	—	320,638
Other financial instruments(1)	(13,828)	(302,312)	—	(316,140)
Total	$(3,937)	$51,955,985	$—	$51,952,048

(1)	Other financial instruments include futures contracts, swap agreements and options.

UBS Global Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Common stocks
Airlines	2.79%
Automobiles	2.01
Biotechnology	1.34
Building products	1.86
Capital markets	2.02
Chemicals	0.95
Commercial banks	8.16
Commercial services & supplies	1.06
Communications equipment	1.81
Computers & peripherals	1.49
Construction materials	2.86
Consumer finance	2.24
Diversified financial services	2.36
Diversified telecommunication services	1.04
Electric utilities	2.14
Electronic equipment, instruments & components	1.62
Energy equipment & services	0.49
Food & staples retailing	2.69
Food products	1.98
Health care equipment & supplies	1.17
Health care providers & services	3.29
Hotels, restaurants & leisure	1.24
Household durables	1.17
Independent power producers & energy traders	0.44
Industrial conglomerates	1.24
Insurance	3.27
IT services	1.16
Leisure equipment & products	0.70
Marine	1.10
Media	3.54
Metals & mining	2.74
Office electronics	1.39
Oil, gas & consumable fuels	9.01
Pharmaceuticals	4.19
Professional services	1.18
Real estate management & development	1.86
Semiconductors & semiconductor equipment	0.95
Software	3.62
Specialty retail	1.63
Tobacco	1.65
Trading companies & distributors	2.56
Wireless telecommunication services	4.46
Total common stocks	94.47%
Participation note	0.83
Preferred stock	1.35
Short-term investment	0.47
Investment of cash collateral from securities loaned	1.18
Total investments	98.30%
Cash and other assets, less liabilities	1.70
Net assets	100.00%

UBS Global Equity Fund

Portfolio of investments – September 30, 2010

Security description	Shares	Value
Common stocks—94.47%
Australia—3.32%
Qantas Airways Ltd.*	817,794	$2,205,325
Rio Tinto Ltd.	25,169	1,867,591
Total Australia common stocks		4,072,916

Brazil—1.22%
Vale SA ADR	47,900	1,497,833

Canada—3.75%
Cenovus Energy, Inc.	46,800	1,345,915
Petrominerales Ltd.	66,800	1,619,847
Suncor Energy, Inc.	50,100	1,631,208
Total Canada common stocks		4,596,970

China—5.84%
China Construction Bank Corp.,H Shares	1,641,000	1,438,203
China Mengniu Dairy Co., Ltd.	302,000	934,159
China Merchants Bank Co., Ltd.,H Shares	449,715	1,159,231
New World Development Ltd.	731,000	1,473,522
Pacific Basin Shipping Ltd.	1,860,000	1,342,467
Sino-Ocean Land Holdings Ltd.	1,166,500	810,357
Total China common stocks		7,157,939

Finland—0.76%
Sampo Oyj, Class A	34,432	929,870

France—1.19%
Carrefour SA	27,108	1,456,581

Germany—4.10%
Fresenius Medical Care AG & Co. KGaA(1)	24,645	1,522,125
HeidelbergCement AG	34,606	1,667,694
Metro AG	28,278	1,840,762
Total Germany common stocks		5,030,581

India—1.16%
Infosys Technology Ltd. ADR	21,100	1,420,241

Indonesia—2.01%
Astra International Tbk PT	162,000	1,029,176
Bank Rakyat Indonesia PT	1,284,500	1,439,216
Total Indonesia common stocks		2,468,392

Ireland—2.67%
Covidien PLC	35,804	1,438,963
CRH PLC	58,877	966,379
James Hardie Industries SE CDI*	159,682	864,308
Total Ireland common stocks		3,269,650

Japan—10.33%
Asahi Glass Co., Ltd.	72,000	733,972
ITOCHU Corp.	149,900	1,371,869
KDDI Corp.	206	985,829
Mitsubishi Corp.	74,400	1,765,529
Nissan Motor Co., Ltd.*	164,100	1,433,025
ORIX Corp.	15,920	1,216,694
Ricoh Co., Ltd.	121,000	1,706,001
Sankyo Co., Ltd.	16,300	863,033
Shin-Etsu Chemical Co., Ltd.	23,800	1,158,924
Sumitomo Mitsui Financial Group, Inc.	49,000	1,427,504
Total Japan common stocks		12,662,380

UBS Global Equity Fund

Portfolio of investments – September 30, 2010

Security description	Shares	Value
Netherlands—2.34%
ASML Holding NV	39,158	$1,169,603
ING Groep NV CVA*	123,319	1,279,352
Wolters Kluwer NV	20,280	425,759
Total Netherlands common stocks		2,874,714

Norway—1.53%
Petroleum Geo-Services ASA*	52,353	596,868
Telenor ASA	81,368	1,274,239
Total Norway common stocks		1,871,107

Russia—1.04%
Mobile Telesystems OJSC ADR	60,300	1,280,169

South Africa—1.77%
Naspers Ltd., Class N	44,375	2,169,650

Switzerland—2.26%
Roche Holding AG	9,766	1,333,738
SGS SA	894	1,444,738
Total Switzerland common stocks		2,778,476

Taiwan—1.62%
HON HAI Precision Industry Co., Ltd.	527,840	1,985,218

Thailand—1.30%
Bank of Ayudhya PCL	1,932,000	1,591,433

United Kingdom—11.79%
Barclays PLC	303,949	1,430,511
BP PLC	368,351	2,475,433
GlaxoSmithKline PLC	99,773	1,966,221
Lloyds Banking Group PLC*	1,294,801	1,507,603
Man Group PLC	313,316	1,078,384
Prudential PLC	137,358	1,373,412
Tullow Oil PLC	70,737	1,415,678
Vodafone Group PLC	1,299,161	3,206,178
Total United Kingdom common stocks		14,453,420

United States—34.47%
Aflac, Inc.	32,900	1,701,259
Allergan, Inc.	27,800	1,849,534
Altria Group, Inc.	84,000	2,017,680
American Electric Power Co., Inc.	28,100	1,018,063
AmerisourceBergen Corp.	36,600	1,122,156
Autodesk, Inc.*	48,000	1,534,560
Bank of America Corp.	123,449	1,618,416
Carnival Corp.	39,700	1,516,937
Comcast Corp., Class A	96,400	1,742,912
Discover Financial Services	91,783	1,530,941
Dynegy, Inc., Class A*	110,060	535,992
EOG Resources, Inc.	18,000	1,673,460
Exelon Corp.	37,800	1,609,524
Fortune Brands, Inc.	29,200	1,437,516
Gilead Sciences, Inc.*	46,300	1,648,743
Goldman Sachs Group, Inc.	9,700	1,402,426
Hess Corp.	15,100	892,712
Hewlett-Packard Co.	43,500	1,830,045
Kraft Foods, Inc., Class A	48,400	1,493,624
Lowe’s Cos., Inc.	89,600	1,997,184
Microsoft Corp.	118,900	2,911,861
Owens Corning*	60,200	1,542,926
QUALCOMM, Inc.	49,200	2,219,904
Republic Services, Inc.	42,800	1,304,972
Southwest Airlines Co.	92,600	1,210,282
Textron, Inc.	73,900	1,519,384

UBS Global Equity Fund

Portfolio of investments – September 30, 2010

Security description	Shares	Value
United States—(concluded)
UnitedHealth Group, Inc.	39,600	$1,390,356
Total United States common stocks		42,273,369
Total common stocks (cost $97,699,046)		115,840,909

Participation note—0.83%
India—0.83%
Housing Development & Infrastructure Limited, expires 08/10/12* (cost $1,120,037)	176,910	1,019,885

Preferred stock—1.35%
Germany—1.35%
Volkswagen AG, Preference Share (cost $1,255,207)	13,710	1,654,640

Short-term investment—0.47%
Investment company—0.47%
UBS Cash Management Prime Relationship Fund(2) (cost $577,200)	577,200	577,200

Investment of cash collateral from securities loaned—1.18%
UBS Private Money Market Fund LLC(2) (cost $1,441,700)	1,441,700	1,441,700

Total investments—98.30% (cost $102,093,190)		120,534,334
Cash and other assets, less liabilities—1.70%		2,083,548
Net assets—100.00%		$122,617,882

UBS Global Equity Fund

Portfolio of investments – September 30, 2010

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,862,072
Gross unrealized depreciation	(3,420,928)
Net unrealized appreciation of investments	$18,441,144

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$760,855	$6,491,990	$6,675,645	$—	$—	$577,200	$367
UBS Private Money Market Fund LLC(a)	2,220,517	10,932,253	11,711,070	—	—	1,441,700	917
	$2,981,372	$17,424,243	$18,386,715	$—	$—	$2,018,900	$1,284

(a)

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
OJSC	Open joint stock company

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	AUD	3,920,000	USD	3,442,426	12/03/10	$(318,226)
JPMorgan Chase Bank	BRL	2,190,000	USD	1,222,439	12/03/10	(55,423)
JPMorgan Chase Bank	CAD	750,000	USD	706,987	12/03/10	(20,956)
JPMorgan Chase Bank	EUR	1,760,000	USD	2,239,794	12/03/10	(158,470)
JPMorgan Chase Bank	GBP	3,190,000	USD	4,938,098	12/03/10	(70,840)
JPMorgan Chase Bank	HKD	17,405,000	USD	2,238,775	12/03/10	(5,337)
JPMorgan Chase Bank	JPY	48,100,000	USD	572,377	12/03/10	(4,152)
JPMorgan Chase Bank	TWD	21,700,000	USD	698,535	12/03/10	3,368
JPMorgan Chase Bank	TWD	30,000,000	USD	941,029	12/03/10	(20,032)
JPMorgan Chase Bank	NOK	9,570,000	USD	1,514,394	12/03/10	(107,461)
JPMorgan Chase Bank	ZAR	12,080,000	USD	1,618,218	12/03/10	(97,752)
JPMorgan Chase Bank	SEK	8,678,061	EUR	940,000	12/03/10	(4,415)
JPMorgan Chase Bank	THB	34,420,000	USD	1,097,997	12/03/10	(34,576)
JPMorgan Chase Bank	USD	3,892,687	CHF	3,980,000	12/03/10	159,647
JPMorgan Chase Bank	USD	612,831	DKK	3,590,000	12/03/10	43,692
JPMorgan Chase Bank	USD	1,617,109	JPY	136,700,000	12/03/10	21,385
JPMorgan Chase Bank	USD	1,204,278	KRW	1,447,000,000	12/03/10	61,412
JPMorgan Chase Bank	USD	1,355,360	MXN	17,910,000	12/03/10	58,176
JPMorgan Chase Bank	USD	4,912,397	SEK	36,340,000	12/03/10	469,911
JPMorgan Chase Bank	USD	2,171,172	SGD	2,945,000	12/03/10	68,201
Net unrealized depreciation on forward foreign currency contracts						$(11,848)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won

UBS Global Equity Fund

Portfolio of investments – September 30, 2010

MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)(1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$115,840,909	$—	$—	$115,840,909
Preferred stock	1,654,640	—	—	1,654,640
Participation note	1,019,885	—	—	1,019,885
Short-term investment	—	577,200	—	577,200
Investment of cash collateral from securities loaned	—	1,441,700	—	1,441,700
Other financial instruments(2)	—	(11,848)	—	(11,848)
Total	$118,515,434	$2,007,052	$—	$120,522,486

(1)	A significant portion of the total amount reflected in Level 1, $62,191,609 represents transfers out of Level 2 related to the Fund’s fair valuation policy.
(2)	Other financial instruments include forward foreign currency contracts.

UBS International Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	0.38%
Airlines	1.52
Auto components	1.57
Automobiles	3.39
Beverages	0.57
Building products	1.59
Capital markets	2.08
Chemicals	2.12
Commercial banks	13.05
Computers & peripherals	0.34
Construction & engineering	0.70
Construction materials	1.37
Consumer finance	0.65
Diversified financial services	1.67
Diversified telecommunication services	1.42
Electric utilities	1.51
Electronic equipment, instruments & components	1.36
Energy equipment & services	1.01
Food & staples retailing	2.59
Food products	2.42
Health care providers & services	0.70
Hotels, restaurants & leisure	1.03
Household products	1.38
Industrial conglomerates	0.99
Insurance	2.54
Internet software & services	0.69
IT services	1.00
Leisure equipment & products	0.47
Machinery	5.30
Marine	1.20
Media	1.73
Metals & mining	5.77
Multiline retail	0.36
Office electronics	1.57
Oil, gas & consumable fuels	6.87
Pharmaceuticals	5.24
Professional services	0.80
Real estate management & development	1.43
Semiconductors & semiconductor equipment	1.12
Software	1.56
Specialty retail	1.19
Textiles, apparel & luxury goods	1.57
Tobacco	0.70
Trading companies & distributors	2.73
Wireless telecommunication services	4.31
Total common stocks	93.56%
Participation note	0.45
Preferred stock	0.81
Rights	0.01
Short-term investment	2.55
Investment of cash collateral from securities loaned	2.09
Total investments	99.47%
Cash and other assets, less liabilities	0.53
Net assets	100.00%

UBS International Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Common stocks—93.56%
Australia—3.95%
AMP Ltd.	10,162	$50,191
BHP Billiton Ltd.	5,640	212,112
Incitec Pivot Ltd.	56,277	195,276
National Australia Bank Ltd.	10,929	267,677
Orica Ltd.	4,740	117,789
Qantas Airways Ltd.*	102,182	275,552
Total Australia common stocks		1,118,597

Belgium—0.57%
Anheuser-Busch InBev NV	2,760	162,355

Brazil—1.44%
Lojas Renner SA	3,000	102,819
Vale SA ADR	9,800	306,446
Total Brazil common stocks		409,265

Canada—4.34%
Cenovus Energy, Inc.	5,087	146,296
EnCana Corp.	4,200	126,910
Petrominerales Ltd.	9,500	230,367
Suncor Energy, Inc.	8,400	273,496
Toronto-Dominion Bank	2,900	209,841
TransCanada Corp.(1)	4,100	152,101
Western Coal Corp.*	15,900	90,712
Total Canada common stocks		1,229,723

China—7.64%
Baidu, Inc. ADR*	1,300	133,406
Belle International Holdings Ltd.	66,000	132,530
China Construction Bank Corp., H Shares	322,000	282,207
China Mengniu Dairy Co., Ltd.	47,000	145,382
China Merchants Bank Co., Ltd., H Shares	91,759	236,527
Dongfeng Motor Group Co., Ltd., H Shares	64,000	130,989
Focus Media Holding Ltd. ADR*(1)	2,600	63,180
Fushan International Energy Group Ltd.	122,000	82,708
Guangzhou Automobile Group Co., Ltd., H Shares	72,000	123,977
Hong Kong Exchanges and Clearing Ltd.	11,500	226,477
New World Development Ltd.	103,000	207,624
Pacific Basin Shipping Ltd.	157,000	113,316
Shangri-La Asia Ltd.	38,000	86,492
Sino-Ocean Land Holdings Ltd.	189,500	131,644
Sun Hung Kai Properties Ltd.	4,000	69,082
Total China common stocks		2,165,541

Denmark—1.29%
Danisco A/S	931	83,022
FLSmidth & Co. A/S	1,770	129,315
Novo Nordisk A/S, Class B	1,544	153,219
Total Denmark common stocks		365,556

Finland—0.84%
Sampo Oyj, Class A	8,771	236,869

France—2.94%
BNP Paribas	4,995	355,248
Carrefour SA	3,753	201,658
Cie Generale des Etablissements Michelin, Class B(1)	1,242	94,495

UBS International Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
France—(concluded)
Vallourec SA	1,833	$182,090
Total France common stocks		833,491

Germany—6.22%
Bayer AG	2,993	208,703
Bayerische Motoren Werke AG	1,793	125,735
E.ON AG	7,943	234,216
Fresenius Medical Care AG & Co. KGaA	3,234	199,739
GEA Group AG	4,285	107,104
HeidelbergCement AG	4,116	198,354
MAN SE	1,359	148,138
Metro AG	4,819	313,694
SAP AG	3,311	163,780
United Internet AG	3,919	63,363
Total Germany common stocks		1,762,826

India—2.10%
ICICI Bank Ltd. ADR	3,800	189,430
Infosys Technology Ltd. ADR	4,200	282,702
Tata Motors Ltd. ADR(1)	4,800	122,448
Total India common stocks		594,580

Indonesia—1.72%
Astra International Tbk PT	37,500	238,235
Bank Rakyat Indonesia PT	222,000	248,740
Total Indonesia common stocks		486,975

Ireland—1.22%
CRH PLC	5,205	85,433
James Hardie Industries SE CDI*	19,260	104,248
Ryanair Holdings PLC ADR	5,100	157,131
Total Ireland common stocks		346,812

Israel—0.90%
Teva Pharmaceutical Industries Ltd. ADR	2,000	105,500
Teva Pharmaceutical Industries Ltd.	2,737	148,632
Total Israel common stocks		254,132

Italy—0.55%
Saipem SpA	3,887	155,683

Japan—15.71%
Asahi Glass Co., Ltd.	38,000	387,374
Canon, Inc.	3,800	177,300
Disco Corp.(1)	2,300	132,247
Fanuc Ltd.	900	114,602
Ibiden Co., Ltd.	2,200	55,843
Isuzu Motors Ltd.	33,000	127,288
ITOCHU Corp.	20,500	187,614
KDDI Corp.	33	157,924
Komatsu Ltd.	5,800	134,648
Makino Milling Machine Co. Ltd.*	12,000	81,217
Mitsubishi Corp.	19,200	455,620
Mitsubishi UFJ Financial Group, Inc.	14,900	69,431
Mitsui OSK Lines Ltd.	19,000	119,490
Nippon Sheet Glass Co., Ltd.	28,000	61,045
Nippon Yusen KK	26,000	106,517
Nissan Motor Co., Ltd.	24,800	216,569
Nomura Holdings, Inc.	49,800	241,006
NTT DoCoMo, Inc.	46	76,593
ORIX Corp.	2,430	185,714
Ricoh Co., Ltd.	19,000	267,885
Sankyo Co., Ltd.	2,500	132,367

UBS International Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Japan—(concluded)
Shin-Etsu Chemical Co., Ltd.	3,500	$170,430
Sony Financial Holdings, Inc.	31	101,006
Sumitomo Mitsui Financial Group, Inc.	6,800	198,103
THK Co., Ltd.	18,400	344,724
Toshiba Corp.	20,000	96,790
Toyoda Gosei Co., Ltd.	2,300	50,695
Total Japan common stocks		4,450,042

Luxembourg—1.25%
ArcelorMittal	10,755	354,228

Malaysia—0.38%
Malayan Banking Bhd	37,900	108,040

Netherlands—4.01%
ASML Holding NV	6,182	184,649
ING Groep NV CVA*	23,767	246,567
Koninklijke Ahold NV	3,837	51,722
Koninklijke Philips Electronics NV	3,337	104,881
Koninklijke Philips Electronics NV NY Shares	5,600	175,392
Royal Dutch Shell PLC, Class A	6,695	201,509
Unilever NV CVA	3,434	102,640
Wolters Kluwer NV	3,349	70,309
Total Netherlands common stocks		1,137,669

Norway—1.86%
Petroleum Geo-Services ASA*	11,370	129,627
Telenor ASA	17,959	281,242
Yara International ASA	2,547	115,199
Total Norway common stocks		526,068

Russia—0.49%
Mobile Telesystems OJSC ADR	6,550	139,056

Singapore—1.34%
DBS Group Holdings Ltd.	14,160	151,601
Golden Agri-Resources Ltd.	143,000	61,980
Olam International Ltd.(1)	67,000	166,086
Total Singapore common stocks		379,667

South Africa—1.96%
Aspen Pharmacare Holdings Ltd.*	5,535	74,644
MTN Group Ltd.	10,448	188,867
Naspers Ltd., Class N	5,972	291,992
Total South Africa common stocks		555,503

South Korea—1.12%
Hyundai Heavy Industries Co., Ltd.	203	58,305
Hyundai Mobis	978	220,431
LG Innotek Co., Ltd.	314	38,553
Total South Korea common stocks		317,289

Spain—1.38%
Gestevision Telecinco SA	5,889	64,867
Inditex SA	2,570	204,152
Telefonica SA	4,934	122,183
Total Spain common stocks		391,202

Sweden—1.03%
Autoliv, Inc.*	1,200	78,396
Volvo AB, Class B*	14,505	213,045
Total Sweden common stocks		291,441

Switzerland—6.57%
Cie Financiere Richemont SA, Class A	4,955	238,560
Credit Suisse Group AG	1,961	83,816

UBS International Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Switzerland—(concluded)
GAM Holding AG*	8,125	$123,200
Nestle SA	5,533	294,767
Novartis AG	2,250	129,026
Roche Holding AG	2,604	355,627
SGS SA	140	226,245
Swatch Group AG	2,980	205,915
Xstrata PLC	6,661	127,449
Zurich Financial Services AG	329	77,106
Total Switzerland common stocks		1,861,711

Taiwan—1.02%
HON HAI Precision Industry Co., Ltd.*	76,624	288,185

Thailand—1.24%
Italian-Thai Development PCL*	414,900	69,036
Kasikornbank PCL	69,200	282,728
Total Thailand common stocks		351,764

United Kingdom—18.48%
Anglo American PLC	1,999	79,307
Autonomy Corp. PLC*	2,443	69,578
Barclays PLC	54,655	257,229
BG Group PLC	8,233	144,658
BP PLC	59,411	399,260
Carnival PLC	5,192	204,066
Cobham PLC	29,759	107,989
GlaxoSmithKline PLC	15,690	309,202
HSBC Holdings PLC	19,115	193,679
Imperial Tobacco Group PLC	6,675	198,915
Lloyds Banking Group PLC*	315,537	367,396
Man Group PLC	40,831	140,534
Prudential PLC	25,143	251,399
Reckitt Benckiser Group PLC	7,110	391,030
Rio Tinto PLC	6,570	384,038
Sage Group PLC	47,560	206,429
Scottish & Southern Energy PLC	10,908	191,574
Standard Chartered PLC	9,652	276,864
Tullow Oil PLC	13,662	273,421
Vodafone Group PLC	266,727	658,251
Wolseley PLC*	5,202	130,667
Total United Kingdom common stocks		5,235,486
Total common stocks (cost $19,044,029)		26,509,756

Participation note—0.45%
India—0.45%
Housing Development & Infrastructure Limited, expires 8/10/12* (cost $139,284)	22,000	126,830

Preferred stock—0.81%
Germany—0.81%
Volkswagen AG, Preference Shares (cost $174,562)	1,912	230,756

	Number of rights
Rights—0.01%
France—0.01%
Cie Generale des Etablissements Michelin, expires 10/13/10* (cost $0)	1,242	3,468

UBS International Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Short-term investment—2.55%
Investment company—2.55%
UBS Cash Management Prime Relationship Fund(2) (cost $721,398)	721,398	$721,398

Investment of cash collateral from securities loaned—2.09%
UBS Private Money Market Fund LLC(2) (cost $592,219)	592,219	592,219
Total investments—99.47% (cost $20,671,492)		28,184,427
Cash and other assets, less liabilities— 0.53%		150,056
Net assets—100.00%		$28,334,483

UBS International Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,863,214
Gross unrealized depreciation	(350,279)
Net unrealized appreciation of investments	$7,512,935

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three ended 09/30/10
UBS Cash Management Prime Relationship Fund	$722,032	$3,763,379	$3,764,013	$—	$—	$721,398	$340
UBS Private Money Market Fund LLC(a)	471,729	1,691,729	1,571,239	—	—	592,219	1,539
	$1,193,761	$5,455,108	$5,335,252	$—	$—	$1,313,617	$1,879

(a)

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
OJSC	Open joint stock company

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	AUD	305,000	USD	267,842	12/03/10	$(24,760)
JPMorgan Chase Bank	BRL	590,000	USD	329,333	12/03/10	(14,931)
JPMorgan Chase Bank	CAD	245,000	USD	235,876	12/03/10	(1,919)
JPMorgan Chase Bank	EUR	525,000	USD	670,596	12/03/10	(44,795)
JPMorgan Chase Bank	GBP	770,000	USD	1,190,705	12/03/10	(18,349)
JPMorgan Chase Bank	HKD	1,265,000	USD	163,096	12/03/10	(6)
JPMorgan Chase Bank	JPY	34,300,000	USD	408,571	12/03/10	(2,550)
JPMorgan Chase Bank	MXN	1,600,000	USD	122,103	12/03/10	(4,176)
JPMorgan Chase Bank	TWD	15,800,000	USD	495,609	12/03/10	(10,550)
JPMorgan Chase Bank	NOK	1,970,000	USD	311,740	12/03/10	(22,121)
JPMorgan Chase Bank	ZAR	4,060,000	USD	543,871	12/03/10	(32,854)
JPMorgan Chase Bank	CHF	235,000	USD	232,342	12/03/10	(6,929)
JPMorgan Chase Bank	THB	7,880,000	USD	251,372	12/03/10	(7,916)
JPMorgan Chase Bank	USD	230,949	CAD	245,000	12/03/10	6,846
JPMorgan Chase Bank	USD	1,181,538	CHF	1,205,000	12/03/10	45,363
JPMorgan Chase Bank	USD	143,392	DKK	840,000	12/03/10	10,223
JPMorgan Chase Bank	USD	680,837	EUR	525,000	12/03/10	34,554
JPMorgan Chase Bank	USD	102,618	GBP	65,000	12/03/10	(555)
JPMorgan Chase Bank	USD	464,255	GBP	300,000	12/03/10	6,806
JPMorgan Chase Bank	USD	1,883,918	JPY	159,000,000	12/03/10	21,864
JPMorgan Chase Bank	USD	174,774	KRW	210,000,000	12/03/10	8,913
JPMorgan Chase Bank	USD	283,029	MXN	3,740,000	12/03/10	12,148
JPMorgan Chase Bank	USD	482,588	SEK	3,570,000	12/03/10	46,164
JPMorgan Chase Bank	USD	154,820	SGD	210,000	12/03/10	4,863
JPMorgan Chase Bank	USD	132,154	TWD	4,200,000	12/03/10	2,394
JPMorgan Chase Bank	USD	118,600	ZAR	870,000	12/03/10	4,984
Net unrealized appreciation on forward foreign currency contracts						$12,711

UBS International Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)(1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$26,509,756	$—	$—	$26,509,756
Rights	—	3,468	—	3,468
Preferred stock	230,756	—	—	230,756
Participation note	126,830	—	—	126,830
Short-term investment	—	721,398	—	721,398
Investment of cash collateral from securities loaned	—	592,219	—	592,219
Other financial instruments(2)	—	12,711	—	12,711
Total	$26,867,342	$1,329,796	$—	$28,197,138

(1)                                  A significant portion of the total amount reflected in Level 1, $21,399,744 represents transfers out of Level 2 related to the Fund’s fair valuation policy.

(2)                                  Other financial instruments include forward foreign currency contracts.

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	3.43%
Air freight & logistics	1.86
Airlines	1.04
Auto components	1.80
Beverages	3.03
Biotechnology	2.31
Capital markets	2.41
Chemicals	2.65
Commercial banks	2.68
Communications equipment	2.14
Computers & peripherals	6.21
Containers & packaging	0.44
Diversified consumer services	1.12
Diversified financial services	4.42
Diversified telecommunication services	2.68
Electric utilities	6.00
Electronic equipment, instruments & components	0.68
Energy equipment & services	3.11
Food & staples retailing	2.19
Food products	1.01
Health care equipment & supplies	5.91
Health care providers & services	1.93
Hotels, restaurants & leisure	1.85
Household durables	2.01
Household products	3.41
Insurance	4.97
Internet & catalog retail	0.49
IT services	1.22
Machinery	6.80
Media	7.47
Metals & mining	0.65
Multi-utilities	0.85
Oil, gas & consumable fuels	9.50
Personal products	1.60
Pharmaceuticals	5.77
Road & rail	1.50
Semiconductors & semiconductor equipment	4.25
Software	7.08
Specialty retail	3.43
Total common stocks	121.90%

Investments sold short
Common stocks
Aerospace & defense	(0.85)%
Automobiles	(0.74)
Capital markets	(0.49)
Computers & peripherals	(0.94)
Diversified telecommunication services	(0.89)
Electronic equipment, instruments & components	(0.65)
Food products	(1.43)
Health care equipment & supplies	(0.51)
Household products	(0.64)
Insurance	(0.73)
Internet & catalog retail	(1.29)
Internet software & services	(0.86)
Machinery	(0.77)
Media	(1.25)
Multiline retail	(0.81)
Multi-utilities	(2.00)
Oil, gas & consumable fuels	(1.42)
Pharmaceuticals	(0.84)
Semiconductors & semiconductor equipment	(0.67)
Software	(0.82)
Specialty retail	(0.73)
Thrifts & mortgage finance	(0.53)
Trading companies & distributors	(0.72)
Water utilities	(1.26)
Total investments sold short	(21.84)%
Total investments, net of investments sold short	100.06
Liabilities, in excess of cash and other assets	(0.06)
Net assets	100.00%

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Common stocks—121.90%
Aerospace & defense—3.43%
General Dynamics Corp.(1)	13,900	$873,059
Raytheon Co.(1)	12,000	548,520
		1,421,579
Air freight & logistics—1.86%
FedEx Corp.(1)	9,000	769,500

Airlines—1.04%
Southwest Airlines Co.(1)	33,000	431,310

Auto components—1.80%
BorgWarner, Inc.*(1)	14,200	747,204

Beverages—3.03%
PepsiCo, Inc.(1)	18,900	1,255,716

Biotechnology—2.31%
Amgen, Inc.*(1)	5,400	297,594
Amylin Pharmaceuticals, Inc.*(1)	7,900	164,715
Genzyme Corp.*(1)	7,000	495,530
		957,839
Capital markets—2.41%
Bank of New York Mellon Corp.(1)	26,106	682,150
Goldman Sachs Group, Inc.(1)	2,200	318,076
		1,000,226
Chemicals—2.65%
Air Products & Chemicals, Inc.(1)	2,600	215,332
Dow Chemical Co.(1)	20,300	557,438
Monsanto Co.(1)	6,800	325,924
		1,098,694
Commercial banks—2.68%
Wells Fargo & Co.(1)	44,200	1,110,746

Communications equipment—2.14%
QUALCOMM, Inc.(1)	19,700	888,864

Computers & peripherals—6.21%
Apple, Inc.*(1)	4,700	1,333,625
Hewlett-Packard Co.(1)	20,700	870,849
Seagate Technology*(1)	31,400	369,892
		2,574,366
Containers & packaging—0.44%
Ball Corp.(1)	3,100	182,435

Diversified consumer services—1.12%
Apollo Group, Inc., Class A*(1)	9,000	462,150

Diversified financial services—4.42%
Bank of America Corp.(1)	50,800	665,988
JPMorgan Chase & Co.(1)	30,600	1,164,942
		1,830,930
Diversified telecommunication services—2.68%
AT&T, Inc.(1)	38,900	1,112,540

Electric utilities—6.00%
American Electric Power Co., Inc.(1)	23,900	865,897
Exelon Corp.(1)	23,400	996,372
FirstEnergy Corp.(1)	16,200	624,348
		2,486,617
Electronic equipment, instruments & components—0.68%
Arrow Electronics, Inc.*(1)	10,500	280,665

Energy equipment & services—3.11%
Baker Hughes, Inc.(1)	15,900	677,340
Noble Corp.(1)	18,100	611,599
		1,288,939

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Food & staples retailing—2.19%
Kroger Co.(1)	42,000	$909,720

Food products—1.01%
Kraft Foods, Inc., Class A(1)	13,600	419,696

Health care equipment & supplies—5.91%
Baxter International, Inc.(1)	9,300	443,703
Boston Scientific Corp.*(1)	43,700	267,881
Covidien PLC(1)	18,800	755,572
Medtronic, Inc.(1)	18,100	607,798
Zimmer Holdings, Inc.*(1)	7,200	376,776
		2,451,730
Health care providers & services—1.93%
UnitedHealth Group, Inc.(1)	22,800	800,508

Hotels, restaurants & leisure—1.85%
Carnival Corp.(1)	20,100	768,021

Household durables—2.01%
Fortune Brands, Inc.(1)	16,900	831,987

Household products—3.41%
Procter & Gamble Co.(1)	23,600	1,415,292

Insurance—4.97%
Aflac, Inc.(1)	15,200	785,992
MetLife, Inc.(1)	20,100	772,845
Principal Financial Group, Inc.(1)	19,300	500,256
		2,059,093
Internet & catalog retail—0.49%
Amazon.com, Inc.*(1)	1,300	204,178

IT services—1.22%
Visa, Inc., Class A(1)	6,800	504,968

Machinery—6.80%
Dover Corp.(1)	11,800	616,078
Illinois Tool Works, Inc.(1)	17,700	832,254
PACCAR, Inc.(1)	15,600	751,140
Pall Corp.(1)	14,900	620,436
		2,819,908
Media—7.47%
Comcast Corp., Class A(1)	68,600	1,240,288
Interpublic Group of Cos., Inc.*(1)	61,445	616,293
Time Warner, Inc.(1)	23,200	711,080
Viacom, Inc., Class B(1)	14,600	528,374
		3,096,035
Metals & mining—0.65%
Steel Dynamics, Inc.(1)	19,000	268,090

Multi-utilities—0.85%
MDU Resources Group, Inc.(1)	17,700	353,115

Oil, gas & consumable fuels—9.50%
Anadarko Petroleum Corp.(1)	5,800	330,890
Exxon Mobil Corp.(1)	26,900	1,662,151
Hess Corp.(1)	6,600	390,192
Marathon Oil Corp.(1)	13,300	440,230
Peabody Energy Corp.(1)	8,400	411,684
Ultra Petroleum Corp.*(1)	16,800	705,264
		3,940,411
Personal products—1.60%
Avon Products, Inc.(1)	20,700	664,677

Pharmaceuticals—5.77%
Allergan, Inc.(1)	11,100	738,483
Johnson & Johnson(1)	13,200	817,872
Merck & Co., Inc.(1)	22,700	835,587
		2,391,942
Road & rail—1.50%
Ryder System, Inc.(1)	14,500	620,165

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Semiconductors & semiconductor equipment—4.25%
Applied Materials, Inc.(1)	39,800	$464,864
Broadcom Corp., Class A(1)	11,100	392,829
Intersil Corp., Class A(1)	27,400	320,306
Marvell Technology Group Ltd.*(1)	14,600	255,646
National Semiconductor Corp.(1)	25,600	326,912
		1,760,557
Software—7.08%
Adobe Systems, Inc.*(1)	32,100	839,415
Autodesk, Inc.*(1)	25,700	821,629
Microsoft Corp.(1)	26,700	653,883
Symantec Corp.*(1)	40,800	618,936
		2,933,863
Specialty retail—3.43%
GameStop Corp., Class A*(1)	23,400	461,214
Home Depot, Inc.(1)	10,200	323,136
Lowe’s Cos., Inc.(1)	28,600	637,494
		1,421,844
Total common stocks (cost $45,441,465)		50,536,120
Total investments before investments sold short—121.90% (cost $45,441,465)		50,536,120

Investments sold short— (21.84)%
Common stocks— (21.84)%
Aerospace & defense—(0.85)%
Goodrich Corp.	(4,800)	(353,904)

Automobiles—(0.74)%
Ford Motor Co.	(24,900)	(304,776)

Capital markets—(0.49)%
Northern Trust Corp.	(4,200)	(202,608)

Computers & peripherals—(0.94)%
EMC Corp.	(8,400)	(170,604)
NetApp, Inc.	(4,400)	(219,076)
		(389,680)
Diversified telecommunication services—(0.89)%
Qwest Communications International, Inc.	(58,900)	(369,303)

Electronic equipment, instruments & components—(0.65)%
Avnet, Inc.	(10,000)	(270,100)

Food products—(1.43)%
Sara Lee Corp.	(22,500)	(302,175)
Tyson Foods, Inc., Class A	(18,100)	(289,962)
		(592,137)
Health care equipment & supplies—(0.51)%
Hospira, Inc.	(3,700)	(210,937)

Household products—(0.64)%
Church & Dwight Co., Inc.	(4,100)	(266,254)

Insurance—(0.73)%
Travelers Cos., Inc.	(5,800)	(302,180)

Internet & catalog retail—(1.29)%
NetFlix, Inc.	(3,300)	(535,128)

Internet software & services—(0.86)%
Akamai Technologies, Inc.	(7,100)	(356,278)

Machinery—(0.77)%
Ingersoll-Rand PLC	(8,900)	(317,819)

Media—(1.25)%
Discovery Communications, Inc., Class A	(6,100)	(265,655)

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Media—(concluded)
Lamar Advertising Co., Class A	(8,000)	$(254,560)
		(520,215)
Multiline retail—(0.81)%
Dollar General Corp.	(11,500)	(336,375)

Multi-utilities—(2.00)%
Consolidated Edison, Inc.	(7,000)	(337,540)
Integrys Energy Group, Inc.	(5,900)	(307,154)
NSTAR	(4,700)	(184,945)
		(829,639)
Oil, gas & consumable fuels—(1.42)%
Occidental Petroleum Corp.	(3,600)	(281,880)
Pioneer Natural Resources Co.	(4,700)	(305,641)
		(587,521)
Pharmaceuticals—(0.84)%
Eli Lilly & Co.	(9,500)	(347,035)

Semiconductors & semiconductor equipment—(0.67)%
Novellus Systems, Inc.	(10,500)	(279,090)

Software—(0.82)%
BMC Software, Inc.	(8,400)	(340,032)

Specialty retail—(0.73)%
O’Reilly Automotive, Inc.	(5,700)	(303,240)

Thrifts & mortgage finance—(0.53)%
Hudson City Bancorp, Inc.	(17,800)	(218,228)

Trading companies & distributors—(0.72)%
WW Grainger, Inc.	(2,500)	(297,775)

Water utilities—(1.26)%
American Water Works Co., Inc.	(11,300)	(262,951)
Aqua America, Inc.	(12,700)	(259,080)
		(522,031)
Total investments sold short (proceeds $7,315,514)		(9,052,285)
Total investments, net of investments sold short—100.06%		41,483,835
Liabilities, in excess of cash and other assets—(0.06)%		(25,345)
Net assets—100.00%		$41,458,490

UBS U.S. Equity Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short was substantially  the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,868,563
Gross unrealized depreciation	(1,773,908)
Net unrealized appreciation of investments	$5,094,655

*	Non-income producing security.
(1)	All or a portion of these securities have been segregated to cover open short positions.

The table below details the Fund’s investments in funds advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$443,436	$4,854,949	$5,298,385	$—	$—	$—	$359
	$443,436	$4,854,949	$5,298,385	$—	$—	$—	$359

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$50,536,120	$—	$—	$50,536,120
Common stocks sold short	(9,052,285)	—	—	(9,052,285)
Total	$41,483,835	$—	$—	$41,483,835

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	2.81%
Air freight & logistics	1.78
Airlines	1.00
Auto components	0.90
Beverages	2.15
Biotechnology	2.37
Capital markets	1.89
Chemicals	1.84
Commercial banks	2.22
Communications equipment	3.14
Computers & peripherals	5.68
Containers & packaging	0.51
Diversified consumer services	0.98
Diversified financial services	4.18
Diversified telecommunication services	2.28
Electric utilities	4.85
Energy equipment & services	2.59
Food & staples retailing	1.04
Health care equipment & supplies	4.06
Health care providers & services	2.00
Hotels, restaurants & leisure	1.88
Household durables	2.06
Household products	1.87
Insurance	4.37
IT services	1.09
Machinery	5.87
Media	6.04
Oil, gas & consumable fuels	8.51
Personal products	1.67
Pharmaceuticals	5.49
Road & rail	0.89
Semiconductors & semiconductor equipment	3.40
Software	5.94
Specialty retail	2.20
Total common stocks	99.55%
Short-term investment	1.67
Investment of cash collateral from securities loaned	0.07
Total investments	101.29%
Liabilities, in excess of cash and other assets	(1.29)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Common stocks—99.55%
Aerospace & defense—2.81%
General Dynamics Corp.	72,900	$4,578,849
Raytheon Co.	44,200	2,020,382
		6,599,231
Air freight & logistics—1.78%
FedEx Corp.	49,000	4,189,500

Airlines—1.00%
Southwest Airlines Co.	179,800	2,349,986

Auto components—0.90%
BorgWarner, Inc.*	40,100	2,110,062

Beverages—2.15%
PepsiCo, Inc.	76,100	5,056,084

Biotechnology—2.37%
Amgen, Inc.*	32,200	1,774,542
Amylin Pharmaceuticals, Inc.*	45,100	940,335
Genzyme Corp.*	40,300	2,852,837
		5,567,714
Capital markets—1.89%
Bank of New York Mellon Corp.	101,383	2,649,138
Goldman Sachs Group, Inc.	12,400	1,792,792
		4,441,930
Chemicals—1.84%
Dow Chemical Co.	104,600	2,872,316
Monsanto Co.	30,300	1,452,279
		4,324,595
Commercial banks—2.22%
Wells Fargo & Co.	207,900	5,224,527

Communications equipment—3.14%
Cisco Systems, Inc.*	159,200	3,486,480
QUALCOMM, Inc.	86,300	3,893,856
		7,380,336
Computers & peripherals—5.68%
Apple, Inc.*	26,100	7,405,875
Hewlett-Packard Co.	96,300	4,051,341
Seagate Technology*	159,800	1,882,444
		13,339,660
Containers & packaging—0.51%
Ball Corp.	20,200	1,188,770

Diversified consumer services—0.98%
Apollo Group, Inc., Class A*	44,800	2,300,480

Diversified financial services—4.18%
Bank of America Corp.	302,000	3,959,220
JPMorgan Chase & Co.	154,200	5,870,394
		9,829,614
Diversified telecommunication services—2.28%
AT&T, Inc.	187,200	5,353,920

Electric utilities—4.85%
American Electric Power Co., Inc.	122,900	4,452,667
Exelon Corp.	103,100	4,389,998
FirstEnergy Corp.	66,200	2,551,348
		11,394,013
Energy equipment & services—2.59%
Baker Hughes, Inc.	78,000	3,322,800
Noble Corp.	81,900	2,767,401
		6,090,201

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Food & staples retailing—1.04%
Kroger Co.	113,100	$2,449,746

Health care equipment & supplies—4.06%
Baxter International, Inc.	48,300	2,304,393
Boston Scientific Corp.*	174,000	1,066,620
Covidien PLC	92,600	3,721,594
Medtronic, Inc.	72,500	2,434,550
		9,527,157
Health care providers & services—2.00%
UnitedHealth Group, Inc.	85,300	2,994,883
WellPoint, Inc.*	30,000	1,699,200
		4,694,083
Hotels, restaurants & leisure—1.88%
Carnival Corp.	115,400	4,409,434

Household durables—2.06%
Fortune Brands, Inc.	98,200	4,834,386

Household products—1.87%
Procter & Gamble Co.	73,300	4,395,801

Insurance—4.37%
Aflac, Inc.	89,200	4,612,532
MetLife, Inc.	85,500	3,287,475
Principal Financial Group, Inc.	90,900	2,356,128
		10,256,135
IT services—1.09%
Visa, Inc., Class A	34,500	2,561,970

Machinery—5.87%
Dover Corp.	49,200	2,568,732
Illinois Tool Works, Inc.	92,300	4,339,946
PACCAR, Inc.	86,950	4,186,642
Pall Corp.	64,900	2,702,436
		13,797,756
Media—6.04%
Comcast Corp., Class A	313,000	5,659,040
Interpublic Group of Cos., Inc.*	311,400	3,123,342
Time Warner, Inc.	89,800	2,752,370
Viacom, Inc., Class B	73,000	2,641,870
		14,176,622
Oil, gas & consumable fuels—8.51%
Anadarko Petroleum Corp.	4,300	245,315
Exxon Mobil Corp.(1)	140,800	8,700,032
Hess Corp.	47,500	2,808,200
Marathon Oil Corp.	82,800	2,740,680
Peabody Energy Corp.	43,400	2,127,034
Ultra Petroleum Corp.*	79,977	3,357,434
		19,978,695
Personal products—1.67%
Avon Products, Inc.	121,800	3,910,998

Pharmaceuticals—5.49%
Allergan, Inc.	59,100	3,931,923
Johnson & Johnson	85,700	5,309,972
Merck & Co., Inc.	99,300	3,655,233
		12,897,128
Road & rail—0.89%
Ryder System, Inc.	48,600	2,078,622

Semiconductors & semiconductor equipment—3.40%
Applied Materials, Inc.	115,400	1,347,872
Broadcom Corp., Class A	65,800	2,328,662
Intersil Corp., Class A	76,200	890,778

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Semiconductors & semiconductor equipment—(concluded)
Marvell Technology Group Ltd.*	107,900	$1,889,329
National Semiconductor Corp.	119,900	1,531,123
		7,987,764
Software—5.94%
Adobe Systems, Inc.*	158,000	4,131,700
Autodesk, Inc.*	110,300	3,526,291
Intuit, Inc.*	1,100	48,191
Microsoft Corp.	154,100	3,773,909
Symantec Corp.*	162,700	2,468,159
		13,948,250
Specialty retail—2.20%
GameStop Corp., Class A*(1)	106,000	2,089,260
Lowe’s Cos., Inc.	138,500	3,087,165
		5,176,425
Total common stocks (cost $205,707,012)		233,821,595

Short-term investment—1.67%
Investment company—1.67%
UBS Cash Management Prime Relationship Fund(2) (cost $3,914,334)	3,914,334	3,914,334

Investment of cash collateral from securities loaned—0.07%
UBS Private Money Market Fund LLC(2) (cost $164,475)	164,475	164,475

Total investments—101.29% (cost $209,785,821)		237,900,404
Liabilities, in excess of cash and other assets—(1.29)%		(3,021,450)
Net assets—100.00%		$234,878,954

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$37,259,540
Gross unrealized depreciation	(9,144,957)
Net unrealized appreciation of investments	$28,114,583

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$5,489,875	$5,094,697	$6,670,238	$—	$—	$3,914,334	$3,219
UBS Private Money Market Fund LLC(a)	—	14,869,790	14,705,315	—	—	164,475	122
	$5,489,875	$19,964,487	$21,375,553	$—	$—	$4,078,809	$3,341

(a)

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

Currency type abbreviations:

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$233,821,595	$—	$—	$233,821,595
Investment of cash collateral from securities loaned	—	164,475	—	164,475
Short-term investment	—	3,914,334	—	3,914,334
Total	$233,821,595	$4,078,809	$—	$237,900,404

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS U.S. Large Cap Value Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	3.12%
Air freight & logistics	1.54
Airlines	1.04
Beverages	1.87
Biotechnology	1.18
Capital markets	4.00
Chemicals	1.66
Commercial banks	3.44
Computers & peripherals	1.91
Diversified consumer services	0.79
Diversified financial services	7.21
Diversified telecommunication services	4.15
Electric utilities	6.43
Energy equipment & services	2.80
Food & staples retailing	2.11
Health care equipment & supplies	4.25
Health care providers & services	2.21
Hotels, restaurants & leisure	2.27
Household durables	1.87
Household products	3.33
Insurance	5.33
Machinery	4.84
Media	7.70
Metals & mining	0.70
Oil, gas & consumable fuels	9.10
Personal products	1.21
Pharmaceuticals	6.00
Road & rail	0.97
Semiconductors & semiconductor equipment	1.23
Software	2.44
Specialty retail	2.81
Total common stocks	99.51%
Short-term investment	0.69
Total investments	100.20%
Liabilities, in excess of cash and other assets	(0.20)
Net assets	100.00%

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – September 30, 2010

Security description	Shares	Value
Common stocks—99.51%
Aerospace & defense—3.12%
General Dynamics Corp.	16,400	1,030,084
Raytheon Co.	11,900	543,949
		1,574,033
Air freight & logistics—1.54%
FedEx Corp.	9,100	778,050

Airlines—1.04%
Southwest Airlines Co.	40,300	526,721

Beverages—1.87%
PepsiCo, Inc.	14,200	943,448

Biotechnology—1.18%
Amgen, Inc.*	10,800	595,188

Capital markets—4.00%
Bank of New York Mellon Corp.	42,900	1,120,977
Goldman Sachs Group, Inc.	6,200	896,396
		2,017,373
Chemicals—1.66%
Dow Chemical Co.	30,500	837,530

Commercial banks—3.44%
Wells Fargo & Co.	69,000	1,733,970

Computers & peripherals—1.91%
Hewlett-Packard Co.	15,500	652,085
Seagate Technology PLC*	26,600	313,348
		965,433
Diversified consumer services—0.79%
Apollo Group, Inc., Class A*	7,800	400,530

Diversified financial services—7.21%
Bank of America Corp.	108,900	1,427,679
JPMorgan Chase & Co.	58,070	2,210,725
		3,638,404
Diversified telecommunication services—4.15%
AT&T, Inc.	73,150	2,092,090

Electric utilities—6.43%
American Electric Power Co., Inc.	30,000	1,086,900
Exelon Corp.	24,500	1,043,210
FirstEnergy Corp.	29,000	1,117,660
		3,247,770
Energy equipment & services—2.80%
Baker Hughes, Inc.	15,500	660,300
Noble Corp.	22,300	753,517
		1,413,817
Food & staples retailing—2.11%
Kroger Co.	49,200	1,065,672

Health care equipment & supplies—4.25%
Baxter International, Inc.	11,000	524,810
Boston Scientific Corp.*	106,600	653,458
Covidien PLC	24,000	964,560
		2,142,828
Health care providers & services—2.21%
UnitedHealth Group, Inc.	31,800	1,116,498

Hotels, restaurants & leisure—2.27%
Carnival Corp.	30,000	1,146,300

Household durables—1.87%
Fortune Brands, Inc.	19,200	945,216

Household products—3.33%
Procter & Gamble Co.	28,000	1,679,160

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – September 30, 2010

Security description	Shares	Value
Insurance—5.33%
Aflac, Inc.	20,700	1,070,397
MetLife, Inc.	23,500	903,575
Principal Financial Group, Inc.	27,700	717,984
		2,691,956
Machinery—4.84%
Dover Corp.	14,600	762,266
Illinois Tool Works, Inc.	24,200	1,137,884
PACCAR, Inc.	11,300	544,095
		2,444,245
Media—7.70%
Comcast Corp., Class A	80,400	1,453,632
Interpublic Group of Cos., Inc.*	63,700	638,911
Time Warner, Inc.	32,400	993,060
Viacom, Inc., Class B	22,200	803,418
		3,889,021
Metals & mining—0.70%
Steel Dynamics, Inc.	25,000	352,750

Oil, gas & consumable fuels—9.10%
Anadarko Petroleum Corp.	12,400	707,420
Exxon Mobil Corp.	30,450	1,881,506
Hess Corp.	8,500	502,520
Peabody Energy Corp.	13,000	637,130
Ultra Petroleum Corp.*	20,600	864,788
		4,593,364
Personal products—1.21%
Avon Products, Inc.	19,000	610,090

Pharmaceuticals—6.00%
Johnson & Johnson	28,800	1,784,448
Merck & Co., Inc.	33,800	1,244,178
		3,028,626
Road & rail—0.97%
Ryder System, Inc.	11,500	491,855

Semiconductors & semiconductor equipment—1.23%
Applied Materials, Inc.	26,900	314,192
Marvell Technology Group Ltd.*	17,500	306,425
		620,617
Software—2.44%
Adobe Systems, Inc.*	28,700	750,505
Symantec Corp.*	31,700	480,889
		1,231,394
Specialty retail—2.81%
GameStop Corp., Class A*	24,600	484,866
Lowe’s Cos., Inc.	41,900	933,951
		1,418,817
Total common stocks (cost $49,221,357)		50,232,766

Short-term investment—0.69%
Investment company—0.69%
UBS Cash Management Prime Relationship Fund(1) (cost $347,721)	347,721	347,721

Total investments—100.20% (cost $49,569,078)		50,580,487
Liabilities, in excess of cash and other assets—(0.20)%		(102,064)
Net assets—100.00%		$50,478,423

UBS U.S. Large Cap Value Equity Fund

Portfolio of investments – September 30, 2010

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,745,437
Gross unrealized depreciation	(2,734,028)
Net unrealized appreciation of investments	$1,011,409

*	Non-income producing security.
(1)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$2,293,816	$2,538,233	$4,484,328	$—	$—	$347,721	$414
	$2,293,816	$2,538,233	$4,484,328	$—	$—	$347,721	$414

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$50,232,766	$—	$—	$50,232,766
Short-term investment	—	347,721	—	347,721
Total	$50,232,766	$347,721	$—	$50,580,487

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS Market Neutral Multi-Strategy Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	1.17%
Air freight & logistics	2.18
Airlines	1.08
Auto components	1.20
Automobiles	0.70
Beverages	2.42
Biotechnology	1.03
Building products	0.82
Capital markets	1.28
Chemicals	3.23
Commercial banks	2.78
Commercial services & supplies	0.25
Communications equipment	1.35
Computers & peripherals	1.81
Construction & engineering	0.76
Construction materials	0.38
Consumer finance	0.46
Containers & packaging	0.50
Diversified consumer services	0.19
Diversified financial services	1.00
Diversified telecommunication services	0.21
Electric utilities	2.73
Electrical equipment	0.18
Electronic equipment, instruments & components	1.81
Energy equipment & services	1.40
Food & staples retailing	1.22
Food products	2.92
Gas utilities	0.38
Health care equipment & supplies	1.34
Health care providers & services	1.35
Health care technology	0.10
Hotels, restaurants & leisure	2.47
Household durables	2.28
Household products	2.27
Independent power producers & energy traders	0.11
Industrial conglomerates	0.23
Insurance	3.32
Internet & catalog retail	0.77
Internet software & services	0.42
IT services	1.09
Leisure equipment & products	0.21
Life sciences tools & services	0.19
Machinery	4.03
Marine	0.12
Media	3.46
Metals & mining	2.22
Multiline retail	0.71
Multi-utilities	1.10
Office electronics	0.19
Oil, gas & consumable fuels	4.86
Paper & forest products	0.35
Personal products	0.70
Pharmaceuticals	2.00
Professional services	0.55
Real estate investment trust (REIT)	1.26
Real estate management & development	1.44
Road & rail	1.89
Semiconductors & semiconductor equipment	2.14
Software	3.44

UBS Market Neutral Multi-Strategy Fund

Specialty retail	1.92%
Textiles, apparel & luxury goods	1.52
Thrifts & mortgage finance	0.09
Tobacco	0.35
Trading companies & distributors	1.40
Transportation infrastructure	0.39
Wireless telecommunication services	1.38
Total common stocks	89.10%
Preferred stocks	0.43
Investment companies
iShares Russell 1000 Index Fund	0.25
iShares Russell 2000 Index Fund	2.23
iShares S&P SmallCap 600 Index Fund	3.11
iShares S&P/TSX 60 Index Fund	0.12
Source Markets MDax Source	0.37
SPDR S&P MidCap 400 ETF Trust	0.25
Total investment companies	6.33%
Short-term investment	15.65
Total investments before investments sold short	111.51%

Investments sold short
Common stocks
Aerospace & defense	(1.11)
Air freight & logistics	(1.28)
Airlines	(0.68)
Auto components	(0.84)
Automobiles	(1.09)
Beverages	(1.20)
Biotechnology	(0.80)
Building products	(0.68)
Capital markets	(1.15)
Chemicals	(3.55)
Commercial banks	(3.72)
Commercial services & supplies	(0.94)
Communications equipment	(0.78)
Computers & peripherals	(1.24)
Construction & engineering	(1.25)
Construction materials	(0.47)
Consumer finance	(0.33)
Containers & packaging	(0.41)
Distributors	(0.20)
Diversified consumer services	(0.35)
Diversified financial services	(0.79)
Diversified telecommunication services	(0.63)
Electric utilities	(1.86)
Electrical equipment	(1.80)
Electronic equipment, instruments & components	(1.59)
Energy equipment & services	(1.24)
Food & staples retailing	(1.19)
Food products	(4.31)
Gas utilities	(0.67)
Health care equipment & supplies	(1.39)
Health care providers & services	(1.54)
Health care technology	(0.21)
Hotels, restaurants & leisure	(2.35)
Household durables	(0.86)
Household products	(0.77)
Independent power producers & energy traders	(0.28)
Industrial conglomerates	(0.85)
Insurance	(2.81)
Internet & catalog retail	(0.36)
Internet software & services	(1.43)
IT services	(1.17)
Leisure equipment & products	(0.37)
Life sciences tools & services	(0.74)
Machinery	(5.51)

UBS Market Neutral Multi-Strategy Fund

Marine	(0.41)
Media	(3.12)
Metals & mining	(2.97)
Multiline retail	(1.36)
Multi-utilities	(2.09)
Office electronics	(0.09)
Oil, gas & consumable fuels	(5.58)
Paper & forest products	(0.30)
Personal products	(0.11)
Pharmaceuticals	(2.56)
Professional services	(0.82)
Real estate investment trust (REIT)	(1.73)
Real estate management & development	(0.93)
Road & rail	(1.48)
Semiconductors & semiconductor equipment	(2.48)
Software	(2.27)
Specialty retail	(3.84)
Textiles, apparel & luxury goods	(0.90)
Thrifts & mortgage finance	(0.56)
Trading companies & distributors	(0.89)
Transportation infrastructure	(1.31)
Water utilities	(0.35)
Wireless telecommunication services	(1.57)
Preferred stocks	(0.11)
Investment company
SPDR S&P 500 ETF Trust	(0.14)
Total investments sold short	(94.76)%
Total investments, net of investments sold short	16.75
Cash and other assets, less liabilities	83.25
Net assets	100.00%

(1)                                 Figures represent the industry breakdown of direct investments of the UBS Market Neutral Multi-Strategy Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Common stocks—89.10%
Australia—0.27%
ASX Ltd. NPV	820	$25,814
Bendigo & Adelaide Bank Ltd.	2,558	22,623
Goodman Group	32,632	20,344
Total Australia common stocks		68,781

Austria—0.61%
bwin Interactive Entertainment AG	808	41,907
IMMOFINANZ AG NPV*	5,881	21,919
OMV AG NPV	728	27,253
Voestalpine AG NPV	1,156	42,581
Wiener Staedtische Versicherung AG	448	24,081
Total Austria common stocks		157,741

Belgium—0.28%
Anheuser-Busch InBev NV	385	22,647
Delhaize Group SA	326	23,643
Mobistar SA	403	24,679
Total Belgium common stocks		70,969

Bermuda—0.34%
Aspen Insurance Holdings Ltd.(1)	1,100	33,308
Li & Fung Ltd.	4,000	22,503
Texwinca Holdings Ltd.	28,000	31,938
Total Bermuda common stocks		87,749

Brazil—0.18%
Banco Bradesco SA ADR(1)	1,010	20,584
Gerdau SA ADR(1)	1,900	25,859
Total Brazil common stocks		46,443

Canada—2.47%
Agrium, Inc.	300	22,509
Astral Media, Inc., Class A	600	22,539
Bank of Montreal	500	28,905
BCE, Inc.	700	22,778
Brookfield Properties Corp.	3,800	59,351
Canadian Tire Corp. Ltd., Class A	500	27,845
Domtar Corp.(1)	400	25,832
Eldorado Gold Corp.	1,100	20,334
Empire Co., Ltd., Class A*	800	42,811
EnCana Corp.	700	21,152
Finning International, Inc.	900	20,923
Genworth MI Canada, Inc.	800	19,936
Gran Tierra Energy, Inc.*	7,300	56,334
Onex Corp.	800	22,478
Open Text Corp.*	500	23,593
Petrominerales Ltd.	900	21,824
Potash Corp of Saskatchewan, Inc.	150	21,502
Saputo, Inc.	700	23,893
Sino-Forest Corp.*	800	13,327
Teck Resources Ltd., Class B	700	28,792
TMX Group, Inc.	800	24,593
Valeant Pharmaceuticals International, Inc.	712	17,844
Yamana Gold, Inc.	2,000	22,801
Yellow Pages Income Fund	4,200	22,614
Total Canada common stocks		634,510

Cayman Islands—0.27%
Fufeng Group Ltd.	38,000	26,986
Glorious Property Holdings Ltd.	77,000	22,032
Kingboard Laminates Holdings Ltd.	20,500	20,820
Total Cayman Islands common stocks		69,838

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Chile—0.11%
Sociedad Quimica y Minera de Chile SA ADR	600	$28,944

China—4.96%
Agricultural Bank of China Ltd., H Shares*	69,000	35,750
Air China Ltd., H Shares*	22,000	30,396
Anta Sports Products Ltd.	13,000	30,126
ASM Pacific Technology	3,100	27,648
Baidu, Inc. ADR*(1)	300	30,786
Cathay Pacific Airways Ltd.	21,000	56,974
Cheung Kong Holdings Ltd.	2,000	30,314
Cheung Kong Infrastructure Holdings Ltd.	10,000	39,697
China Merchants Holdings International Co., Ltd.	6,000	21,807
China National Building Material Co., Ltd., H Shares	10,000	23,431
China Resources Enterprise Ltd.	4,000	18,121
China Unicom Hong Kong Ltd.	14,000	20,498
China Wireless Technologies Ltd.	60,000	27,917
China Yurun Food Group Ltd.	13,000	48,255
CLP Holdings Ltd.	3,500	27,945
CNOOC Ltd. ADR(1)	100	19,430
Dongfang Electric Corp. Ltd., H Shares	5,000	23,489
Dongfeng Motor Group Co., Ltd., H Shares	14,000	28,654
First Pacific Co., Ltd.	26,000	23,625
Focus Media Holding Ltd. ADR*(1)	1,100	26,730
Galaxy Entertainment Group Ltd.*	39,000	34,884
Great Eagle Holdings Ltd.	9,000	27,491
Guangdong Investment Ltd.	40,000	20,880
Hongkong Electric Holdings Ltd.	6,000	36,462
Jiangsu Expressway Co., Ltd., H Shares	26,000	27,244
Johnson Electric Holdings Ltd.	43,500	22,987
Link	8,500	25,197
Longfor Properties Co., Ltd.	17,500	19,826
PCCW Ltd.	78,000	28,249
PICC Property & Casualty Co., Ltd., H Shares*	20,000	27,066
Renhe Commercial Holdings Co., Ltd.	112,000	20,931
SA SA International Holdings Ltd.	28,000	22,338
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares*	8,000	22,787
Shui On Land Ltd.	46,000	22,529
Shun Tak Holdings Ltd.	36,000	23,107
Sichuan Expressway Co., Ltd., H Shares	30,000	20,106
Sina Corp.*	500	25,290
Skyworth Digital Holdings Ltd.	36,000	25,102
Soho China Ltd.	35,000	24,855
Swire Pacific Ltd.	1,500	20,667
Television Broadcasts Ltd.	5,000	28,548
Trina Solar Ltd. ADR*	900	27,162
Want Want China Holdings Ltd.	24,000	22,271
Weichai Power Co., Ltd., H Shares	5,000	52,843
Wheelock & Co., Ltd	7,000	23,412
ZTE Corp., H Shares	7,200	28,674
Total China common stocks		1,272,501

Colombia—0.08%
Ecopetrol SA ADR(1)	500	20,875

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Denmark—1.24%
Carlsberg A/S, Class B	466	$48,588
Coloplast A/S, Class B	209	24,984
FLSmidth & Co. A/S	311	22,722
H Lundbeck A/S	1,358	23,984
Jyske Bank A/S*	4,301	167,735
Novo Nordisk A/S, Class B	296	29,374
Total Denmark common stocks		317,387

Finland—0.47%
Metso Oyj	536	24,566
Nokia Oyj	9,525	95,699
Total Finland common stocks		120,265

France—1.76%
BNP Paribas	286	20,340
Casino Guichard Perrachon SA	235	21,515
CNP Assurances	1,910	35,477
Etablissements Maurel et Prom	2,366	32,545
France Telecom SA	1,415	30,574
GDF Suez	704	25,202
Hermes International NPV	650	148,424
Lafarge SA	478	27,369
Metropole Television SA	1,157	27,208
PPR	214	34,643
Publicis Groupe SA	520	24,698
Vivendi	874	23,889
Total France common stocks		451,884

Germany—3.54%
Adidas AG	476	29,467
Allianz SE	172	19,438
BASF SE	375	23,646
Bayerische Motoren Werke AG	364	25,526
Continental AG*	402	31,243
Deutsche Lufthansa AG*	1,231	22,630
Deutsche Post AG	6,973	126,477
E.ON AG	756	22,292
Henkel AG & Co KGaA	4,538	205,482
Kloeckner & Co. SE*	7,041	158,426
Merck KGAA	242	20,329
Muenchener Rueckversicherungs-Gesellschaft AG	175	24,239
Symrise AG	1,011	28,096
TUI AG NPV*	2,678	32,766
Vossloh AG NPV	1,315	139,990
Total Germany common stocks		910,047

Ireland—0.56%
Covidien PLC(1)	2,100	84,399
CRH PLC	407	6,680
Seagate Technology PLC*(1)	4,400	51,832
Total Ireland common stocks		142,911

Isle of Man—0.35%
Playtech Ltd.	13,187	89,905

Italy—1.17%
Banca Popolare di Milano Scarl	4,432	21,147
Enel SpA	4,694	25,020
ENI SpA	5,126	110,620
Finmeccanica SpA	2,046	24,308
Intesa Sanpaolo SpA	8,208	26,659
Mediaset SpA	3,205	22,720
Parmalat SpA	11,756	30,162

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Italy—(concluded)
Tod’s SpA	368	$34,937
Union Gruppo Finanziario SpA	7,908	5,751
Total Italy common stocks		301,324

Japan—6.88%
Air Water, Inc.	2,000	23,766
Aisin Seiki Co., Ltd.	1,000	31,193
Ajinomoto Co., Inc.	2,000	19,574
Asahi Breweries Ltd.	1,400	28,007
Asahi Glass Co., Ltd.	2,000	20,388
Bridgestone Corp.	1,300	23,686
Canon, Inc.	500	23,329
Chubu Electric Power Co., Inc.	900	22,241
Daicel Chemical Industries Ltd.	4,000	26,929
Daihatsu Motor Co., Ltd.	2,000	26,761
Dentsu, Inc.	800	18,534
Eisai Co., Ltd.	600	20,980
Fuji Heavy Industries Ltd.	4,000	25,491
Fujitsu Ltd.	4,000	28,079
Fukuyama Transporting Co., Ltd.	4,000	20,604
Hitachi Ltd.	5,000	21,861
Hitachi Metals Ltd.	2,000	23,551
Honda Motor Co., Ltd.	800	28,395
Idemitsu Kosan Co., Ltd.	300	25,731
Isuzu Motors Ltd.	6,000	23,143
ITOCHU Corp.	2,200	20,134
Japan Retail Fund Investment Corp.	14	19,705
Jupiter Telecommunications Co., Ltd.	27	29,109
JX Holdings, Inc.	3,900	22,611
Kao Corp.	800	19,492
Kawasaki Heavy Industries Ltd.	8,000	22,712
Kinden Corp.	3,000	27,096
Komatsu Ltd.	1,000	23,215
Kuraray Co., Ltd.	2,500	31,564
Kyocera Corp.	200	18,903
Lawson, Inc.	800	36,655
Maruichi Steel Tube Ltd.	1,000	19,166
Medipal Holdings Corp.	1,700	21,606
MEIJI Holdings Co., Ltd.	600	28,246
Minebea Co., Ltd.	5,000	25,755
Mitsubishi Electric Corp.	3,000	25,802
Mitsubishi UFJ Financial Group, Inc.	4,400	20,503
Mitsubishi UFJ Lease & Finance Co., Ltd.	590	20,743
Mitsui & Co., Ltd.	1,600	23,804
Mitsui Fudosan Co., Ltd.	1,000	16,866
Mitsui Mining & Smelting Co., Ltd.	9,000	25,767
Murata Manufacturing Co., Ltd.	400	21,083
NGK Spark Plug Co., Ltd.	2,000	26,761
Nidec Corp.	200	17,777
Nippon Building Fund, Inc.	2	17,513
Nippon Electric Glass Co., Ltd.	2,000	27,264
Nippon Meat Packers, Inc.	2,000	24,485
Nippon Shokubai Co., Ltd.	2,000	17,393
Nishi-Nippon City Bank Ltd.	7,000	20,041
Nissan Chemical Industries Ltd.	2,000	22,544
Nisshin Steel Co., Ltd.	15,000	26,773
Nitto Denko Corp.	600	23,467
NKSJ Holdings, Inc.*	3,000	18,831
NOK Corp.	1,400	24,367
NSK Ltd.	4,000	27,120
NTT Data Corp.	6	18,967

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Japan—(concluded)
Oriental Land Co., Ltd.	300	$27,959
Sapporo Hokuyo Holdings, Inc.	5,400	24,969
Sega Sammy Holdings, Inc.	1,800	27,513
Seiko Epson Corp.	1,600	24,245
Sony Corp.	800	24,734
Sumitomo Corp.	1,700	21,912
Sumitomo Electric Industries Ltd.	2,200	26,828
Sumitomo Metal Mining Co., Ltd.	2,000	30,546
Sumitomo Rubber Industries Ltd.	2,100	20,502
Sumitomo Trust & Banking Co., Ltd.	5,000	25,036
Sysmex Corp.	400	27,743
T&D Holdings, Inc.	1,000	20,843
Taisei Corp.	10,000	20,604
TDK Corp.	400	22,305
THK Co., Ltd.	1,300	24,356
Tokio Marine Holdings, Inc.	700	18,884
Tosoh Corp.	7,000	18,867
Yamada Denki Co., Ltd.	280	17,374
Yamazaki Baking Co., Ltd.	2,000	24,389
Total Japan common stocks		1,765,692

Jersey (Channel Islands)—0.67%
Atrium European Real Estate Ltd.	5,649	31,389
Experian PLC	12,941	140,880
Total Jersey (Channel Islands) common stocks		172,269

Luxembourg—0.12%
ArcelorMittal	910	29,972

Mexico—0.11%
Fresnillo PLC	1,466	28,603

Netherlands—3.02%
Aegon NV*	5,394	32,318
Core Laboratories NV(1)	322	28,349
Heineken NV	3,625	187,985
Koninklijke Philips Electronics NV	909	28,570
Reed Elsevier NV	11,607	146,365
TNT NV	7,340	197,223
Unilever NV CVA	5,163	154,318
Total Netherlands common stocks		775,128

Norway—0.42%
Cermaq ASA*	2,449	27,171
DnB NOR ASA	1,688	22,976
Petroleum Geo-Services ASA*	2,559	29,175
StatoilHydro ASA	1,369	28,562
Total Norway common stocks		107,884

Portugal—0.09%
Banco Espirito Santo SA	4,745	21,961

Russia—0.11%
United Co. RUSAL PLC*	24,000	28,303

Singapore—0.97%
Genting Singapore PLC*	48,000	67,888
Golden Agri-Resources Ltd.	50,000	21,671
Jardine Cycle & Carriage Ltd.	1,000	29,884
Olam International Ltd.	11,000	27,268
SATS Ltd.	11,000	23,838
SembCorp Marine Ltd.	10,000	29,884
Singapore Airlines Ltd.	2,000	24,819
UOL Group Ltd.	7,000	24,644
Total Singapore common stocks		249,896

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Spain—0.50%
Banco Popular Espanol SA	3,241	$20,545
Criteria Caixacorp SA	4,255	22,350
Fomento de Construcciones y Contratas SA	1,154	31,904
GAS Natural SDG SA	1,527	22,763
Repsol YPF SA	1,158	29,828
Total Spain common stocks		127,390

Sweden—1.57%
Assa Abloy AB, Class B	6,581	165,981
Atlas Copco AB, Class B	1,615	28,417
Autoliv, Inc.(1)	400	26,132
Millicom International Cellular SA	247	23,563
Scania AB, Class B	1,400	30,906
Skanska AB, Class B	1,296	23,746
Svenska Cellulosa AB, Class B	1,746	26,551
SwedBank AB*	1,764	24,456
Tele2 AB, Class B	1,103	23,155
Volvo AB, Class B*	2,062	30,286
Total Sweden common stocks		403,193

Switzerland—2.14%
Ferrexpo PLC	4,228	20,477
GAM Holding AG*	1,542	23,381
Givaudan SA	222	226,823
Nestle SA	3,265	173,941
Novartis AG	407	23,339
Panalpina Welttransport Holding AG*	272	29,895
Sulzer AG	172	19,954
Transocean Ltd.*	500	32,145
Total Switzerland common stocks		549,955

United Kingdom—8.11%
AstraZeneca PLC	518	26,312
Babcock International Group	2,492	22,314
Balfour Beatty PLC	5,555	23,343
British American Tobacco PLC	436	16,263
British Land Co. PLC	32	234
CRH PLC	3,942	64,595
Ensco International PLC ADR(1)	600	26,838
Firstgroup PLC	24,020	136,895
Halma PLC	37,596	186,924
Home Retail Group PLC	29,821	96,502
Intercontinental Hotels Group PLC	1,269	22,646
International Power PLC	7,904	48,176
Investec PLC	3,781	30,203
Jardine Lloyd Thompson Group PLC	18,475	167,604
Kazakhmys	1,406	32,070
Kingfisher PLC	4,951	18,215
Land Securities Group PLC	2,390	24,047
Legal & General Group	14,191	23,073
Marks & Spencer Group PLC	4,517	27,539
Meggitt PLC	4,935	22,963
Pearson PLC	2,428	37,588
Premier Oil PLC*	806	20,942
Reckitt Benckiser Group PLC	4,797	263,822
Sage Group PLC	41,104	178,408
Scottish & Southern Energy PLC	1,176	20,654
Soco International PLC*	3,170	21,413
Stagecoach Group PLC	55,087	157,669
TUI Travel PLC	17,982	60,564
Vedanta Resources PLC	651	22,140
Vodafone Group PLC	59,037	145,696

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United Kingdom—(concluded)
Weir Group PLC	1,039	$23,226
William Hill PLC	34,091	88,899
WPP PLC	2,239	24,779
Total United Kingdom common stocks		2,082,556

United States—45.73%
Aaron’s, Inc.	1,750	32,288
ACE Ltd.(1)	1,400	81,550
Activision Blizzard, Inc.(1)	1,800	19,476
Adobe Systems, Inc.*(1)	2,800	73,220
Advance Auto Parts, Inc.(1)	500	29,340
Aeropostale, Inc.*(1)	900	20,925
Aflac, Inc.(1)	1,100	56,881
Airgas, Inc.	450	30,578
Alexandria Real Estate Equities, Inc.(1)	300	21,000
Alexion Pharmaceuticals, Inc.*(1)	400	25,744
Allergan, Inc.(1)	1,900	126,407
Amazon.com, Inc.*(1)	200	31,412
Ameren Corp.(1)	800	22,720
American Capital Ltd.*(1)	3,900	22,659
American Electric Power Co., Inc.(1)	3,700	134,051
American Express Co.	750	31,523
American Tower Corp., Class A*(1)	500	25,630
Ameriprise Financial, Inc.(1)	600	28,398
Amylin Pharmaceuticals, Inc.*(1)	2,600	54,210
Anadarko Petroleum Corp.(1)	800	45,640
Annaly Capital Management, Inc.(1)	3,100	54,560
AON Corp.	800	31,288
Apache Corp.(1)	300	29,328
Apartment Investment & Management Co., Class A(1)	900	19,242
Apollo Group, Inc., Class A*(1)	400	20,540
Apple, Inc.*(1)	820	232,675
Arch Coal, Inc.(1)	1,400	37,394
Archer-Daniels-Midland Co. NPV(1)	700	22,344
Arrow Electronics, Inc.*(1)	1,300	34,749
Assured Guaranty Ltd.(1)	1,200	20,532
Autodesk, Inc.*(1)	3,000	95,910
Autonation Inc*	1,300	30,225
Avery Dennison Corp.(1)	600	22,272
Avon Products, Inc.(1)	5,000	160,550
Baker Hughes, Inc.(1)	1,300	55,380
Ball Corp.(1)	100	5,885
Bank of New York Mellon Corp.(1)	2,200	57,486
Baxter International, Inc.(1)	600	28,626
Becton Dickinson & Co.(1)	400	29,640
Bill Barrett Corp.(1)	700	25,200
Biogen Idec, Inc.*(1)	400	22,448
BorgWarner, Inc.*(1)	1,400	73,668
Boston Scientific Corp.*(1)	2,500	15,325
Brinker International, Inc.(1)	1,400	26,404
Broadcom Corp., Class A(1)	3,600	127,404
Brown-Forman Corp., Class B	500	30,820
Bruker Corp.*(1)	2,000	28,060
Bucyrus International, Inc.(1)	207	14,356
Cablevision Systems Corp., Class A(1)	700	18,333
CareFusion Corp.*(1)	500	12,420
Carnival Corp.(1)	1,200	45,852
Caterpillar, Inc.(1)	400	31,472
CBL & Associates Properties, Inc.(1)	1,600	20,896
CBS Corp., Class B(1)	2,000	31,720
Cedar Shopping Centers, Inc.	5,150	31,312

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Celanese Corp., Series A(1)	800	$25,680
Central Garden & Pet Co., Class A*	3,150	32,634
Cephalon, Inc.*(1)	400	24,976
Cerner Corp*(1)	300	25,197
Chesapeake Energy Corp.(1)	1,000	22,650
China Petroleum & Chemical Corp. ADR(1)	300	26,484
Cimarex Energy Co.(1)	300	19,854
Citrix Systems, Inc.*(1)	600	40,944
City National Corp.(1)	700	37,149
Cliffs Natural Resources, Inc.(1)	500	31,960
Clorox Co.(1)	300	20,028
CMS Energy Corp(1)	1,500	27,030
Coach, Inc.(1)	600	25,776
Coca-Cola Co.(1)	300	17,556
Coca-Cola Femsa SAB de CV ADR(1)	300	23,466
Comcast Corp., Class A(1)	3,300	59,664
Complete Production Services, Inc.*(1)	1,200	24,540
ConocoPhillips(1)	500	28,715
Constellation Brands, Inc., Class A*(1)	6,100	107,909
Corn Products International, Inc.(1)	600	22,500
Corning, Inc.(1)	1,300	23,764
Corvel Corp.*	750	31,838
Crown Holdings, Inc.*(1)	1,700	48,722
Cubist Pharmaceuticals, Inc.*(1)	1,300	30,407
Cullen/Frost Bankers, Inc.(1)	400	21,548
Cummins, Inc.(1)	300	27,174
Cytec Industries, Inc.(1)	400	22,552
Danaher Corp.(1)	3,300	134,013
Deckers Outdoor Corp.*(1)	400	19,984
Dendreon Corp.*(1)	600	24,708
DeVry, Inc.(1)	600	29,526
DIRECTV, Class A*(1)	500	20,815
Discover Financial Services(1)	3,900	65,052
Dolby Laboratories, Inc., Class A*(1)	900	51,129
Dover Corp.(1)	1,700	88,757
Dow Chemical Co.(1)	500	13,730
Dresser-Rand Group, Inc.*(1)	600	22,134
DST Systems, Inc.(1)	600	26,904
DTE Energy Co.(1)	500	22,965
Eastman Chemical Co.(1)	400	29,600
Edwards Lifesciences Corp.*(1)	300	20,115
EI Du Pont de Nemours & Co.(1)	500	22,310
Electro Scientific Industries, Inc.*	2,750	30,552
Endo Pharmaceuticals Holdings, Inc.*(1)	1,000	33,240
Energen Corp.(1)	700	32,004
EOG Resources, Inc.(1)	530	49,274
Exelon Corp.(1)	4,900	208,642
F5 Networks, Inc.*(1)	300	31,143
FedEx Corp.(1)	2,300	196,650
Fidelity National Information Services, Inc.(1)	2,700	73,251
Fifth Third Bancorp(1)	1,600	19,248
First Solar, Inc.*(1)	360	53,046
FirstEnergy Corp.(1)	3,000	115,620
FMC Corp.(1)	300	20,523
Ford Motor Co.*(1)	1,800	22,032
Forest Laboratories, Inc.*(1)	700	21,651
Forest Oil Corp.*(1)	900	26,730
Fortune Brands, Inc.(1)	2,700	132,921
Fossil, Inc.*(1)	400	21,516
Franklin Resources, Inc.(1)	300	32,070

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Freeport-McMoRan Copper & Gold, Inc.(1)	400	$34,156
Gafisa SA ADR(1)	1,600	24,784
GameStop Corp., Class A*(1)	1,700	33,507
Gannett Co., Inc.(1)	1,500	18,345
Gap, Inc.(1)	1,600	29,824
General Dynamics Corp.(1)	2,000	125,620
Genzyme Corp.*(1)	1,000	70,790
Gilead Sciences, Inc.*(1)	300	10,683
Goldman Sachs Group, Inc.(1)	360	52,049
Google, Inc., Class A*(1)	97	51,002
Greif, Inc., Class A	500	29,420
Halliburton Co.	1,000	33,070
Hansen Natural Corp.*	500	23,310
Hartford Financial Services Group, Inc.	1,300	29,835
Health Management Associates, Inc., Class A*	3,100	23,746
Health Net, Inc.*	800	21,752
Hess Corp.(1)	900	53,208
Hewlett-Packard Co.(1)	2,000	84,140
Home Depot, Inc.(1)	3,200	101,376
Hormell Foods Corp.	600	26,760
Hubbell, Inc., Class B	400	20,300
Humana, Inc.*	500	25,120
Illinois Tool Works, Inc.(1)	4,400	206,888
Integrys Energy Group, Inc.	600	31,236
International Business Machines Corp.	340	45,608
International Paper Co.	1,100	23,925
Interpublic Group of Cos., Inc.*(1)	9,000	90,270
Intersil Corp., Class A(1)	6,400	74,816
Intuit, Inc.*(1)	3,050	133,620
Intuitive Surgical, Inc.*	90	25,536
J. Crew Group, Inc.*	800	26,896
Jacobs Engineering Group, Inc.*	600	23,220
JB Hunt Transport Services, Inc.(1)	1,000	34,700
Johnson & Johnson(1)	700	43,372
Jones Apparel Group, Inc.	1,100	21,604
JPMorgan Chase & Co.(1)	1,000	38,070
KBR, Inc.	900	22,176
Kimberly-Clark Corp.	300	19,515
KLA-Tencor Corp.(1)	1,600	56,368
Kroger Co.(1)	4,500	97,470
LaBranche & Co., Inc.*	7,800	30,420
Landry’s Restaurants, Inc.*	1,250	30,612
Las Vegas Sands Corp.*	2,000	69,700
Legg Mason, Inc.	1,000	30,310
Leggett & Platt, Inc.	1,400	31,864
Lexmark International, Inc., Class A*	500	22,310
Liberty Global, Inc., Class A*	700	21,567
Loews Corp.(1)	800	30,320
Lowe’s Cos., Inc.	2,400	53,496
Lubrizol Corp.	200	21,194
Macy’s, Inc.	1,000	23,090
Marvell Technology Group Ltd.*(1)	4,700	82,297
McKesson Corp.(1)	600	37,068
MDU Resources Group, Inc.(1)	3,600	71,820
Mead Johnson Nutrition Co.(1)	400	22,764
Medco Health Solutions, Inc.*(1)	2,300	119,738
Medtronic, Inc.(1)	800	26,864
MEMC Electronic Materials, Inc.*(1)	1,200	14,304
Merck & Co., Inc.(1)	1,300	47,853
Microchip Technology, Inc.	800	25,160
Microsoft Corp.(1)	4,200	102,858

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Molson Coors Brewing Co., Class B(1)	900	$42,498
Molycorp, Inc.*	900	25,461
Monsanto Co.(1)	600	28,758
Mosaic Co.	400	23,504
Murphy Oil Corp.	500	30,960
Nalco Holding Co.	900	22,689
Nasdaq OMX Group, Inc.*	1,000	19,430
National Oilwell Varco, Inc.	700	31,129
National Semiconductor Corp.(1)	2,500	31,925
NetApp, Inc.*	600	29,874
NetFlix, Inc.*	120	19,459
New York Times Co., Class A*	2,600	20,124
Newell Rubbermaid, Inc.	3,000	53,430
NewMarket Corp.	300	34,104
News Corp., Class B	1,400	21,084
Nicor, Inc.	500	22,910
NII Holdings, Inc.*	500	20,550
Noble Corp.(1)	1,600	54,064
Northrop Grumman Corp.(1)	2,100	127,323
NRG Energy, Inc.*	1,300	27,066
Oil States International, Inc.*	500	23,275
Omnicom Group, Inc.(1)	1,000	39,480
Oplink Communications, Inc.*	1,600	31,744
PACCAR, Inc.(1)	2,300	110,745
Pall Corp.(1)	1,600	66,624
Parexel International Corp.*	900	20,817
Parker Hannifin Corp.	300	21,018
Peabody Energy Corp.(1)	1,400	68,614
PepsiCo, Inc.(1)	1,350	89,694
Perrigo Co.	300	19,266
Pfizer, Inc.(1)	3,500	60,095
Philip Morris International, Inc.(1)	1,300	72,826
PNC Financial Services Group, Inc.	400	20,764
Polaris Industries, Inc.	400	26,040
Priceline.com, Inc.*	75	26,126
Principal Financial Group, Inc.(1)	2,100	54,432
Procter & Gamble Co.(1)	700	41,979
Protective Life Corp.	1,300	28,288
Prudential Financial, Inc.	500	27,090
QUALCOMM, Inc.(1)	1,000	45,120
Questar Corp.	1,200	21,036
Radian Group, Inc.	2,800	21,896
Rayonier, Inc.	600	30,072
Regions Financial Corp.	2,900	21,083
Riverbed Technology, Inc.*	1,200	54,696
Rockwell Automation, Inc.	400	24,692
Rockwood Holdings, Inc.*	700	22,029
Royal Caribbean Cruises Ltd.*	1,000	31,530
RR Donnelley & Sons Co.	1,200	20,352
Ryder System, Inc.(1)	2,200	94,094
SanDisk Corp.*	600	21,990
Sealed Air Corp.	1,000	22,480
Sempra Energy(1)	1,500	80,700
Silgan Holdings, Inc.	700	22,190
SL Green Realty Corp.	300	18,999
Southwest Airlines Co.(1)	7,500	98,025
Sprint Nextel Corp.*(1)	9,100	42,133
Starbucks Corp.	1,000	25,580
State Street Corp.	600	22,596
Sunoco, Inc.(1)	1,600	58,400
Symantec Corp.*(1)	3,200	48,544
Target Corp.(1)	1,300	69,472

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(concluded)
Teradata Corp.*	900	$34,704
Teradyne, Inc.*	2,100	23,394
Texas Instruments, Inc.(1)	1,500	40,710
Textron, Inc.	1,500	30,840
TIBCO Software, Inc.*	1,400	24,836
Tiffany & Co.	500	23,495
Time Warner, Inc.(1)	1,200	36,780
Timken Co.	700	26,852
TJX Cos., Inc.	500	22,315
Tollgrade Communications, Inc.*	4,200	30,786
Tootsie Roll Industries, Inc.	1,250	31,100
Total System Services, Inc.	2,050	31,242
Travelers Cos., Inc.	400	20,840
TRW Automotive Holdings Corp.*	600	24,936
Tupperware Brands Corp.(1)	900	41,184
Tyson Foods, Inc., Class A	1,600	25,632
Ultra Petroleum Corp.*(1)	4,200	176,316
Union Pacific Corp.	500	40,900
United Continental Holdings, Inc.*	1,900	44,897
United Parcel Service, Inc., Class B	600	40,014
United States Steel Corp.	800	35,072
UnitedHealth Group, Inc.(1)	600	21,066
Varian Medical Systems, Inc.*	400	24,200
Ventas, Inc.	400	20,628
VF Corp.	300	24,306
Viacom, Inc., Class B(1)	1,500	54,285
Visa, Inc., Class A(1)	300	22,278
VMware, Inc., Class A*	600	50,964
Walgreen Co.	1,000	33,500
Walter Energy, Inc.	200	16,258
Watsco, Inc.	1,100	61,248
WellPoint, Inc.*(1)	800	45,312
Wells Fargo & Co.(1)	2,800	70,364
Whirlpool Corp.(1)	300	24,288
Whiting Petroleum Corp.*	400	38,204
Whole Foods Market, Inc.*	850	31,544
Williams-Sonoma, Inc.	800	25,360
Wynn Resorts Ltd.	300	26,031
Xilinx, Inc.	700	18,627
Total United States common stocks		11,742,512
Total common stocks (cost $20,721,678)		22,877,388

Preferred stocks —0.43%
Germany—0.35%
Fresenius SE, Preference shares	387	31,254
Henkel AG & Co KGaA, Preference shares	528	28,360
Volkswagen AG, Preference shares	249	30,051
Total Germany preferred stocks		89,665

Italy—0.08%
Telecom Italia SpA	17,168	19,344
Total preferred stocks (cost $92,311)		109,009

Investment companies—6.33%
iShares Russell 1000 Index Fund	1,000	63,150
iShares Russell 2000 Index Fund	8,500	573,495

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Investment companies—6.33%
iShares S&P SmallCap 600 Index Fund	13,500	$797,715
iShares S&P/TSX 60 Index Fund	1,800	31,385
Source Markets MDax Source	1,644	93,816
SPDR S&P MidCap 400 ETF Trust	450	65,515
Total investment companies (cost $1,600,769)		1,625,076

Short-term investment—15.65%
Investment company—15.65%
UBS Cash Management Prime Relationship Fund(2) (cost $4,018,355)	4,018,355	4,018,355

Total investments before investments sold short—111.51% (cost $26,433,113)		28,629,828

Investments sold short—(94.76)%
Common stocks—(94.51)%
Belgium—(0.13)%
Anheuser-Busch InBev NV	(547)	(32,177)

Bermuda—(0.63)%
Central European Media Enterprises Ltd., Class A	(1,200)	(29,940)
China Foods Ltd.	(34,000)	(29,491)
Genpact Ltd.	(1,400)	(24,822)
Orient-Express Hotels Ltd., Class A	(2,600)	(28,990)
Ports Design Ltd.	(8,000)	(22,117)
White Mountains Insurance Group Ltd.	(85)	(26,219)
Total Bermuda common stocks		(161,579)

Brazil—(0.20)%
Petroleo Brasileiro SA ADR	(700)	(25,389)
Vale SA ADR	(800)	(25,016)
Total Brazil common stocks		(50,405)

Canada—(2.85)%
Barrick Gold Corp.	(600)	(27,729)
Brookfield Asset Management, Inc., Class A	(700)	(19,771)
Cenovus Energy, Inc.	(900)	(25,883)
Crescent Point Energy Corp.	(600)	(22,107)
Enbridge, Inc.	(400)	(20,951)
Ensign Energy Services, Inc.	(1,800)	(22,095)
Great-West Lifeco, Inc.	(800)	(19,796)
Groupe Aeroplan, Inc.	(2,000)	(24,570)
Husky Energy, Inc.	(1,200)	(29,181)
Imperial Oil Ltd.	(700)	(26,526)
Intact Financial Corp.	(500)	(22,164)
InterOil Corp.	(300)	(20,532)
Ivanhoe Mines Ltd.	(1,400)	(32,847)
Manitoba Telecom Services, Inc.	(700)	(19,199)
Methanex Corp.	(1,100)	(26,963)
Niko Resources Ltd.	(200)	(19,683)
Power Financial Corp.	(900)	(25,454)
Progress Energy Resources Corp.	(2,800)	(31,758)
Ritchie Bros Auctioneers, Inc.	(1,300)	(26,887)
Royal Bank of Canada	(600)	(31,251)
Shoppers Drug Mart Corp.	(800)	(31,093)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Canada—(concluded)
SNC-Lavalin Group, Inc.	(600)	$(30,674)
Sun Life Financial, Inc.	(700)	(18,315)
Suncor Energy, Inc.	(900)	(29,303)
Tim Hortons, Inc.	(600)	(21,846)
TransAlta Corp.	(1,400)	(29,881)
TransCanada Corp.	(500)	(18,549)
Valeant Pharmaceuticals International, Inc.	(1,100)	(27,743)
Viterra, Inc.	(3,300)	(28,802)
Total Canada common stocks		(731,553)

China—(3.67)%
Aluminum Corp of China Ltd., H Shares	(26,000)	(24,529)
Bank of Communications Co., Ltd., H Shares	(20,000)	(21,627)
Changyou.com Ltd. ADR	(800)	(22,000)
China Citic Bank Corp. Ltd., H Shares	(33,000)	(21,053)
China Coal Energy Co., H Shares	(16,000)	(26,478)
China Communications Services Corp. Ltd., H Shares	(38,000)	(22,529)
China Dongxiang Group Co.	(46,000)	(26,442)
China High Speed Transmission Equipment Group Co., Ltd.	(9,000)	(19,534)
China Life Insurance Co., Ltd., H Shares	(5,000)	(19,752)
China Mengniu Dairy Co., Ltd.	(8,000)	(24,746)
China National Materials Co., Ltd.	(27,000)	(22,480)
China Railway Construction Corp. Ltd., H Shares	(15,000)	(20,183)
China Resources Power Holdings Co., Ltd.	(10,000)	(21,498)
China Shipping Development Co., Ltd., H Shares	(14,000)	(19,271)
Datang International Power Generation Co., Ltd., H Shares	(58,000)	(24,220)
Esprit Holdings Ltd.	(8,300)	(45,036)
Foxconn International Holdings Ltd.	(31,000)	(22,774)
Fushan International Energy Group Ltd.	(36,000)	(24,406)
Geely Automobile Holdings Ltd.	(55,000)	(27,292)
GOME Electrical Appliances Holdings Ltd.	(74,000)	(22,318)
Hidili Industry International Development Ltd.	(31,000)	(30,445)
Hong Kong & China Gas Co., Ltd.	(32,000)	(81,002)
Hong Kong Exchanges & Clearing Ltd.	(1,300)	(25,602)
Li Ning Co., Ltd.	(6,500)	(19,729)
Melco Crown Entertainment Ltd. ADR	(4,500)	(22,905)
Mindray Medical International Ltd. ADR	(800)	(23,656)
Parkson Retail Group Ltd.	(15,500)	(26,969)
Peak Sport Products Co., Ltd.	(31,000)	(22,774)
Sino Land Co., Ltd.	(14,000)	(28,978)
Sino-Ocean Land Holdings Ltd.	(39,500)	(27,440)
Sinopharm Group Co., H Shares	(6,000)	(24,785)
Stella International Holdings Ltd.	(8,500)	(16,674)
Suntech Power Holdings Co., Ltd. ADR	(3,500)	(33,740)
Tsingtao Brewery Co., Ltd., H Shares	(4,000)	(23,045)
WingHang Bank Ltd.	(2,000)	(23,986)
Yingli Green Energy Holding Co., Ltd. ADR	(2,300)	(31,832)
Total China common stocks		(941,730)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Denmark—(1.29)%
Danisco A/S	(256)	$(22,829)
DSV A/S	(12,547)	(256,136)
Tryg AS	(441)	(26,516)
Vestas Wind Systems A/S	(701)	(26,415)
Total Denmark common stocks		(331,896)

Finland—(2.71)%
Elisa Oyj	(1,078)	(24,762)
Kesko Oyj, Class B	(2,896)	(135,889)
Orion Oyj, Class B	(1,172)	(23,407)
Outokumpu Oyj	(9,255)	(183,828)
Rautaruukki Oyj NPV	(1,541)	(31,848)
Sampo Oyj, Class A	(771)	(20,822)
Stora Enso Oyj, Class R	(2,473)	(24,442)
Wartsila Oyj	(3,853)	(251,442)
Total Finland common stocks		(696,440)

France—(2.64)%
Air France-KLM	(2,120)	(32,513)
Alcatel-Lucent	(8,900)	(29,968)
Carrefour SA	(437)	(23,481)
Cie de Saint-Gobain	(1,728)	(76,866)
EDF SA	(548)	(23,637)
Eiffage SA	(455)	(21,635)
Eramet	(80)	(23,639)
GDF Suez	(2,138)	(76,538)
Ipsen SA	(594)	(19,689)
JCDecaux SA	(7,856)	(207,393)
Klepierre	(645)	(24,875)
Neopost SA	(295)	(21,954)
PagesJaunes Groupe	(2,164)	(22,659)
Pernod-Ricard SA	(284)	(23,714)
Technip SA	(280)	(22,517)
Thales SA	(699)	(25,548)
Total France common stocks		(676,626)

Germany—(4.49)%
Bayer AG	(470)	(32,773)
Bayerische Motoren Werke AG	(496)	(34,782)
Celesio AG	(805)	(17,515)
Commerzbank AG	(3,142)	(26,043)
Deutsche Boerse AG	(472)	(31,494)
Deutsche Postbank AG	(839)	(28,554)
E.ON AG	(2,650)	(78,141)
Fraport AG Frankfurt Airport Services Worldwide	(515)	(31,319)
GEA Group AG	(952)	(23,796)
Hamburger Hafen und Logistik AG	(612)	(23,820)
HeidelbergCement AG	(544)	(26,216)
K&S AG NPV	(776)	(46,457)
Linde AG	(1,195)	(155,545)
MAN SE	(240)	(26,161)
RWE AG	(329)	(22,224)
SGL Carbon SE NPV	(660)	(22,867)
Suedzucker AG	(9,818)	(219,571)
ThyssenKrupp AG	(1,029)	(33,554)
Wacker Chemie AG	(1,474)	(271,976)
Total Germany common stocks		(1,152,808)

Ireland—(0.11)%
Ingersoll-Rand PLC	(800)	(28,568)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Italy—(1.11)%
Assicurazioni Generali SpA	(1,657)	$(33,364)
Banco Popolare SC	(3,941)	(23,586)
Bulgari SpA	(3,870)	(35,031)
Flat SpA	(2,148)	(33,148)
Luxottica Group SpA	(1,106)	(30,246)
Mediolanum SpA	(5,341)	(23,755)
Pirelli & Co SpA NPV	(4,517)	(36,762)
Saipem SpA	(551)	(22,069)
Saras Raffinerie Sarde SpA	(14,648)	(28,875)
Terna-Rete Elettrica Nazionale SpA	(4,258)	(18,096)
Total Italy common stocks		(284,932)

Japan—(7.30)%
Aeon Mall Co., Ltd.	(900)	(21,875)
Alfresa Holdings Corp.	(500)	(21,322)
Benesse Holdings, Inc.	(500)	(24,078)
Canon Marketing Japan, Inc.	(2,100)	(28,904)
Chugai Pharmaceutical Co., Ltd.	(1,600)	(29,401)
Chugoku Electric Power Co., Inc.	(900)	(17,756)
Credit Saison Co., Ltd.	(1,700)	(22,726)
FamilyMart Co., Ltd.	(600)	(21,512)
Fast Retailing Co., Ltd.	(200)	(28,174)
Fuji Media Holdings, Inc.	(19)	(24,194)
Furukawa Electric Co., Ltd.	(8,000)	(30,091)
Hakuhodo DY Holdings, Inc.	(460)	(22,262)
Hikari Tsushin, Inc.	(1,200)	(22,554)
Hirose Electric Co., Ltd.	(200)	(20,148)
Hokkaido Electric Power Co., Inc.	(900)	(17,918)
J Front Retailing Co., Ltd.	(5,000)	(23,239)
Japan Prime Realty Investment Corp.	(10)	(22,017)
Kajima Corp.	(11,000)	(26,485)
Kawasaki Kisen Kaisha Ltd.	(5,000)	(18,807)
Keihin Electric Express Railway Co., Ltd.	(2,000)	(19,334)
Kikkoman Corp.	(2,000)	(22,065)
Kintetsu Corp.	(5,000)	(16,890)
Kirin Holdings Co., Ltd.	(2,000)	(28,390)
Koito Manufacturing Co., Ltd.	(2,000)	(30,666)
Kurita Water Industries Ltd.	(1,000)	(27,755)
Matsui Securities Co., Ltd.	(4,100)	(22,936)
Mitsubishi Estate Co., Ltd.	(2,000)	(32,535)
Mitsubishi Gas Chemical Co., Inc.	(5,000)	(29,049)
Mitsubishi Heavy Industries Ltd.	(6,000)	(22,137)
Mitsubishi Motors Corp.	(18,000)	(23,503)
Mitsui OSK Lines Ltd.	(3,000)	(18,867)
Mitsui Sumitomo Insurance Group Holdings, Inc.	(1,200)	(27,556)
Mizuho Financial Group, Inc.	(17,700)	(25,867)
Mizuho Trust & Banking Co., Ltd.	(23,000)	(19,286)
Mori Seiki Co., Ltd.	(2,800)	(26,061)
Namco Bandai Holdings, Inc.	(2,200)	(20,398)
NEC Corp.	(7,000)	(18,615)
Nikon Corp.	(1,600)	(29,669)
Nintendo Co., Ltd.	(100)	(24,988)
Nippon Sheet Glass Co., Ltd.	(8,000)	(17,441)
Nippon Steel Corp.	(6,000)	(20,412)
Nissha Printing Co., Ltd.	(900)	(20,452)
Nomura Real Estate Holdings, Inc.	(1,900)	(26,970)
Nomura Research Institute Ltd.	(900)	(16,915)
NTT DoCoMo, Inc.	(12)	(19,981)
Obayashi Corp.	(9,000)	(35,793)
Ono Pharmaceutical Co., Ltd.	(500)	(21,772)
Onward Holdings Co., Ltd.	(3,000)	(23,538)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Japan—(concluded)
Otsuka Corp.	(300)	$(19,909)
Rakuten, Inc.	(38)	(27,813)
Resona Holdings, Inc.	(2,600)	(23,328)
Sapporo Holdings Ltd.	(6,000)	(28,102)
Sekisui House Ltd.	(3,000)	(26,953)
Seven & I Holdings Co., Ltd.	(1,100)	(25,774)
Seven Bank Ltd.	(11)	(19,699)
Shin-Etsu Chemical Co., Ltd.	(500)	(24,347)
Showa Shell Sekiyu KK	(3,000)	(22,928)
Square Enix Holdings Co., Ltd.	(1,000)	(22,413)
Stanley Electric Co., Ltd.	(1,500)	(23,898)
Sumco Corp.	(1,500)	(23,395)
Sumitomo Bakelite Co., Ltd.	(5,000)	(25,216)
Sumitomo Chemical Co., Ltd.	(5,000)	(21,921)
Sumitomo Metal Industries Ltd.	(11,000)	(27,803)
Suzuki Motor Corp.	(1,300)	(27,346)
Taiyo Nippon Sanso Corp.	(2,000)	(17,010)
Tohoku Electric Power Co., Inc.	(900)	(19,902)
Tokuyama Corp.	(5,000)	(25,395)
Tokyo Steel Manufacturing Co., Ltd.	(1,700)	(20,059)
TonenGeneral Sekiyu KK	(2,000)	(18,519)
Toray Industries, Inc.	(4,000)	(22,281)
Toyo Seikan Kaisha Ltd.	(1,300)	(23,421)
Toyo Suisan Kaisha Ltd.	(1,000)	(20,616)
Toyota Industries Corp.	(1,000)	(26,701)
Toyota Motor Corp.	(800)	(28,730)
Toyota Tsusho Corp.	(1,400)	(20,628)
UNY Co., Ltd.	(2,600)	(20,556)
Yahoo Japan Corp. NPV	(74)	(25,565)
Yakult Honsha Co., Ltd.	(900)	(27,793)
Yaskawa Electric Corp.	(4,000)	(32,247)
Total Japan common stocks		(1,873,572)

Jersey (Channel Islands)—(0.10)%
Heritage Oil PLC	(5,745)	(26,786)

Mauritius—(0.12)%
Essar Energy PLC	(4,298)	(31,233)

Mexico—(0.08)%
America Movil SAB de CV ADR	(400)	(21,332)

Netherlands—(1.34)%
Akzo Nobel NV	(367)	(22,642)
Crucell NV	(1,084)	(36,205)
European Aeronautic Defence & Space Co. NV	(905)	(22,571)
ING Groep NV CVA	(2,501)	(25,946)
Koninklijke Philips Electronics NV	(3,777)	(118,710)
Reed Elsevier NV	(1,788)	(22,547)
Royal KPN NV	(1,548)	(23,941)
TNT NV	(1,473)	(39,579)
VistaPrint NV	(800)	(30,920)
Total Netherlands common stocks		(343,061)

New Zealand—(0.26)%
Auckland International Airport Ltd.	(13,567)	(20,406)
Contact Energy Ltd.	(5,716)	(23,737)
Sky City Entertainment Group Ltd.	(10,490)	(21,781)
Total New Zealand common stocks		(65,924)

Norway—(0.87)%
Orkla ASA	(20,987)	(193,414)
Renewable Energy Corp. ASA	(8,881)	(30,081)
Total Norway common stocks		(223,495)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Portugal—(0.28)%
Banco Comercial Portugues SA, Class R	(26,928)	$(23,457)
Galp Energia SGPS SA, Class B	(1,645)	(28,391)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SA	(5,287)	(20,902)
Total Portugal common stocks		(72,750)

Singapore—(1.00)%
Ascendas Real Estate Investment Trust	(12,000)	(19,983)
CapitaMall Trust	(15,000)	(24,523)
CapitaMalls Asia Ltd.	(17,000)	(27,922)
City Developments Ltd.	(2,000)	(19,406)
ComfortDelgro Corp. Ltd.	(18,000)	(20,804)
Cosco Corp. Singapore Ltd.	(21,000)	(28,264)
Indofood Agri Resources Ltd.	(15,000)	(25,777)
Keppel Corp. Ltd.	(3,000)	(20,485)
Neptune Orient Lines Ltd.	(14,000)	(21,078)
Singapore Technologies Engineering Ltd.	(9,000)	(22,995)
Singapore Telecommunications Ltd.	(11,000)	(26,264)
Total Singapore common stocks		(257,501)

Spain—(0.99)%
Acerinox SA	(1,437)	(25,574)
Banco de Valencia SA	(3,719)	(21,192)
Bankinter SA	(4,845)	(33,665)
EDP Renovaveis SA	(7,498)	(42,420)
Enagas SA	(1,630)	(33,031)
Gestevision Telecinco SA	(1,954)	(21,523)
Iberdrola Renovables SA	(9,233)	(30,687)
Iberia Lineas Aereas de Espana SA	(6,217)	(23,994)
Zardoya Otis SA	(1,284)	(22,983)
Total Spain common stocks		(255,069)

Sweden—(4.29)%
Alfa Laval AB	(11,089)	(194,294)
Atlas Copco AB, Class A	(7,185)	(138,683)
Hennes & Mauritz AB, Class B	(7,198)	(260,674)
Lundin Petroleum AB	(3,721)	(31,329)
Nordea Bank AB	(2,262)	(23,559)
Sandvik AB	(1,714)	(26,268)
Skanska AB, Class B	(7,476)	(136,979)
SKF AB, Class B	(6,053)	(139,194)
TeliaSonera AB NPV	(18,528)	(150,086)
Total Sweden common stocks		(1,101,066)

Switzerland—(3.07)%
ABB Ltd.	(6,473)	(136,423)
Adecco SA	(2,976)	(155,516)
Clariant AG	(1,788)	(26,147)
EFG International AG	(7,688)	(88,800)
Geberit AG	(131)	(23,330)
Givaudan SA	(22)	(22,478)
Kuehne & Nagel International AG	(1,996)	(239,687)
Lindt & Spruengli AG	(1)	(27,935)
Nestle SA	(389)	(20,724)
Nobel Biocare Holding AG	(1,338)	(24,033)
Swisscom AG	(59)	(23,795)
Total Switzerland common stocks		(788,868)

United Kingdom—(2.54)%
Anglo American PLC	(575)	(22,812)
Autonomy Corp. PLC	(773)	(22,015)
BHP Billiton PLC	(708)	(22,522)
British Land Co., PLC	(2,891)	(21,118)
Capital Shopping Centres Group PLC	(3,908)	(22,574)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United Kingdom—(concluded)
Invensys PLC	(5,681)	$(26,639)
Ladbrokes PLC	(12,790)	(26,963)
National Express Group PLC	(8,031)	(30,569)
Reed Elsevier PLC	(2,702)	(22,836)
Standard Chartered PLC	(4,181)	(119,930)
Standard Life PLC	(6,163)	(22,384)
Tate & Lyle PLC	(4,333)	(31,774)
Unilever PLC	(1,585)	(45,838)
WH Smith PLC	(8,926)	(63,547)
Whitbread PLC	(5,919)	(151,002)
Total United Kingdom common stocks		(652,523)

United States—(52.44)%
3M Co.	(500)	(43,355)
Abercrombie & Fitch Co., Class A	(600)	(23,592)
Acuity Brands, Inc.	(600)	(26,544)
Advanced Micro Devices, Inc.	(6,600)	(46,926)
Agilent Technologies, Inc.	(900)	(30,033)
Air Products & Chemicals, Inc.	(300)	(24,846)
AK Steel Holding Corp.	(1,500)	(20,715)
Akamai Technologies, Inc.	(1,400)	(70,252)
Allegheny Technologies, Inc.	(600)	(27,870)
Alliant Energy Corp.	(2,800)	(101,780)
Allscripts-Misys Healthcare	(1,200)	(22,164)
Alpha Natural Resources, Inc.	(400)	(16,460)
Altera Corp.	(2,600)	(78,416)
AMB Property Corp.	(1,100)	(29,117)
Amedisys, Inc.	(700)	(16,660)
Ameresco, Inc., Class A	(2,300)	(27,370)
American Superconductor Corp.	(900)	(27,990)
American Water Works Co., Inc.	(2,100)	(48,867)
Amgen, Inc.	(400)	(22,044)
Amphenol Corp., Class A	(500)	(24,490)
AMR Corp.	(6,800)	(42,636)
Analog Devices, Inc.	(700)	(21,966)
AON Corp.	(500)	(19,555)
Aqua America, Inc.	(2,000)	(40,800)
Archer-Daniels-Midland Co. NPV	(400)	(12,768)
Arqule, Inc.	(5,500)	(28,325)
ArvinMeritor, Inc.	(2,000)	(31,080)
Auxilium Pharmaceuticals, Inc.	(800)	(19,824)
Avis Budget Group, Inc.	(2,100)	(24,465)
Avnet, Inc.	(1,300)	(35,113)
Avon Products, Inc.	(900)	(28,899)
Baldor Electric Co.	(800)	(32,320)
BancorpSouth, Inc.	(1,500)	(21,270)
Bank of New York Mellon Corp.	(1,000)	(26,130)
BB&T Corp.	(1,000)	(24,080)
Beckman Coulter, Inc.	(600)	(29,274)
Berkshire Hathaway, Inc., Class B	(830)	(68,624)
Best Buy Co., Inc.	(1,700)	(69,411)
Biglari Holdings, Inc.	(100)	(32,865)
BMC Software, Inc.	(4,000)	(161,920)
Boston Properties, Inc.	(300)	(24,936)
Boston Scientific Corp.	(5,000)	(30,650)
Bristol-Myers Squibb Co.	(2,600)	(70,486)
Brocade Communications Systems, Inc.	(3,700)	(21,608)
Brown-Forman Corp., Class B	(1,900)	(117,116)
Bunge Ltd.	(500)	(29,580)
C.H. Robinson Worldwide, Inc.	(2,100)	(146,832)
Cadence Design Systems, Inc.	(3,700)	(28,231)
Calpine Corp.	(2,000)	(24,900)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Cardinal Health, Inc.	(1,400)	$(46,256)
CareFusion Corp.	(1,300)	(32,292)
CarMax, Inc.	(1,000)	(27,860)
Carter’s, Inc.	(1,200)	(31,596)
Caterpillar, Inc.	(1,100)	(86,548)
Cbeyond, Inc.	(2,600)	(33,358)
CBOE Holdings, Inc.	(2,344)	(46,974)
Celgene Corp.	(700)	(40,327)
CenturyLink, Inc.	(700)	(27,622)
Charles River Laboratories International, Inc.	(1,700)	(56,355)
Charles Schwab Corp.	(1,700)	(23,630)
Chesapeake Energy Corp.	(2,300)	(52,095)
Chevron Corp.	(600)	(48,630)
Choice Hotels International, Inc.	(600)	(21,876)
Chubb Corp.	(400)	(22,796)
Church & Dwight Co., Inc.	(300)	(19,482)
Cia de Minas Buenaventura SA ADR	(700)	(31,626)
Ciena Corp.	(1,800)	(28,026)
Clorox Co.	(1,300)	(86,788)
CME Group, Inc.	(30)	(7,813)
Cobalt International Energy, Inc.	(3,400)	(32,470)
Coca-Cola Co.	(500)	(29,260)
Cogent, Inc.	(2,800)	(29,792)
Cognizant Technology Solutions Corp., Class A	(500)	(32,235)
Colgate-Palmolive Co.	(500)	(38,430)
Comcast Corp., Class A	(2,400)	(43,392)
Computer Programs & Systems, Inc.	(750)	(31,928)
Compuware Corp.	(5,100)	(43,503)
Comstock Resources, Inc.	(1,000)	(22,490)
ConocoPhillips	(600)	(34,458)
CONSOL Energy, Inc.	(700)	(25,872)
Consolidated Edison, Inc.	(2,200)	(106,084)
Continental Resources, Inc.	(600)	(27,816)
Copart, Inc.	(850)	(28,025)
CoreLogic, Inc.	(1,200)	(22,992)
Corning, Inc.	(2,400)	(43,872)
Covance, Inc.	(800)	(37,432)
CSX Corp.	(600)	(33,192)
Cummins, Inc.	(600)	(54,348)
Dana Holding Corp.	(1,800)	(22,176)
Danaher Corp.	(600)	(24,366)
Deere & Co.	(700)	(48,846)
Dell, Inc.	(3,100)	(40,176)
Delphi Financial Group, Inc., Class A	(1,200)	(29,988)
Delta Air Lines, Inc.	(4,400)	(51,216)
Diebold, Inc.	(1,400)	(43,526)
Dime Community Bancshares, Inc.	(2,450)	(33,932)
Discovery Communications, Inc., Class A	(500)	(21,775)
DISH Network Corp., Class A	(2,500)	(47,900)
Dollar General Corp.	(1,500)	(43,875)
Dow Chemical Co.	(900)	(24,714)
DreamWorks Animation SKG, Inc., Class A	(700)	(22,337)
Dril-Quip, Inc.	(400)	(24,844)
Duke Energy Corp.	(1,400)	(24,794)
Eaton Vance Corp.	(900)	(26,136)
Edison International	(700)	(24,073)
Education Management Corp.	(2,300)	(33,764)
Eli Lilly & Co.	(4,100)	(149,773)
EMC Corp.	(4,800)	(97,488)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Emerson Electric Co.	(1,400)	$(73,724)
Ensign Group, Inc.	(1,750)	(31,412)
Envestnet, Inc.	(2,800)	(29,288)
EOG Resources, Inc.	(200)	(18,594)
EQT Corp.	(2,000)	(72,120)
Equity One, Inc.	(1,900)	(32,072)
Expeditors International Washington, Inc.	(3,100)	(143,313)
Express Scripts, Inc.	(1,500)	(73,050)
Exxon Mobil Corp.	(400)	(24,716)
Fabrinet	(1,900)	(30,058)
Factset Research Systems, Inc.	(350)	(28,396)
Fastenal Co.	(1,000)	(53,190)
Federated Investors, Inc., Class B	(1,200)	(27,312)
Fidelity National Information Services, Inc.	(900)	(24,417)
First Cash Financial Services, Inc.	(1,200)	(33,300)
First Financial Bancorp	(1,900)	(31,692)
Fiserv, Inc.	(700)	(37,674)
Flextronics International Ltd.	(4,900)	(29,596)
Flowers Foods, Inc.	(1,900)	(47,196)
Ford Motor Co.	(4,600)	(56,304)
Forest City Enterprises, Inc., Class A	(1,900)	(24,377)
Forest Laboratories, Inc.	(4,000)	(123,720)
Fortune Brands, Inc.	(500)	(24,615)
Freeport-McMoRan Copper & Gold, Inc.	(300)	(25,617)
Frontier Oil Corp.	(2,000)	(26,800)
Furniture Brands International, Inc.	(5,400)	(29,052)
Gap, Inc.	(2,700)	(50,328)
Goodrich Corp.	(1,500)	(110,595)
Goodyear Tire & Rubber Co.	(2,400)	(25,800)
Gordmans Stores, Inc.	(2,500)	(28,875)
Green Dot Corp., Class A	(600)	(29,088)
Greenhill & Co., Inc.	(400)	(31,728)
Halliburton Co.	(500)	(16,535)
Harman International Industries, Inc.	(900)	(30,069)
Hasbro, Inc.	(1,000)	(44,510)
Hatteras Financial Corp.	(1,000)	(28,470)
Helix Energy Solutions Group, Inc.	(2,700)	(30,078)
Hershey Co.	(1,800)	(85,662)
Hess Corp.	(550)	(32,516)
Hewlett-Packard Co.	(1,000)	(42,070)
Higher One Holdings, Inc.	(1,800)	(29,682)
Hittite Microwave Corp.	(650)	(30,972)
Home Depot, Inc.	(700)	(22,176)
Honeywell International, Inc.	(1,000)	(43,940)
Hormell Foods Corp.	(700)	(31,220)
Hospira, Inc.	(900)	(51,309)
Host Hotels & Resorts, Inc.	(1,700)	(24,616)
Hudson City Bancorp, Inc.	(4,800)	(58,848)
Hudson Pacific Properties, Inc.	(1,800)	(29,466)
Humana, Inc.	(600)	(30,144)
Illinois Tool Works, Inc.	(1,150)	(54,073)
Ingram Micro, Inc., Class A	(1,800)	(30,348)
Integrys Energy Group, Inc.	(300)	(15,618)
Intel Corp.	(5,400)	(103,842)
Interface, Inc., Class A	(2,250)	(32,017)
International Business Machines Corp.	(300)	(40,242)
International Game Technology	(1,600)	(23,120)
Intersil Corp., Class A	(2,400)	(28,056)
IntraLinks Holdings, Inc.	(1,800)	(30,438)
Intrepid Potash, Inc.	(1,900)	(49,533)
Intuitive Surgical, Inc.	(200)	(56,748)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Invesco Ltd.	(1,000)	$(21,230)
ION Geophysical Corp.	(7,150)	(36,751)
IPC The Hospitalist Co., Inc.	(1,200)	(32,784)
Iron Mountain, Inc.	(2,500)	(55,850)
ITT Corp.	(800)	(37,464)
Jabil Circuit, Inc.	(1,500)	(21,615)
Jarden Corp.	(900)	(28,017)
JDA Software Group, Inc.	(1,250)	(31,700)
John Wiley & Sons, Inc., Class A	(800)	(32,688)
Johnson & Johnson	(400)	(24,784)
Joy Global, Inc.	(600)	(42,192)
Kaiser Aluminum Corp.	(740)	(31,664)
Key Energy Services, Inc.	(2,300)	(21,873)
Kinder Morgan Management LLC	(400)	(24,100)
Kohl’s Corp.	(2,000)	(105,360)
Kraft Foods, Inc., Class A	(800)	(24,688)
Lamar Advertising Co., Class A	(2,700)	(85,914)
Leucadia National Corp.	(1,000)	(23,620)
Lincare Holdings, Inc.	(900)	(22,581)
Lincoln National Corp.	(900)	(21,528)
Linear Technology Corp.	(700)	(21,511)
Liquidity Services, Inc.	(1,800)	(28,818)
LKQ Corp.	(1,100)	(22,880)
Loews Corp.	(600)	(22,740)
Lowe’s Cos., Inc.	(1,000)	(22,290)
Lumber Liquidators Holdings, Inc.	(1,350)	(33,169)
Magma Design Automation, Inc.	(7,700)	(28,490)
Marshall & Ilsley Corp.	(3,200)	(22,528)
Martin Marietta Materials, Inc.	(300)	(23,091)
Masco Corp.	(2,600)	(28,626)
Massey Energy Co.	(700)	(21,714)
McDonald’s Corp.	(800)	(59,608)
MeadWestvaco Corp.	(1,200)	(29,256)
Medcath Corp.	(3,200)	(32,224)
MEMC Electronic Materials, Inc.	(2,100)	(25,032)
Merck & Co., Inc.	(700)	(25,767)
MetLife, Inc.	(500)	(19,225)
MetroPCS Communications, Inc.	(4,200)	(43,932)
MGM Resorts International	(2,600)	(29,328)
Micron Technology, Inc.	(2,800)	(20,188)
Mohawk Industries, Inc.	(400)	(21,320)
Molex, Inc.	(1,100)	(23,023)
Molycorp, Inc.	(1,100)	(31,119)
Monolithic Power Systems, Inc.	(1,800)	(29,394)
Monster Worldwide, Inc.	(2,100)	(27,216)
Motorola, Inc.	(5,000)	(42,650)
Myers Industries, Inc.	(4,000)	(34,360)
Mylan, Inc.	(1,500)	(28,215)
Nara Bancorp, Inc.	(4,400)	(31,064)
National CineMedia, Inc.	(1,600)	(28,640)
National Fuel Gas Co.	(500)	(25,905)
National Presto Industries, Inc.	(300)	(31,941)
Navistar International Corp.	(800)	(34,912)
NCI, Inc., Class A	(1,650)	(31,218)
NCR Corp.	(1,900)	(25,897)
NetApp, Inc.	(600)	(29,874)
NetFlix, Inc.	(400)	(64,864)
Nordstrom, Inc.	(500)	(18,600)
Novellus Systems, Inc.	(2,300)	(61,134)
NPS Pharmaceuticals, Inc.	(4,200)	(28,728)
NSTAR	(2,400)	(94,440)
Nuance Communications, Inc.	(1,500)	(23,460)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Nucor Corp.	(700)	$(26,740)
Nvidia Corp.	(3,200)	(37,376)
NYSE Euronext	(700)	(19,999)
Oasis Petroleum, Inc.	(1,600)	(30,992)
Occidental Petroleum Corp.	(1,600)	(125,280)
Old Republic International Corp.	(1,600)	(22,160)
Olin Corp.	(1,300)	(26,208)
O’Reilly Automotive, Inc.	(1,850)	(98,420)
Owens-Illinois, Inc.	(1,000)	(28,060)
PACCAR, Inc.	(400)	(19,260)
Parker Hannifin Corp.	(600)	(42,036)
Paychex, Inc.	(1,300)	(35,737)
Penn National Gaming, Inc.	(900)	(26,649)
Pentair, Inc.	(700)	(23,541)
People’s United Financial, Inc.	(2,300)	(30,107)
PEP Boys-Manny Moe & Jack	(3,200)	(33,856)
Pepco Holdings, Inc.	(1,200)	(22,320)
PepsiCo, Inc.	(400)	(26,576)
PerkinElmer, Inc.	(1,000)	(23,140)
Petrohawk Energy Corp.	(1,400)	(22,596)
PG&E Corp.	(900)	(40,878)
Pharmaceutical Product Development, Inc.	(800)	(19,832)
Phillips-Van Heusen Corp.	(600)	(36,096)
Pioneer Natural Resources Co.	(700)	(45,521)
PNC Financial Services Group, Inc.	(1,000)	(51,910)
Potlatch Corp.	(800)	(27,200)
PPL Corp.	(800)	(21,784)
Pre-Paid Legal Services, Inc.	(500)	(31,245)
Pride International, Inc.	(1,000)	(29,430)
Procter & Gamble Co.	(900)	(53,973)
Progressive Corp.	(900)	(18,783)
Prudential Financial, Inc.	(1,200)	(65,016)
Pulte Homes, Inc.	(3,400)	(29,784)
QLIK Technologies, Inc.	(1,300)	(28,665)
QLogic Corp.	(2,300)	(40,572)
Quanta Services, Inc.	(1,400)	(26,712)
Questar Corp.	(1,800)	(31,554)
Quicksilver Resources, Inc.	(3,200)	(40,320)
Qwest Communications International, Inc.	(5,050)	(31,664)
Rambus, Inc.	(1,000)	(20,840)
Range Resources Corp.	(700)	(26,691)
Red Hat, Inc.	(700)	(28,700)
Regal Entertainment Group, Class A	(1,900)	(24,928)
Regions Financial Corp.	(6,400)	(46,528)
Republic Services, Inc.	(700)	(21,343)
Robert Half International, Inc.	(1,200)	(31,200)
Rockwell Automation, Inc.	(1,200)	(74,076)
Sara Lee Corp.	(2,700)	(36,261)
SBA Communications Corp., Class A	(700)	(28,210)
Schlumberger Ltd.	(700)	(43,127)
Scripps Networks Interactive, Inc., Class A	(500)	(23,790)
Sears Holdings Corp.	(1,400)	(100,996)
SEI Investments Co.	(2,950)	(60,003)
Sempra Energy	(400)	(21,520)
Sherwin-Williams Co.	(300)	(22,542)
Simmons First National Corp., Class A	(1,100)	(31,097)
Skechers U.S.A., Inc., Class A	(1,800)	(42,282)
Smithfield Foods, Inc.	(2,900)	(48,807)
Sourcefire, Inc.	(1,050)	(30,282)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Southern Co.	(2,500)	$(93,100)
Spectra Energy Corp.	(1,900)	(42,845)
Spirit Aerosystems Holdings, Inc., Class A	(1,200)	(23,916)
Stamps.com, Inc.	(2,550)	(33,150)
Starwood Hotels & Resorts Worldwide, Inc.	(900)	(47,295)
Steel Dynamics, Inc.	(1,500)	(21,165)
Stericycle, Inc.	(300)	(20,844)
Stryker Corp.	(1,150)	(57,557)
Synopsys, Inc.	(700)	(17,339)
Sysco Corp.	(1,500)	(42,780)
T Rowe Price Group, Inc.	(400)	(20,026)
Talbots, Inc.	(2,300)	(30,130)
TD Ameritrade Holding Corp.	(1,800)	(29,070)
Tellabs, Inc.	(4,000)	(29,800)
Temple-Inland, Inc.	(1,100)	(20,526)
Tenneco, Inc.	(800)	(23,176)
Terex Corp.	(1,200)	(27,504)
TFS Financial Corp.	(2,262)	(20,788)
Thermo Fisher Scientific, Inc.	(1,100)	(52,668)
Thomson Reuters Corp.	(800)	(30,024)
Thor Industries, Inc.	(1,400)	(46,760)
Thoratec Corp.	(700)	(25,886)
Tidewater, Inc.	(700)	(31,367)
TiVo, Inc.	(2,600)	(23,556)
TJX Cos., Inc.	(500)	(22,315)
Tompkins Financial Corp.	(750)	(29,745)
TradeStation Group, Inc.	(4,700)	(30,926)
Transatlantic Holdings, Inc.	(600)	(30,492)
Travelers Cos., Inc.	(1,300)	(67,730)
Tredegar Corp.	(1,700)	(32,266)
Tyson Foods, Inc., Class A	(3,000)	(48,060)
UIL Holdings Corp.	(2,200)	(61,952)
United Technologies Corp.	(300)	(21,369)
United Therapeutics Corp.	(400)	(22,404)
Universal Health Realty Income Trust	(900)	(30,969)
Universal Health Services, Inc., Class B	(600)	(23,316)
Urban Outfitters, Inc.	(600)	(18,864)
Urstadt Biddle Properties, Inc.	(3,200)	(57,856)
US Airways Group, Inc.	(2,500)	(23,125)
US Bancorp	(2,900)	(62,698)
Valspar Corp.	(800)	(25,480)
Varian Semiconductor Equipment Associates, Inc.	(900)	(25,902)
Vectren Corp.	(900)	(23,283)
Verisk Analytics, Inc., Class A	(871)	(24,397)
Verizon Communications, Inc.	(1,400)	(45,626)
Vertex Pharmaceuticals, Inc.	(800)	(27,656)
Viasat, Inc.	(600)	(24,666)
Vornado Realty Trust	(300)	(25,659)
Vulcan Materials Co.	(1,900)	(70,148)
Walt Disney Co.	(600)	(19,866)
Watson Pharmaceuticals, Inc.	(1,400)	(59,234)
Weatherford International Ltd.	(1,100)	(18,810)
WellCare Health Plans, Inc.	(800)	(23,168)
Wendy’s/Arby’s Group, Inc., Class A	(6,200)	(28,086)
West Pharmaceutical Services, Inc.	(700)	(24,017)
Western Union Co.	(1,800)	(31,806)
Weyerhaeuser Co.	(1,500)	(23,640)
Whole Foods Market, Inc.	(1,400)	(51,954)
Winthrop Realty Trust	(2,300)	(28,428)

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(concluded)
WMS Industries, Inc.	(500)	$(19,035)
World Fuel Services Corp.	(1,100)	(28,611)
WR Berkley Corp.	(1,000)	(27,070)
WW Grainger, Inc.	(1,300)	(154,843)
Xcel Energy, Inc.	(1,500)	(34,455)
Yahoo!, Inc.	(4,750)	(67,307)
Yum! Brands, Inc.	(500)	(23,030)
Zions Bancorp.	(1,300)	(27,768)
Total United States common stocks		(13,464,045)
Total common stocks (cost $(22,028,155))		(24,265,939)

Preferred stocks—(0.11)%
Germany—(0.11)%
Porsche Automobil Holding SE, Preference shares	(593)	(29,365)
Total Preferred stocks (cost $26,766)		(29,365)

Investment company—(0.14)%
SPDR S&P 500 ETF Trust	(300)	(34,236)
Total investment companies (cost $(34,230))		(34,236)
Total investments sold short (proceeds $22,089,151)		(24,329,540)
Total investments, net of investments sold short—16.75%		4,300,288
Cash and other assets, less liabilities—83.25%		21,375,576
Net assets—100.00%		$25,675,864

UBS Market Neutral Multi-Strategy Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,313,893
Gross unrealized depreciation	(117,178)
Net unrealized appreciation of investments	$2,196,715

*	Non-income producing security.
(1)	All or a portion of these securities have been segregated to cover open short positions.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$—	$35,445,322	$31,426,967	$—	$—	$4,018,355	$26
	$—	$35,445,322	$31,426,967	$—	$—	$4,018,355	$26

ADR	American depositary receipt
CVA	Dutch certification - depository certificate
ETF	Exchange Traded Fund
Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depository Receipts

Forward foreign currency contracts

UBS Market Neutral Multi-Strategy Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for date		Maturity	Unrealized appreciation

Credit Suisse First Boston	USD	258	HKD	2,000	10/05/10	$0

Currency type abbreviations:

HKD	Hong Kong Dollar
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$22,877,388	$—	$—	$22,877,388
Common stocks sold short	(24,265,939)	—	—	(24,265,939)
Preferred stocks	109,009	—	—	109,009
Preferred stocks sold short	(29,365)	—	—	(29,365)
Investment companies	1,625,076	—	—	1,625,076
Investment companies sold short	(34,236)	—	—	(34,236)
Short-term investment	—	4,018,355	—	4,018,355
Total	$281,933	$4,018,355	$—	$4,300,288

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	1.10%
Air freight & logistics	1.34
Auto components	2.85
Automobiles	0.34
Biotechnology	5.26
Chemicals	1.50
Commercial banks	0.30
Commercial services & supplies	1.20
Communications equipment	10.24
Construction & engineering	2.04
Containers & packaging	1.62
Distributors	1.10
Electrical equipment	4.20
Electronic equipment, instruments & components	1.26
Energy equipment & services	2.48
Health care equipment & supplies	5.02
Health care providers & services	3.21
Health care technology	1.44
Hotels, restaurants & leisure	6.16
Household durables	0.75
Internet software & services	0.83
IT services	0.71
Machinery	1.61
Media	2.43
Metals & mining	0.56
Oil, gas & consumable fuels	3.32
Pharmaceuticals	4.61
Real estate investment trust (reit)	1.95
Road & rail	2.60
Semiconductors & semiconductor equipment	8.20
Software	11.34
Specialty retail	3.78
Textiles, apparel & luxury goods	1.85
Total common stocks	97.20%
Investment company
iShares Russell 2000 Growth Index Fund	2.40
Short-term investment	1.76
Investment of cash collateral from securities loaned	9.85
Total investments	111.21%
Liabilities, in excess of cash and other assets	(11.21)
Net assets	100.00%

(1)                                  Figures represent the industry breakdown of direct investments of the UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Common stocks—97.20%
Aerospace & defense—1.10%
DigitalGlobe, Inc.*	46,500	$1,413,600

Air freight & logistics—1.34%
Hub Group, Inc., Class A*	58,600	1,714,636

Auto components—2.85%
Cooper Tire & Rubber Co.	73,900	1,450,657
Tenneco, Inc.*	75,900	2,198,823
		3,649,480
Automobiles—0.34%
Tesla Motors, Inc.*(1)	21,500	435,590

Biotechnology—5.26%
Alkermes, Inc.*	55,200	808,680
Cepheid, Inc.*	53,000	991,630
Emergent Biosolutions, Inc.*	44,400	766,344
Enzon Pharmaceuticals, Inc.*	54,900	617,625
Incyte Corp. Ltd.*	74,800	1,196,052
Micromet, Inc.*(1)	83,300	559,776
Pharmasset, Inc.*	27,400	808,300
Regeneron Pharmaceuticals, Inc.*	36,200	991,880
		6,740,287
Chemicals—1.50%
Solutia, Inc.*	119,600	1,915,992

Commercial banks—0.30%
Columbia Banking System, Inc.	19,300	379,245

Commercial services & supplies—1.20%
Clean Harbors, Inc.*	13,000	880,750
Tetra Tech, Inc.*	31,400	658,458
		1,539,208
Communications equipment—10.24%
Acme Packet, Inc.*	57,700	2,189,138
Blue Coat Systems, Inc.*	59,500	1,431,570
F5 Networks, Inc.*	35,600	3,695,636
Finisar Corp.*(1)	109,521	2,057,899
Polycom, Inc.*	56,900	1,552,232
Riverbed Technology, Inc.*	47,900	2,183,282
		13,109,757
Construction & engineering—2.04%
EMCOR Group, Inc.*	74,300	1,827,037
Orion Marine Group, Inc.*	63,300	785,553
		2,612,590
Containers & packaging—1.62%
Rock-Tenn Co., Class A	41,656	2,074,885

Distributors—1.10%
LKQ Corp.*	67,900	1,412,320

Electrical equipment—4.20%
EnerSys*	62,300	1,555,631
Regal-Beloit Corp.	36,200	2,124,578
Woodward Governor Co.	52,300	1,695,566
		5,375,775
Electronic equipment, instruments & components—1.26%
Tech Data Corp.*	40,100	1,616,030

Energy equipment & services—2.48%
Dril-Quip, Inc.*	27,000	1,676,970
Key Energy Services, Inc.*	158,100	1,503,531
		3,180,501
Health care equipment & supplies—5.02%
DexCom, Inc.*	108,000	1,427,760

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Health care equipment & supplies—(concluded)
HeartWare International, Inc.*(1)	11,200	$770,112
ResMed, Inc.*	44,900	1,473,169
Thoratec Corp.*	39,000	1,442,220
Zoll Medical Corp.*	41,000	1,323,070
		6,436,331
Health care providers & services—3.21%
Emergency Medical Services Corp., Class A*	23,100	1,230,075
HMS Holdings Corp.*	25,645	1,511,516
Mednax, Inc.*	14,400	767,520
VCA Antech, Inc.*	28,500	601,065
		4,110,176
Health care technology—1.44%
MedAssets, Inc.*	41,900	881,576
SXC Health Solutions Corp.*	26,332	960,328
		1,841,904
Hotels, restaurants & leisure—6.16%
BJ’s Restaurants, Inc.*(1)	52,000	1,464,320
Buffalo Wild Wings, Inc.*	24,700	1,182,883
California Pizza Kitchen, Inc.*	86,000	1,467,160
Country Style Cooking Restaurant Chain Co., Ltd. ADR*	38,300	1,094,997
Panera Bread Co., Class A*	9,700	859,517
WMS Industries, Inc.*	47,900	1,823,553
		7,892,430
Household durables—0.75%
Ryland Group, Inc.	53,800	964,096

Internet software & services—0.83%
VistaPrint NV*	27,500	1,062,875

IT services—0.71%
TNS, Inc.*	53,500	906,825

Machinery—1.61%
Bucyrus International, Inc.	29,700	2,059,695

Media—2.43%
Imax Corp.*(1)	105,700	1,782,102
National CineMedia, Inc.	74,300	1,329,970
		3,112,072
Metals & mining—0.56%
Steel Dynamics, Inc.	50,800	716,788

Oil, gas & consumable fuels—3.32%
SM Energy Co.	46,100	1,726,906
Whiting Petroleum Corp.*	26,500	2,531,015
		4,257,921
Pharmaceuticals—4.61%
MAP Pharmaceuticals, Inc.*	52,270	799,731
Nektar Therapeutics*	72,700	1,073,779
Questcor Pharmaceuticals, Inc.*	176,300	1,748,896
Salix Pharmaceuticals Ltd.*	25,300	1,004,916
Viropharma, Inc.*	85,600	1,276,296
		5,903,618
Real estate investment trust (reit)—1.95%
BioMed Realty Trust, Inc.	37,900	679,168
DuPont Fabros Technology, Inc.	39,100	983,365

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Real estate investment trust (reit)—(concluded)
Franklin Street Properties Corp.	67,600	$839,592
		2,502,125
Road & rail—2.60%
Knight Transportation, Inc.(1)	78,700	1,521,271
Landstar System, Inc.	46,700	1,803,554
		3,324,825
Semiconductors & semiconductor equipment—8.20%
Atheros Communications, Inc.*	21,200	558,620
Cavium Networks, Inc.*(1)	63,200	1,817,632
Cirrus Logic, Inc.*(1)	163,800	2,922,192
Cymer, Inc.*	30,200	1,119,816
Mellanox Technologies Ltd.*	52,592	1,032,907
Skyworks Solutions, Inc.*	77,000	1,592,360
Veeco Instruments, Inc.*(1)	41,800	1,457,566
		10,501,093
Software—11.34%
ArcSight, Inc.*	29,416	1,281,361
AsiaInfo Holdings, Inc.*(1)	66,900	1,319,937
Factset Research Systems, Inc.	22,300	1,809,199
NICE Systems Ltd. ADR*	56,600	1,771,014
QLIK Technologies, Inc.*	35,100	773,955
Radiant Systems, Inc.*	93,200	1,593,720
RealD, Inc.*(1)	27,700	512,173
Rovi Corp.*	54,900	2,767,509
Sourcefire, Inc.*	27,155	783,150
Ultimate Software Group, Inc.*	49,504	1,912,835
		14,524,853
Specialty retail—3.78%
Chico’s FAS, Inc.	119,500	1,257,140
Children’s Place Retail Stores, Inc.*	19,000	926,630
Talbots, Inc.*	128,100	1,678,110
Wet Seal, Inc., Class A*	288,500	978,015
		4,839,895
Textiles, apparel & luxury goods—1.85%
Phillips-Van Heusen Corp.	39,400	2,370,304
Total common stocks (cost $92,953,987)		124,497,722

Investment company—2.40%
iShares Russell 2000 Growth Index Fund (cost $3,066,460)	41,000	3,064,340

Short-term investment—1.76%
Investment company—1.76%
UBS Cash Management Prime Relationship Fund(2) (cost $2,257,540)	2,257,540	2,257,540

Investment of cash collateral from securities loaned—9.85%
UBS Private Money Market Fund LLC(2) (cost $12,621,138)	12,621,138	12,621,138

Total investments—111.21% (cost $110,899,125)		$142,440,740
Liabilities, in excess of cash and other assets—(11.21)%		(14,359,021)
Net assets—100.00%		$128,081,719

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$35,129,848
Gross unrealized depreciation	(3,588,233)
Net unrealized appreciation of investments	$31,541,615

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$2,089,534	$13,939,162	$13,771,156	$—	$—	$2,257,540	$1,338
UBS Private Money Market Fund LLC(a)	6,773,043	35,563,910	29,715,815	—	—	12,621,138	59,299
	$8,862,577	$49,503,072	$43,486,971	$—	$—	$14,878,678	$60,637

(a)              The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR                     American depositary receipt

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$124,497,722	$—	$—	$124,497,722
Investment company	3,064,340	—	—	3,064,340
Short-term investment	—	2,257,540	—	2,257,540
Total	$127,562,062	$2,257,540	$—	$129,819,602

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	1.49%
Air freight & logistics	1.27
Airlines	0.27
Auto components	0.49
Automobiles	0.34
Beverages	2.13
Biotechnology	0.37
Building products	0.66
Capital markets	0.68
Chemicals	1.59
Commercial banks	3.67
Communications equipment	1.32
Computers & peripherals	2.23
Construction & engineering	0.32
Construction materials	0.32
Consumer finance	0.11
Containers & packaging	0.10
Diversified consumer services	0.12
Diversified financial services	0.54
Diversified telecommunication services	0.59
Electric utilities	1.74
Electrical equipment	0.44
Electronic equipment, instruments & components	0.45
Energy equipment & services	0.51
Food & staples retailing	1.01
Food products	1.99
Gas utilities	0.18
Health care equipment & supplies	1.02
Health care providers & services	0.93
Hotels, restaurants & leisure	1.37
Household durables	0.56
Household products	0.75
Industrial conglomerates	0.19
Insurance	1.80
Internet & catalog retail	1.06
Internet software & services	0.85
IT services	1.08
Life sciences tools & services	0.16
Machinery	3.12
Marine	0.07
Media	1.93
Metals & mining	1.09
Multiline retail	0.38
Multi-utilities	0.42
Office electronics	0.12
Oil, gas & consumable fuels	3.78
Personal products	0.45
Pharmaceuticals	3.44
Professional services	0.17
Real estate management & development	0.05
Road & rail	0.91
Semiconductors & semiconductor equipment	1.24
Software	2.78
Specialty retail	0.86
Textiles, apparel & luxury goods	0.59
Tobacco	0.57
Trading companies & distributors	0.35
Wireless telecommunication services	1.88
Total common stocks	58.90%
Preferred stocks	0.53

UBS Dynamic Alpha Fund

Bonds
Corporate bonds
Building products	0.06%
Capital markets	0.12
Chemicals	0.05
Commercial banks	0.92
Construction materials	0.10
Consumer finance	0.47
Containers & packaging	0.19
Diversified financial services	0.73
Diversified telecommunication services	0.08
Electric utilities	0.16
Energy - exploration & production	0.12
Energy equipment & services	0.07
Food products	0.07
Health care providers & services	0.19
Hotels, restaurants & leisure	0.13
Household durables	0.06
Insurance	0.24
IT services	0.09
Media	0.24
Metals & mining	0.29
Oil, gas & consumable fuels	0.65
Paper & forest products	0.13
Pharmaceuticals	0.12
Road & rail	0.10
Specialty retail	0.05
Tobacco	0.06
Wireless telecommunication services	0.24
Total corporate bonds	5.73%
Asset-backed securities	0.81
Collateralized debt obligations	1.77
Commercial mortgage-backed securities	1.09
Mortgage & agency debt securities	0.68
Municipal bonds	0.32
US government obligation	0.33
Non US-government obligation	0.04
Total bonds	10.77%
Investment companies
UBS Global Corporate Bond Relationship Fund	10.79
UBS Opportunistic Emerging Markets Debt Relationship Fund	3.04
UBS U.S. Equity Alpha Relationship Fund	13.33
Total investment companies	27.16%
Rights	0.00 (2)
Short-term investment	6.21
Options purchased	0.51
Investment of cash collateral from securities loaned	0.76
Total investments before investments sold short	104.84%

Investments sold short
Common stocks
Aerospace & defense	(0.52)%
Air freight & logistics	(0.80)
Airlines	(0.14)
Automobiles	(0.16)
Beverages	(0.27)
Biotechnology	(0.11)
Chemicals	(0.06)
Commercial banks	(0.40)
Communications equipment	(0.20)
Computers & peripherals	(0.58)
Construction materials	(0.08)
Diversified financial services	(0.03)
Diversified telecommunication services	(0.21)
Electric utilities	(0.33)
Electrical equipment	(0.42)
Electronic equipment, instruments & components	(0.36)

UBS Dynamic Alpha Fund

Energy equipment & services	(0.16)%
Food & staples retailing	(0.14)
Food products	(0.78)
Health care equipment & supplies	(0.31)
Health care providers & services	(0.39)
Hotels, restaurants & leisure	(0.30)
Household products	(0.34)
Independent power producers & energy traders	(0.07)
Industrial conglomerates	(0.11)
Insurance	(0.46)
Internet & catalog retail	(0.17)
Internet software & services	(0.20)
IT services	(0.45)
Leisure equipment & products	(0.06)
Life sciences tools & services	(0.40)
Machinery	(0.86)
Media	(0.40)
Metals & mining	(0.08)
Multiline retail	(0.61)
Multi-utilities	(0.90)
Oil, gas & consumable fuels	(1.22)
Pharmaceuticals	(1.07)
Road & rail	(0.10)
Semiconductors & semiconductor equipment	(0.96)
Software	(0.62)
Specialty retail	(0.58)
Thrifts & mortgage finance	(0.10)
Trading companies & distributors	(0.42)
Water utilities	(0.24)
Wireless telecommunication services	(0.05)
Total investments sold short	(17.22)%
Total investments, net of investments sold short	87.62
Cash and other assets, less liabilities	12.38
Net assets	100.00%

(1)                                Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

(2)                                Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Common stocks—58.90%
Australia—0.38%
AMP Ltd.	35,387	$174,779
BHP Billiton Ltd.	20,099	755,893
Incitec Pivot Ltd.(1)	200,222	694,753
National Australia Bank Ltd.	15,389	376,913
Total Australia common stocks		2,002,338

Austria—0.26%
BWIN Interactive Entertainment AG	5,022	260,465
Wiener Staedtische Versicherung AG	20,043	1,077,371
Total Austria common stocks		1,337,836

Belgium—0.61%
Anheuser-Busch InBev NV	47,405	2,788,563
KBC Groep NV*	8,469	379,900
Total Belgium common stocks		3,168,463

Brazil—0.07%
Lojas Renner SA	10,500	359,867

Canada—0.05%
Western Coal Corp.*	48,800	278,410

China—0.97%
Baidu, Inc. ADR*	12,800	1,313,536
Belle International Holdings Ltd.	232,000	465,863
Dongfeng Motor Group Co., Ltd., H Shares	222,000	454,366
Focus Media Holding Ltd. ADR*(1)	31,100	755,730
Fushan International Energy Group Ltd.	414,000	280,665
Guangzhou Automobile Group Co., Ltd., H Shares	254,000	437,364
Hong Kong Exchanges and Clearing Ltd.	40,400	795,623
Shangri-La Asia Ltd.	134,000	304,999
Sun Hung Kai Properties Ltd.	14,000	241,789
Total China common stocks		5,049,935

Denmark—0.61%
Carlsberg A/S, Class B	3,458	360,551
Danisco A/S	3,180	283,576
FLSmidth & Co. A/S	6,307	460,784
Jyske Bank A/S*	22,741	886,877
Novo Nordisk A/S, Class B	5,480	543,810
Tryg AS	10,738	645,639
Total Denmark common stocks		3,181,237

Finland—0.28%
Nokia Oyj	78,649	790,198
Sampo Oyj, Class A	24,041	649,251
Total Finland common stocks		1,439,449

France—1.30%
BNP Paribas	3,358	238,823
Bouygues SA(1)	22,639	971,709
Carrefour SA	22,705	1,219,996
Cie Generale des Etablissements Michelin, Class B(1)	4,447	338,341
LVMH Moet Hennessy Louis Vuitton SA	5,124	751,618
PPR	3,753	607,558
Remy Cointreau SA(1)	6,854	461,596
Sanofi-Aventis SA	12,134	808,474
Societe Generale	12,373	712,652
Vallourec SA	6,525	648,194
Total France common stocks		6,758,961

Germany—2.25%
Allianz SE	4,795	541,899

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Germany
Bayer AG	18,166	$1,266,720
Bayerische Motoren Werke AG	6,340	444,596
Deutsche Post AG	101,246	1,836,404
E.ON AG	65,912	1,943,554
GEA Group AG	15,153	378,752
HeidelbergCement AG	19,674	948,108
Linde AG	5,368	698,716
MAN SE	8,579	935,158
Metro AG	10,035	653,230
SAP AG	34,422	1,702,702
Sky Deutschland AG*	95,626	133,621
United Internet AG	13,644	220,598
Total Germany common stocks		11,704,058

Guernsey—0.01%
Resolution Ltd.	17,509	67,387

India—0.21%
ICICI Bank Ltd. ADR	13,400	667,990
Tata Motors Ltd. ADR(1)	17,000	433,670
Total India common stocks		1,101,660

Ireland—0.76%
Covidien PLC(2)	61,900	2,487,761
CRH PLC	45,808	751,871
Seagate Technology PLC*(2)	62,800	739,784
Total Ireland common stocks		3,979,416

Israel—0.07%
Teva Pharmaceutical Industries Ltd. ADR	7,000	369,250

Italy—0.89%
ENI SpA	93,769	2,023,558
Finmeccanica SpA	113,538	1,348,914
Saipem SpA	13,806	552,962
UniCredit SpA	272,073	694,702
Total Italy common stocks		4,620,136

Japan—1.26%
Asahi Glass Co., Ltd.	68,000	693,196
Canon, Inc.	13,100	611,218
Disco Corp.(1)	7,800	448,491
Fanuc Ltd.	3,000	382,008
Ibiden Co., Ltd.	7,600	192,913
Isuzu Motors Ltd.	113,000	435,865
Komatsu Ltd.	20,500	475,910
Makino Milling Machine Co., Ltd.*	43,000	291,028
Mitsubishi Corp.	19,900	472,232
Mitsubishi UFJ Financial Group, Inc.	50,900	237,184
Nippon Sheet Glass Co., Ltd.	96,000	209,295
Nippon Yusen KK	93,000	381,001
Nomura Holdings, Inc.	76,900	372,156
NTT DoCoMo, Inc.	162	269,741
THK Co., Ltd.	32,200	603,268
Toshiba Corp.	68,000	329,085
Toyoda Gosei Co., Ltd.	7,300	160,901
Total Japan common stocks		6,565,492

Jersey (Channel Islands)—0.06%
Experian PLC	29,215	318,044

Luxembourg—0.35%
ArcelorMittal	54,865	1,807,040

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Malaysia—0.07%
Malayan Banking Bhd	136,000	$387,690

Netherlands—2.22%
ASML Holding NV	28,033	837,312
Heineken NV	29,565	1,533,183
Hunter Douglas NV	8,330	334,885
Koninklijke Ahold NV	87,901	1,184,889
Koninklijke Philips Electronics NV Shares	31,815	997,742
Ordina NV*	43,032	157,042
Reed Elsevier NV	127,926	1,613,155
Royal Dutch Shell PLC, Class A	110,119	3,314,411
TNT NV	45,290	1,216,927
Unilever NV CVA	12,152	363,214
Total Netherlands common stocks		11,552,760

Norway—0.51%
Storebrand ASA*	144,633	885,089
Telenor ASA	86,975	1,362,046
Yara International ASA	8,656	391,505
Total Norway common stocks		2,638,640

Portugal—0.21%
Portugal Telecom, SGPS, SA	82,065	1,095,257

Singapore—0.04%
Golden Agri-Resources Ltd.	502,000	217,580

South Africa—0.05%
Aspen Pharmacare Holdings Ltd.*	19,368	261,195

South Korea—0.21%
Hyundai Heavy Industries Co., Ltd.	706	202,776
Hyundai Mobis	3,481	784,579
LG Innotek Co., Ltd.	1,096	134,567
Total South Korea common stocks		1,121,922

Spain—1.46%
Acciona SA	9,741	822,793
Amadeus IT Holding SA, Class A*	14,553	267,732
Banco Bilbao Vizcaya Argentaria SA	53,880	727,541
Banco Santander SA	190,799	2,423,414
Enagas SA	47,208	956,657
Gestevision Telecinco SA(1)	20,714	228,166
Inditex SA	9,140	726,050
Repsol YPF SA	40,475	1,042,580
Telefonica SA	17,481	432,890
Total Spain common stocks		7,627,823

Sweden—1.14%
Assa Abloy AB, Class B	100,992	2,547,144
Autoliv, Inc.(1)	4,200	274,386
Nordea Bank AB	161,492	1,681,921
Swedish Match AB	24,942	665,332
Volvo AB, Class B*	51,593	757,781
Total Sweden common stocks		5,926,564

Switzerland—3.93%
ABB Ltd.*	69,685	1,468,658
Cie Financiere Richemont SA, Class A	16,924	814,811
Credit Suisse Group AG	6,932	296,284
GAM Holding AG*	27,868	422,565
Givaudan SA	2,345	2,395,950
Nestle SA	75,055	3,998,503
Nobel Biocare Holding AG(1)	69,170	1,242,406
Novartis AG	76,083	4,362,975
Roche Holding AG	22,099	3,060,690

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Switzerland
Swatch Group AG	10,597	$732,241
Xstrata PLC	74,152	1,418,792
Zurich Financial Services AG	1,159	271,630
Total Switzerland common stocks		20,485,505

Thailand—0.04%
Italian-Thai Development PCL*	1,200,300	199,721

United Kingdom—9.64%
Amlin PLC	27,372	172,554
Anglo American PLC	17,492	693,961
Autonomy Corp. PLC*	8,571	244,106
BAE Systems PLC	294,809	1,585,244
Barclays PLC	549,491	2,586,133
BG Group PLC	29,224	513,481
BP PLC	352,465	2,368,674
Cable & Wireless Worldwide PLC	200,020	231,102
Carnival PLC	22,309	876,831
Cattles PLC*(3),(4)	404,007	0
Diageo PLC	154,899	2,666,906
Ensco International PLC ADR(2)	9,300	415,989
Firstgroup PLC	140,349	799,881
GlaxoSmithKline PLC	54,844	1,080,807
Halma PLC	141,747	704,752
Hiscox Ltd.	30,542	167,349
HSBC Holdings PLC	233,406	2,364,937
Imperial Tobacco Group PLC	52,219	1,556,125
Jardine Lloyd Thompson Group PLC	61,465	557,607
Kingfisher PLC	158,442	582,916
Lloyds Banking Group PLC*	2,242,399	2,610,940
Pearson PLC	75,523	1,169,188
Prudential PLC	179,185	1,791,631
Reckitt Benckiser Group PLC	52,745	2,900,828
Reed Elsevier PLC	153,612	1,298,243
Rio Tinto PLC	8,211	479,959
Sage Group PLC	1,131,706	4,912,053
Sportingbet plc	257,724	320,648
Stagecoach Group PLC	417,700	1,195,532
Standard Chartered PLC	33,388	957,723
Tesco PLC	119,375	795,111
Tullow Oil PLC	48,908	978,809
Unilever PLC	83,076	2,402,580
Vodafone Group PLC	2,542,963	6,275,737
William Hill PLC	232,093	605,228
Wolseley PLC*	53,780	1,350,883
Total United Kingdom common stocks		50,214,448

United States—28.99%
ACE Ltd.(2)	14,400	838,800
Adobe Systems, Inc.*(2)	41,100	1,074,765
Aflac, Inc.(2)	15,900	822,189
Allergan, Inc.(2)	60,100	3,998,453
Amazon.com, Inc.*(2)	24,400	3,832,264
American Electric Power Co., Inc.(2)	52,800	1,912,944
American Tower Corp., Class A*	13,200	676,632
Amylin Pharmaceuticals, Inc.*(2)	37,000	771,450
Anadarko Petroleum Corp.(2)	26,300	1,500,415
Apache Corp.	6,800	664,768
Apollo Group, Inc., Class A*(2)	12,000	616,200
Apple, Inc.*(2)	22,900	6,497,875
Arch Coal, Inc.(2)	20,300	542,213
Arrow Electronics, Inc.*(2)	19,200	513,216
Autodesk, Inc.*(2)	43,700	1,397,089
Avon Products, Inc.(2)	72,500	2,327,975

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States—(continued)
Baker Hughes, Inc.(2)	19,000	$809,400
Ball Corp.(2)	2,000	117,700
Bank of New York Mellon Corp.(2)	31,700	828,321
Baxter International, Inc.(2)	9,100	434,161
Becton Dickinson and Co.(2)	5,300	392,730
BlackRock, Inc.	4,000	681,000
BorgWarner, Inc.*(2)	19,500	1,026,090
Boston Scientific Corp.*(2)	33,100	202,903
Broadcom Corp., Class A(2)	43,500	1,539,465
C.H. Robinson Worldwide, Inc.	10,400	727,168
CareFusion Corp.*(2)	6,900	171,396
Carnival Corp.(2)	17,600	672,496
Cisco Systems, Inc.*	109,100	2,389,290
City National Corp.(2)	9,900	525,393
CME Group, Inc.	3,200	833,440
Coca-Cola Co.(2)	4,400	257,488
Colgate-Palmolive Co.	5,600	430,416
Comcast Corp., Class A(2)	47,000	849,760
Concho Resources, Inc.*	13,300	880,061
Constellation Brands, Inc., Class A*(2)	62,900	1,112,701
Crown Castle International Corp.*	44,100	1,947,015
Crown Holdings, Inc.*(2)	14,600	418,436
Danaher Corp.(2)	67,600	2,745,236
Discover Financial Services(2)	34,100	568,788
Discovery Communications, Inc., Class A*	25,800	1,123,590
Dolby Laboratories, Inc., Class A*(2)	13,500	766,935
Dover Corp.(2)	24,200	1,263,482
Dow Chemical Co.(2)	6,500	178,490
EMC Corp.*	94,800	1,925,388
EOG Resources, Inc.(2)	7,800	725,166
Exelon Corp.(2)	63,600	2,708,088
Express Scripts, Inc.*	16,700	813,290
FedEx Corp.(2)	33,700	2,881,350
Fidelity National Information Services, Inc.(2)	39,400	1,068,922
FirstEnergy Corp.(2)	43,300	1,668,782
Fortune Brands, Inc.(2)	38,400	1,890,432
GameStop Corp., Class A*(2)	25,000	492,750
General Dynamics Corp.(2)	28,100	1,764,961
General Mills, Inc.	31,100	1,136,394
Genzyme Corp.*(2)	13,700	969,823
Gilead Sciences, Inc.(2)	4,300	153,123
Goldman Sachs Group, Inc.	6,400	925,312
Google, Inc., Class A*	5,600	2,944,424
Hess Corp.(2)	5,100	301,512
Hewlett-Packard Co.(2)	28,700	1,207,409
Home Depot, Inc.(2)	46,200	1,463,616
Illinois Tool Works, Inc.(2)	89,900	4,227,098
IntercontinentalExchange, Inc.*	9,700	1,015,784
International Game Technology	58,900	851,105
Interpublic Group of Companies, Inc.*(2)	129,000	1,293,870
Intersil Corp., Class A(2)	91,900	1,074,311
Intuit, Inc.*(2)	23,900	1,047,059
JB Hunt Transport Services, Inc.(2)	14,800	513,560
Johnson & Johnson(2)	10,100	625,796
JPMorgan Chase & Co.(2)	5,900	224,613
Juniper Networks, Inc.*	31,300	949,955
Kellogg Co.	31,800	1,606,218
KLA-Tencor Corp.(2)	12,200	429,806
Kroger Co.(2)	64,400	1,394,904
Las Vegas Sands Corp.*	22,400	780,640

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States
Life Technologies Corp*	17,400	$812,406
Lowe’s Cos., Inc.(2)	34,800	775,692
Marvell Technology Group Ltd.*(2)	48,900	856,239
MasterCard, Inc., Class A	8,000	1,792,000
McDonald’s Corp.	33,000	2,458,830
McKesson Corp.(2)	8,900	549,842
MDU Resources Group, Inc.(2)	52,400	1,045,380
Mead Johnson Nutrition Co., Class A(2)	5,100	290,241
Medco Health Solutions, Inc.*(2)	49,200	2,561,352
Medtronic, Inc.(2)	11,900	399,602
MEMC Electronic Materials, Inc.*(2)	15,600	185,952
Merck & Co., Inc.(2)	18,000	662,580
Microsoft Corp.(2)	43,100	1,055,519
Molson Coors Brewing Co., Class B(2)	13,000	613,860
Monsanto Co.(2)	3,600	172,548
Mosaic Co.	18,300	1,075,308
National Semiconductor Corp.(2)	35,600	454,612
NetApp, Inc.*	19,100	950,989
NIKE, Inc., Class B	10,700	857,498
Noble Corp.(2)	8,900	300,731
Northrop Grumman Corp.(2)	23,700	1,436,931
Occidental Petroleum Corp.	11,500	900,450
Omnicom Group, Inc.(2)	14,700	580,356
Oracle Corp.	50,000	1,342,500
PACCAR, Inc.(2)	32,900	1,584,135
Pall Corp.(2)	16,400	682,896
Parker Hannifin Corp.	9,500	665,570
Peabody Energy Corp.(2)	9,300	455,793
PepsiCo, Inc.(2)	19,900	1,322,156
Pfizer, Inc.(2)	49,900	856,783
Philip Morris International, Inc.(2)	13,300	745,066
Praxair, Inc.	14,300	1,290,718
Priceline.com, Inc.*	4,900	1,706,866
Principal Financial Group, Inc.(2)	30,200	782,784
Procter & Gamble Co.(2)	9,600	575,712
QUALCOMM, Inc.(2)	60,900	2,747,808
Red Hat, Inc.*	23,600	967,600
Roper Industries, Inc.	12,700	827,786
Ryder System, Inc.(2)	31,700	1,355,809
Schlumberger Ltd.	9,400	579,134
Sempra Energy(2)	21,600	1,162,080
Sherwin-Williams Co.	17,900	1,345,006
Southwest Airlines Co.(2)	108,700	1,420,709
Southwestern Energy Co.*	9,100	304,304
Sprint Nextel Corp.*(2)	130,600	604,678
Sunoco, Inc.(2)	14,400	525,600
Symantec Corp.*(2)	46,000	697,820
Target Corp.(2)	18,300	977,952
Teradata Corp.*	24,600	948,576
Texas Instruments, Inc.(2)	22,300	605,222
Time Warner Cable, Inc.	2	108
Time Warner, Inc.(2)	4,800	147,120
Tupperware Brands Corp.(2)	6,400	292,864
Ultra Petroleum Corp.*(2)	60,700	2,548,186
Union Pacific Corp.	10,700	875,260
United Technologies Corp.	22,500	1,602,675
UnitedHealth Group, Inc.(2)	8,400	294,924
Verisk Analytics, Inc., Class A*	20,600	577,006
Viacom, Inc., Class B(2)	21,400	774,466
Visa, Inc., Class A(2)	19,400	1,440,644
WellPoint, Inc.*(2)	11,100	628,704
Wells Fargo & Co.(2)	27,100	681,023

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares		Value
United States—(concluded)
Whirlpool Corp.(2)	4,400		$356,224
Total United States common stocks			151,045,245
Total common stocks (cost $265,696,728)			306,883,329
Preferred stocks—0.53%
Germany—0.53%
Henkel AG & Co KGaA, Preference shares	51,682		2,775,946
Total Preferred (cost $1,751,293)			2,775,946

	Face amount
Bonds—10.77%
Corporate bonds—5.73%
Australia—0.09%
Leighton Finance Ltd.,
9.500%, due 07/28/14	AUD	250,000	248,052
Wesfarmers Ltd.,
8.250%, due 09/11/14	250,000		251,503
Total Australia corporate bonds			499,555

Bermuda—0.13%
Noble Group Ltd.,
6.750%, due 01/29/20(5)	$500,000		538,500
Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000		163,676
Total Bermuda corporate bonds			702,176

Canada—0.17%
Citigroup Finance Canada, Inc.,
6.750%, due 09/22/14	CAD	250,000	266,770
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16	$587,500		605,860
Total Canada corporate bonds			872,630

Cayman Islands—0.17%
Vale Overseas Ltd.,
4.625%, due 09/15/20	500,000		516,420
Transocean, Inc.,
5.250%, due 03/15/13(1)	350,000		368,100
Total Cayman Islands corporate bonds			884,520

France—0.05%
Credit Agricole SA,
6.637%, due 05/31/17(5),(6),(7)	300,000		273,000

Germany—0.10%
HeidelbergCement AG,
8.000%, due 01/31/17	EUR	350,000	505,766

Luxembourg—0.19%
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	300,000	504,070
Wind Acquisition Finance SA,
11.000%, due 12/01/15	EUR	325,000	466,317
Total Luxembourg corporate bonds			970,387

Netherlands—0.11%
EDP Finance BV,
4.900%, due 10/01/19(5)	$600,000		573,624

Spain—0.13%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15(5)	650,000		659,437

United Kingdom—0.46%
Anglo American Capital plc,
2.150%, due 09/27/13(5)	450,000		453,267
FCE Bank PLC,
7.125%, due 01/16/12	EUR	350,000	492,644
7.125%, due 01/15/13	250,000		354,445

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description		Face amount	Value
United Kingdom
Lloyds TSB Bank PLC,
5.800%, due 01/13/20(5)		$600,000	$628,548
OTE PLC,
5.375%, due 02/14/11	EUR	125,000	171,277
Virgin Media Finance PLC,
9.125%, due 08/15/16		$275,000	294,250
Total United Kingdom corporate bonds			2,394,431

United States—4.13%
Ally Financial, Inc.,
6.625%, due 05/15/12		150,000	154,424
American General Finance Corp.,
4.000%, due 03/15/11		600,000	597,000
5.625%, due 08/17/11		300,000	297,000
American Honda Finance Corp.,
2.500%, due 09/21/15(5)		300,000	302,421
Anadarko Petroleum Corp.,
5.950%, due 09/15/16		300,000	327,579
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14		650,000	715,000
Axcan Intermediate Holdings, Inc.,
12.750%, due 03/01/16		600,000	612,000
Bellsouth Capital Funding Corp.,
7.875%, due 02/15/30		300,000	374,329
Biomet, Inc.,
10.375%, due 10/15/17(8)		250,000	277,500
Boise Cascade LLC,
7.125%, due 10/15/14		700,000	672,000
Chesapeake Energy Corp.,
9.500%, due 02/15/15		250,000	289,375
Citigroup, Inc.,
4.750%, due 05/31/17(6)	EUR	900,000	1,189,723
Crown Americas LLC,
7.625%, due 05/15/17		$650,000	702,000
Discover Financial Services,
10.250%, due 07/15/19		300,000	384,323
DISH DBS Corp.,
6.625%, due 10/01/14		250,000	261,250
Fidelity National Financial, Inc.,
6.600%, due 05/15/17		175,000	180,582
FireKeepers Development Authority,
13.875%, due 05/01/15(5)		300,000	349,500
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39		280,000	282,164
Ford Motor Credit Co. LLC,
12.000%, due 05/15/15		650,000	818,654
Frontier Communications Corp.,
8.250%, due 05/01/14		250,000	274,687
Hertz Corp.,
8.875%, due 01/01/14		500,000	513,125
International Lease Finance Corp.,
5.000%, due 09/15/12		250,000	248,750
8.625%, due 09/15/15(5)		675,000	722,250
Kinder Morgan Energy Partners LP,
7.300%, due 08/15/33		700,000	812,331
Kraft Foods, Inc.,
6.500%, due 02/09/40		325,000	380,531
Merrill Lynch & Co., Inc.,
6.400%, due 08/28/17		700,000	766,014
Momentive Performance Materials, Inc.,
11.500%, due 12/01/16(1)		250,000	250,000

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description		Face amount	Value
United States—(concluded)
Morgan Stanley,
6.250%, due 08/28/17		$500,000	$546,693
7.300%, due 05/13/19		600,000	690,109
Owens Corning,
6.500%, due 12/01/16		300,000	324,562
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16		300,000	322,875
Pacific Bell Telephone Co.,
7.125%, due 03/15/26		350,000	415,218
Pacific Life Insurance Co.,
9.250%, due 06/15/39(5)		500,000	631,817
Petrohawk Energy Corp.,
10.500%, due 08/01/14		550,000	622,875
Plains Exploration & Production Co.,
7.750%, due 06/15/15		450,000	471,937
Reynolds American, Inc.,
6.750%, due 06/15/17		300,000	337,415
Ryerson, Inc.,
12.000%, due 11/01/15		500,000	515,000
SunGard Data Systems, Inc.,
9.125%, due 08/15/13		450,000	459,563
SunTrust Bank,
7.250%, due 03/15/18		300,000	341,178
Swiss Re Solutions Holding Corp.,
6.450%, due 03/01/19		300,000	328,193
Tennessee Valley Authority.,
4.625%, due 09/15/60		600,000	625,052
Univision Communications, Inc.,
12.000%, due 07/01/14(5)		600,000	656,250
Wachovia Capital Trust III,
5.800%, due 03/15/11(6),(7)		300,000	263,250
Wells Fargo Capital XIII,
7.700%, due 03/26/13(6),(7)		300,000	311,250
Williams Cos., Inc.,
8.750%, due 03/15/32		241,000	302,000
Yankee Acquisition Corp.,
8.500%, due 02/15/15		300,000	309,750
Yonkers Racing Corp.,
11.375%, due 07/15/16(5)		270,000	292,950
Total United States corporate bonds			21,522,449
Total corporate bonds (cost $28,425,345)			29,857,975

Asset-backed securities—0.81%
Cayman Islands—0.14%
Commercial Industrial Finance Corp., Series 2007-1A, Class A1LB,
0.751%, due 05/10/21(3),(5),(6),(9)		1,000,000	728,500
Total Cayman Islands asset-backed securities			728,500

United Kingdom—0.10%
Chester Asset Receivables Dealings No. 12 PLC, Series C,
2.184%, due 01/18/11(6)	GBP	320,000	498,592
Total United Kingdom asset-backed securities			498,592

United States—0.57%
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2,
0.456%, due 08/25/35(6)		$92,450	88,349

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
United States
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6,
6.300%, due 06/20/14	$200,000	$212,776
Countrywide Asset-Backed Certificates, Series 2005-7, Class 3AV3,
0.666%, due 11/25/35(6)	11,499	11,489
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3,
0.306%, due 11/25/36(6)	65,250	64,504
Home Equity Asset Trust, Series 2006-3, Class 2A3,
0.436%, due 07/25/36(6)	346,664	333,662
Home Equity Mortgage Trust, Series 2006-6, Class 2A1,
0.356%, due 03/25/37(6)	2,543,944	175,703
MBNA Credit Card Master Note Trust,
Series 2003-C7, Class C7,
1.607%, due 03/15/16(6)	375,000	369,958
Series 2004-B1, Class B1,
4.450%, due 08/15/16	325,000	352,185
Nomura Asset Acceptance Corp., Series 2006-S4, Class A1,
0.426%, due 08/25/36(3),(6)	1,112,312	297,202
Popular ABS Mortgage Pass-Through Trust, Series 2006-E, Class A1,
0.346%, due 01/25/37(6)	18,377	18,293
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
0.326%, due 01/25/37(6)	102,537	100,749
Series 2005-3, Class AF3,
4.814%, due 11/25/35(10)	53,827	52,230
Residential Asset Securities Corp.,
Series 2006-KS2, Class A3,
0.446%, due 03/25/36(6)	356,309	336,893
Series 2005-KS11, Class AI3,
0.456%, due 12/25/35(6)	40,468	39,638
SACO I Trust, Series 2006-3, Class A1,
0.616%, due 04/25/36(6)	1,738,879	501,938
Soundview Home Equity Loan Trust, Series 2006-OPT3, Class 2A2,
0.366%, due 06/25/36(6)	7,224	7,176
Total United States asset-backed securities		2,962,745
Total asset-backed securities (cost $7,245,395)		4,189,837

Collateralized debt obligations—1.77%
Cayman Islands—0.64%
Avenue CLO Fund Ltd., Series 2007-5I, Class SUB,
due 04/25/19(3),(11)	2,200,000	440,000
Emerson Place CLO Ltd., Series 2006-1A, Class SUB,
due 01/15/19(3),(5),(9),(11)	1,750,000	980,000
FM Leveraged Capital Fund II,
due 11/20/20(3),(5),(6),(9),(11)	5,300,000	378,950
Harbourview CLO VI Ltd., Series 6A, Class SUB,
due 12/27/19(3),(5),(9),(11)	1,200,000	480,000

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Cayman Islands—(concluded)
LNR CDO Ltd., Series 2006-1A, Class FFX,
7.592%, due 05/28/43(3),(5),(9)	$8,000,000		$312
Shasta CLO Ltd.,
due 04/20/13(3),(5),(6),(9),(11)	2,000,000		1,060,000
Total Cayman Islands collateralized debt obligations			3,339,262

Ireland—0.12%
Avoca CLO I BV, Series VI-A, Class M,
due 01/16/23(3),(5),(9),(11)	EUR	1,500,000	562,341
Eurocredit CDO BV, Series VI-X, Class SUB,
due 01/16/22(3),(6),(11)	4,500,000		61,346
Total Ireland collateralized debt obligations			623,687

Luxembourg—0.01%
Ashwell Rated SA,
due 12/22/77(3),(4),(5),(6),(9),(11)	GBP	1,950,000	31
GSC European CDO SA, Series I-RA, Class SUB,
due 12/15/22(3),(5),(6),(9),(11)	EUR	2,400,000	65,436
Total Luxembourg collateralized debt obligations			65,467

Netherlands—0.85%
Ares Euro CLO BV, Series 2007-1A, Class G1,
13.138%, due 05/15/24(3),(5),(6),(9)	1,400,000		496,223
Cadogan Square CLO BV, Series 3A, Class M,
8.601%, due 01/17/23(3),(5),(6),(9)	2,000,000		490,770
Harbourmaster CLO Ltd., Series 7A, Class C,
12.000%, due 09/22/22(3),(5),(9)	3,000,000		899,745
Highlander Euro CDO, Series 2006-2CA, Class F1,
due 12/14/22(3),(5),(9),(11)	3,000,000		1,022,437
Prospero CLO I BV, Series I-A, Class A2,
0.816%, due 03/20/17(3),(5),(6),(9)	$1,000,000		760,000
Regent’s Park CDO BV, Series 1A, Class F,
6.465%, due 01/26/23(3),(5),(6),(9)	EUR	2,000,000	763,420
Total Netherlands collateralized debt obligations			4,432,595

United States—0.15%
Cent CDO Ltd., Series 2006-12A, Class INC,
due 11/18/20(3),(11)	$2,000,000		760,000
Total collateralized debt obligations (cost $52,057,253)			9,221,011

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount	Value
Commercial mortgage-backed securities—1.09%
United States—1.09%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3,
4.128%, due 07/10/42	$94,692	$94,667
Series 2006-6, Class A4,
5.356%, due 10/10/45	800,000	840,566
Series 2007-2, Class AM,
5.877%, due 04/10/49(6)	450,000	376,243
Series 2007-4, Class A4,
5.934%, due 02/10/51(6)	400,000	430,234
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM,
5.887%, due 12/10/49(6)	650,000	610,661
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4,
5.543%, due 12/10/49	400,000	408,629
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,200,000	1,107,841
Series 2006-GG7, Class A4,
6.080%, due 07/10/38(6)	900,000	986,097
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
6.002%, due 08/10/45(1),(6)	300,000	313,513
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM,
5.464%, due 12/12/43	300,000	285,277
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B,
6.002%, due 08/12/45(5),(6)	250,000	230,556
Total commercial mortgage-backed securities (cost $4,515,762)		5,684,284

Mortgage & agency debt securities—0.68%
United States—0.68%
American Home Mortgage Investment Trust, Series 2006-3, Class 4A,
0.446%, due 11/25/35(6)	2,658,405	633,471
Banc of America Alternative Loan Trust, Series 2006-9, Class B2,
6.250%, due 01/25/37(3)	309,278	155
Countrywide Alternative Loan Trust, Series 2006-45T1, Class M1,
6.000%, due 02/25/37	260,483	26
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.649%, due 05/25/36(6)	662,622	7,587
Series 2006-7, Class B1,
5.884%, due 08/25/36(6)	383,989	4
Federal Home Loan Bank of Chicago,
5.625%, due 06/13/16	1,300,000	1,451,377
Federal National Mortgage Association,
7.333%, due 10/09/19(12),(13)	1,700,000	1,122,287

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description		Face amount	Value
United States—(concluded)
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
6.073%, due 06/25/36(6)	$954,956		$28,043
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.497%, due 06/19/35(6)		256,040	166,322
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.075%, due 04/25/35(6)		1,680,234	61,156
Series 2007-1, Class B1II,
6.002%, due 02/25/37(6)		342,496	1,695
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3B1,
5.597%, due 12/25/36(6)		1,296,817	29,632
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.969%, due 09/25/36(6)		331,695	3,317
Series 2006-18, Class B1,
6.000%, due 12/26/36		1,261,838	43,940
Total mortgage & agency debt securities (cost $5,999,008)			3,549,012

Municipal bonds—0.32%
State of California General Obligation Bonds,
7.300%, due 10/01/39		1,425,000	1,510,942
State of Illinois General Obligation Bonds,
Series 2010,
4.421%, due 01/01/15		165,000	173,144
Total municipal bonds (cost $1,601,616)			1,684,086

US government obligation—0.33%
US Treasury Bonds, PO,
5.762%, due 08/15/29 (12) (cost $1,676,018)		3,500,000	1,722,907

Non US-government obligation—0.04%
Greece—0.04%
Hellenic Republic Government Bond,
4.300%, due 03/20/12 (cost $206,562)	EUR	160,000	205,927
Total bonds (cost $101,726,959)			56,115,039

	Shares
Investment companies—27.16%
UBS Global Corporate Bond Relationship Fund*(14)	5,088,193	56,181,787
UBS Opportunistic Emerging Markets Debt Relationship Fund*(14)	985,339	15,839,821
UBS U.S. Equity Alpha Relationship Fund*(14)	6,785,905	69,454,415
Total investment companies (cost $119,670,684)		141,476,023

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Number of rights	Value
Rights—0.00%(15)
France—0.00%(15)
Cie Generale des Etablissements Michelin, expires 10/13/10* (cost $0)	4,447	$12,416

	Shares
Short-term investment—6.21%
Investment company—6.21%
UBS Cash Management Prime Relationship Fund(14) (cost $32,368,006)	32,368,006	32,368,006

	Number of contracts
Options purchased—0.51%
Call options—0.47%
1 Year Euro-Dollar Mid Curve, strike @ USD 98.50, expires December 2010*	638	1,291,950
S&P 500 Index, strike @ USD 1,175.00, expires March 2011*	213	1,118,250
US Ultra Treasury Bond Future, strike @ USD 146.00, expires December 2010*	11	23,719
US Ultra Treasury Bond Future, strike @ USD 147.00, expires December 2010*	15	27,890
Put options—0.03%
5 Year US Treasury Notes, strike @ USD 120.50, expires November 2010*	167	91,328
90 Day Euro-Dollar Futures, strike @ USD 99.25, expires December 2010*	568	21,300
90 Day Euro-Dollar Futures, strike @ USD 96.00, expires March 2011*	161	1,006
90 Day Euro-Dollar Futures, strike @ USD 95.00, expires June 2011*	144	900
90 Day Euro-Dollar Futures, strike @ USD 96.00, expires September 2011*	528	3,300

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Notional Amount	Value
Payer Options Purchased on Interest Rate swaps—0.01%
Expiring 04/27/11. If exercised the Fund pays semi-annually 4.035% and receives quarterly floating 6 month LIBOR terminating 04/27/18. European style. Counterparty: Deutsche Bank AG*	6,500,000	13,991
Expiring 06/10/11. If exercised the Fund pays semi-annually 1.990% and receives quarterly floating 3 month LIBOR terminating 06/10/13. European style. Counterparty: Deutsche Bank AG*	32,500,000	20,769
Expiring 11/30/10. If exercised the Fund pays semi-annually 2.520% and receives quarterly floating 3 month LIBOR terminating 08/15/17. European style. Counterparty: Goldman Sachs International*	17,150,000	21,555
Total options purchased (cost $2,911,127)		2,635,958

	Shares
Investments of cash collateral from securities loaned—0.76%
UBS Private Money Market Fund LLC(14) (cost $3,956,172)	3.956,172	3,956,172

Total investments before investments sold short—104.84% (cost $528,080,969)		546,222,889

Investments sold short—(17.22)%
Common stocks—(17.22)%
Ireland—(0.08)%
Ingersoll-Rand PLC	(11,000)	(392,810)

United States—(17.14)%
3M Co.	(6,700)	(580,957)
Advanced Micro Devices, Inc.	(95,500)	(679,005)
Akamai Technologies, Inc.	(20,700)	(1,038,726)
Alliant Energy Corp.	(29,900)	(1,086,865)
Altera Corp.	(38,100)	(1,149,096)
Amedisys, Inc.	(9,400)	(223,720)
American Water Works Co., Inc.	(30,100)	(700,427)
Aqua America, Inc.	(29,200)	(595,680)
Archer-Daniels-Midland Co. NPV	(5,200)	(165,984)
Avnet, Inc.	(19,100)	(515,891)
Berkshire Hathaway, Inc., Class B	(2,500)	(206,700)
Best Buy Co., Inc.	(25,100)	(1,024,833)
BMC Software, Inc.	(57,400)	(2,323,552)
Bristol-Myers Squibb Co.	(37,500)	(1,016,625)
Brown-Forman Corp., Class B	(22,900)	(1,411,556)
C.H. Robinson Worldwide, Inc.	(30,100)	(2,104,592)
Calpine Corp.	(29,200)	(363,540)
Cardinal Health, Inc.	(20,300)	(670,712)
Caterpillar, Inc.	(15,200)	(1,195,936)
Celgene Corp.	(9,900)	(570,339)
CenturyLink, Inc.	(10,500)	(414,330)
Charles River Laboratories International, Inc.	(23,900)	(792,285)
Chesapeake Energy Corp.	(33,500)	(758,775)
Chevron Corp.	(8,500)	(688,925)
Chubb Corp.	(5,900)	(336,241)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Church & Dwight Co., Inc.	(4,300)	(279,242)
Clorox Co.	(18,500)	(1,235,060)
CME Group, Inc.	(600)	(156,270)
Cognizant Technology Solutions Corp., Class A	(7,700)	(496,419)
Colgate-Palmolive Co.	(3,300)	(253,638)
Compuware Corp.	(24,300)	(207,279)
ConocoPhillips	(9,300)	(534,099)
CONSOL Energy, Inc.	(9,700)	(358,512)
Consolidated Edison, Inc.	(31,600)	(1,523,752)
Corning, Inc.	(35,200)	(643,456)
Covance, Inc.	(11,400)	(533,406)
CSX Corp.	(9,100)	(503,412)
Cummins, Inc.	(8,000)	(724,640)
Deere & Co.	(6,300)	(439,614)
Delta Air Lines, Inc.	(63,800)	(742,632)
Diebold, Inc.	(19,900)	(618,691)
Discovery Communications, Inc., Class A	(6,600)	(287,430)
DISH Network Corp., Class A	(13,986)	(267,972)
Dollar General Corp.	(11,800)	(345,150)
Duke Energy Corp.	(19,500)	(345,345)
Eli Lilly & Co.	(59,200)	(2,162,576)
EMC Corp.	(69,000)	(1,401,390)
Emerson Electric Co.	(20,700)	(1,090,062)
EQT Corp.	(9,500)	(342,570)
Expeditors International Washington, Inc.	(45,200)	(2,089,596)
Express Scripts, Inc.	(15,300)	(745,110)
Fiserv, Inc.	(10,600)	(570,492)
Flextronics International Ltd.	(70,900)	(428,236)
Flowers Foods, Inc.	(27,000)	(670,680)
Ford Motor Co.	(66,300)	(811,512)
Forest Laboratories, Inc.	(57,000)	(1,763,010)
Freeport-McMoRan Copper & Gold, Inc.	(4,900)	(418,411)
Gap, Inc.	(38,400)	(715,776)
Goodrich Corp.	(21,100)	(1,555,703)
Halliburton Co.	(6,800)	(224,876)
Hasbro, Inc.	(7,500)	(333,825)
Hershey Co.	(25,700)	(1,223,063)
Honeywell International, Inc.	(13,700)	(601,978)
Hormell Foods Corp.	(9,500)	(423,700)
Hospira, Inc.	(13,100)	(746,831)
Hudson City Bancorp, Inc.	(32,700)	(400,902)
Humana, Inc.	(8,500)	(427,040)
Integrys Energy Group, Inc.	(4,500)	(234,270)
Intel Corp.	(77,900)	(1,498,017)
International Business Machines Corp.	(4,300)	(576,802)
Intuitive Surgical, Inc.	(3,100)	(879,594)
ITT Corp.	(11,000)	(515,130)
Jabil Circuit, Inc.	(20,300)	(292,523)
Joy Global, Inc.	(8,100)	(569,592)
Kohl’s Corp.	(28,500)	(1,501,380)
Lamar Advertising Co., Class A	(39,300)	(1,250,526)
Linear Technology Corp.	(10,600)	(325,738)
McDonald’s Corp.	(11,700)	(871,767)
MetroPCS Communications, Inc.	(23,600)	(246,856)
Micron Technology, Inc.	(41,000)	(295,610)
Motorola, Inc.	(71,700)	(611,601)
Navistar International Corp.	(12,100)	(528,044)
NetApp, Inc.	(8,500)	(423,215)
NetFlix, Inc.	(5,600)	(908,096)
Nordstrom, Inc.	(7,600)	(282,720)
Novellus Systems, Inc.	(32,600)	(866,508)
NSTAR	(34,300)	(1,349,705)
Nvidia Corp.	(11,500)	(134,320)
Occidental Petroleum Corp.	(23,200)	(1,816,560)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
O’Reilly Automotive, Inc.	(19,000)	(1,010,800)
Parker Hannifin Corp.	(8,900)	(623,534)
Paychex, Inc.	(7,100)	(195,179)
People’s United Financial, Inc.	(9,600)	(125,664)
Pioneer Natural Resources Co.	(10,000)	(650,300)
PNC Financial Services Group, Inc.	(14,100)	(731,931)
Prudential Financial, Inc.	(17,300)	(937,314)
QLogic Corp.	(33,000)	(582,120)
Quicksilver Resources, Inc.	(46,600)	(587,160)
Red Hat, Inc.	(10,800)	(442,800)
Regions Financial Corp.	(91,500)	(665,205)
Rockwell Automation, Inc.	(18,000)	(1,111,140)
Sara Lee Corp.	(19,500)	(261,885)
Schlumberger Ltd.	(10,300)	(634,583)
Sears Holdings Corp.	(14,400)	(1,038,816)
Sherwin-Williams Co.	(4,000)	(300,560)
Smithfield Foods, Inc.	(41,500)	(698,445)
Southern Co.	(36,600)	(1,362,984)
Spectra Energy Corp.	(26,600)	(599,830)
Starwood Hotels & Resorts Worldwide, Inc.	(13,200)	(693,660)
Synopsys, Inc.	(9,900)	(245,223)
Tellabs, Inc.	(58,000)	(432,100)
Thermo Fisher Scientific, Inc.	(15,800)	(756,504)
TJX Cos., Inc.	(6,300)	(281,169)
Travelers Cos., Inc.	(18,500)	(963,850)
Tyson Foods, Inc., Class A	(43,100)	(690,462)
US Bancorp	(30,300)	(655,086)
Verizon Communications, Inc.	(20,800)	(677,872)
Vulcan Materials Co.	(11,800)	(435,656)
Walt Disney Co.	(7,500)	(248,325)
Watson Pharmaceuticals, Inc.	(13,200)	(558,492)
Western Union Co.	(25,300)	(447,051)
Whole Foods Market, Inc.	(20,200)	(749,622)
WW Grainger, Inc.	(18,300)	(2,179,713)
Xcel Energy, Inc.	(21,700)	(498,449)
Total United States common stocks		(89,310,708)

Total investments sold short (proceeds $71,641,933)		(89,703,518)

Total investments, net of investments sold short—87.62%		456,519,371
Cash and other assets, less liabilities—12.38%		64,495,239
Net assets—100.00%		$521,014,610

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$76,991,575
Gross unrealized depreciation	(76,911,240)
Net unrealized appreciation of investments	$80,335

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	All or a portion of these securities have been segregated to cover open short positions.
(3)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $10,246,868 or 1.97% of net assets.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2010, the value of this security amounted to $31 or 0.00% of net assets.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $15,000,285 or 2.88% of net assets.

(6)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(7)	Perpetual bond security. The maturity date reflects the next call date.
(8)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

(9)	These securities, which represent 1.67% of net assets as of September 30, 2010, is considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/10 Market value	09/30/10 Market value as a percentage of net assets
Ares Euro CLO BV, Series 2007-1A, Class G1, 13.138%, due 05/15/24	03/26/07	$1,863,680	0.36%	$496,223	0.10%
Ashwell Rated SA, due 12/22/77	01/29/07-07/28/08	3,660,332	0.70	31	0.00	(15)
Avoca CLO I BV, Series VI-A, Class M, due 01/16/23	10/19/06	1,894,125	0.36	562,341	0.11
Cadogan Square CLO BV, Series 3A, Class M, 8.601%, due 01/17/23	12/01/06	2,533,935	0.49	490,770	0.09
Commercial Industrial Finance Corp., Series 2007-1A, Class A1LB, 0.751%, due 05/10/21	09/30/09	692,500	0.13	728,500	0.14
Emerson Place CLO Ltd., Series 2006-1A, Class SUB, due 01/15/19	11/03/06	1,557,500	0.30	980,000	0.19
FM Leveraged Capital Fund II, due 11/20/20	10/31/06	5,300,000	1.02	378,950	0.07
GSC European CDO SA, Series I-RA, Class SUB, due 12/15/22	12/01/06	3,200,760	0.61	65,436	0.01
Harbourmaster CLO Ltd., Series 7A, Class C, 12.000%, due 09/22/22	10/31/06	3,637,455	0.70	899,745	0.17
Harbourview CLO VI Ltd., Series 6A, Class SUB, due 12/27/19	10/20/06	1,128,000	0.22	480,000	0.09
Highlander Euro CDO, Series 2006-2CA, Class F1, due 12/14/22	11/28/06	3,840,472	0.74	1,022,437	0.20
LNR CDO Ltd., Series 2006-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	8,138,056	1.56	312	0.00	(15)
Prospero CLO I BV, Series I-A, Class A2, 0.816%, due 03/20/17	10/29/09	760,000	0.15	760,000	0.15
Regent’s Park CDO BV, Series 1A, Class F, 6.465%, due 01/26/23	09/25/06	2,551,500	0.49	763,420	0.15
Shasta CLO Ltd., due 04/20/13	12/20/06	1,900,000	0.36	1,060,000	0.20

		$42,658,315	8.19%	$8,688,165	1.67%

(10)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.
(11)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(12)	Rate shown reflects annualized yield at September 30, 2010 on zero coupon bond.
(13)

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(14)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the year ended 09/30/10	Sales during the year ended 09/30/10	Net realized gain during the year ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the year ended 09/30/10	Value 09/30/10	Income earned from affiliate for the year ended 09/30/10
UBS Cash Management Prime Relationship Fund	$30,452,523	$102,919,753	$101,004,270	$—	$—	$32,368,006	$19,598
UBS Private Money Market Fund LLC(a)	4,355,230	19,350,316	19,749,374	—	—	3,956,172
UBS Global Corporate Bond Relationship Fund	53,202,142		—	—	2,979,645	56,181,787
UBS Opportunistic Emerging Markets Debt Relationship Fund	17,369,977	—	3,000,000	757,813	712,031	15,839,821
UBS U.S. Equity Alpha Relationship Fund	62,547,042			—	6,907,373	69,454,415
	$167,926,914	$122,270,069	$123,753,644	$757,813	$10,599,049	$177,800,201	$19,598

(a)

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

(15)	Amount represents less than 0.005%.

ABS	Asset-backed securities
ADR	American depositary receipt
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification - depository certificate
GS	Goldman Sachs
GSR	Goldman Sachs Residential
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REMIC	Real Estate Mortgage Investment Conduit
Yankee	Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Goldman Sachs International	AUD	21,620,000	USD	20,800,602	12/03/10	$59,455
Goldman Sachs International	USD	8,102,608	GBP	5,180,000	12/03/10	31,028
Goldman Sachs International	USD	20,822,995	MXN	275,280,000	12/03/10	903,318
HSBC Bank, N.A.	AUD	52,770,000	USD	46,231,797	12/03/10	(4,393,102)
HSBC Bank, N.A.	NZD	60,850,000	USD	42,475,126	12/03/10	(1,951,459)
HSBC Bank, N.A.	SEK	112,315,840	EUR	12,160,000	12/03/10	(65,247)
JPMorgan Chase Bank	AUD	480,000	USD	421,092	12/02/10	(39,454)
JPMorgan Chase Bank	DKK	15,470,000	USD	2,640,808	12/03/10	(188,276)
JPMorgan Chase Bank	EUR	255,000	USD	327,688	12/02/10	(19,791)
JPMorgan Chase Bank	GBP	695,000	USD	1,079,475	12/02/10	(11,823)
JPMorgan Chase Bank	JPY	42,800,000	USD	511,604	10/04/10	(1,094)
JPMorgan Chase Bank	TWD	99,100,000	USD	3,165,123	12/03/10	(9,582)
JPMorgan Chase Bank	NOK	12,360,000	USD	1,955,894	12/03/10	(138,790)
JPMorgan Chase Bank	USD	2,767,445	CHF	2,790,000	12/03/10	73,261
JPMorgan Chase Bank	USD	302,917	HKD	2,350,000	10/04/10	(37)
JPMorgan Chase Bank	USD	5,607,466	JPY	474,700,000	12/03/10	82,314
JPMorgan Chase Bank	USD	19,603,013	KRW	23,554,000,000	12/03/10	999,655
JPMorgan Chase Bank	USD	10,475,000	MXN	131,908,009	12/03/10	(64,237)
JPMorgan Chase Bank	USD	11,008,672	MYR	34,783,000	12/03/10	212,013
JPMorgan Chase Bank	USD	24,030,740	TWD	766,100,000	12/03/10	511,554
Northern Trust Co.	CAD	14,210,000	USD	13,388,609	12/03/10	(403,491)
Royal Bank of Scotland	EUR	5,170,000	USD	6,563,186	12/02/10	(481,766)
Royal Bank of Scotland	EUR	78,220,000	USD	99,392,590	12/03/10	(7,193,894)
Royal Bank of Scotland	USD	10,033,787	SGD	13,625,000	12/03/10	326,642
State Street Bank & Trust	GBP	54,095,000	USD	83,827,235	12/03/10	(1,112,734)
State Street Bank & Trust	USD	2,613,074	AUD	2,735,000	12/03/10	10,749
State Street Bank & Trust	USD	10,512,240	EUR	7,705,000	12/03/10	(13,022)
State Street Bank & Trust	USD	31,033,458	SEK	229,750,000	12/03/10	2,994,757
Net unrealized depreciation on forward foreign currency contracts						$(9,883,053)

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krona
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of September 30, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 7 contracts (USD)	December 2010	$937,027	$936,031	$(996)
US Ultra Bond Futures, 259 contracts (USD)	December 2010	36,511,042	36,591,844	80,802
2 Year US Treasury Notes, 35 contracts (USD)	December 2010	7,671,068	7,681,953	10,885
10 Year US Treasury Notes, 170 contracts (USD)	December 2010	21,208,146	21,427,969	219,823
US Treasury futures sell contracts:
5 Year US Treasury Notes, 63 contracts (USD)	December 2010	(7,615,026)	(7,614,633)	393
10 Year US Treasury Notes, 205 contracts (USD)	December 2010	(25,793,803)	(25,839,609)	(45,806)
US Long Bond, 1 contracts (USD)	December 2010	(133,717)	(133,719)	(2)
Index futures buy contracts:
Amsterdam Exchange Index, 110 contracts (EUR)	October 2010	10,131,365	10,024,659	(106,706)
CAC 40 Euro Index, 153 contracts (EUR)	October 2010	7,847,323	7,738,216	(109,107)
DAX Index, 149 contracts (EUR)	December 2010	31,715,656	31,692,461	(23,195)
MSCI Singapore Index, 31 contracts (SGD)	October 2010	1,726,654	1,715,124	(11,530)
NIKKEI 225 Index, 144 contracts (JPY)	December 2010	15,843,597	16,145,664	302,067
S&P Toronto Stock Exchange 60 Index, 8 contracts (CAD)	December 2010	1,086,421	1,108,446	22,025
SPI 200 Index, 73 contracts (AUD)	December 2010	8,181,333	8,114,187	(67,146)
Index futures sell contracts:
EURO STOXX 50 Future, 681 contracts (EUR)	December 2010	(25,955,554)	(25,418,860)	536,694
FTSE 100 Index, 242 contracts (GBP)	December 2010	(20,822,932)	(21,020,825)	(197,893)
FTSE/MIB Index, 78 contracts (EUR)	December 2010	(11,072,773)	(10,846,549)	226,224
Hang Seng Stock Index, 33 contracts (HKD)	October 2010	(4,748,626)	(4,748,281)	345
IBEX 35 Index, 217 contracts (EUR)	October 2010	(31,663,938)	(30,879,719)	784,219
OMXS 30 Index, 93 contracts (SEK)	October 2010	(1,483,337)	(1,499,444)	(16,107)
Russell 2000 Mini Index, 810 contracts (USD)	December 2010	(51,149,070)	(54,634,500)	(3,485,430)
S&P 500 Index, 185 contracts (USD)	December 2010	(50,843,678)	(52,572,375)	(1,728,697)
Interest rate futures buy contracts:
Euro-Bund, 155 contracts (EUR)	December 2010	27,634,083	27,771,652	137,569
Interest rate futures sell contracts:
Japanese 10 Year Bond, 4 contracts (JPY)	December 2010	(6,783,711)	(6,872,065)	(88,354)
Net unrealized depreciation on futures contracts				$(3,559,923)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

Options written

UBS Dynamic Alpha Fund had the following open options written as of September 30, 2010:

	Expiration dates	Premiums received	Value
Call options
10 Year US Treasury Notes, 33 contracts, strike @ USD 126.00	November 2010	$30,866	$(45,891)
10 Year US Treasury Notes, 44 contracts, strike @ USD 126.50	November 2010	54,222	(50,875)
2 Year Euro-Dollar Mid Curve, 638 contracts, strike @ USD 97.38	December 2010	294,704	(2,097,425)
5 Year US Treasury Notes, 167 contracts, strike @ USD 121.50	November 2010	57,513	(69,148)
European options on index CDX.NA.IG, Notional Amount USD13,000,000 strike @USD1.00	June 2015	55,900	(26,879)
Put options
5 Year US Treasury Notes, 167 contracts, strike @ USD 119.50	November 2010	51,798	(43,055)
10 Year US Treasury Notes, 151 contracts, strike @ USD 122.00	December 2010	127,085	(33,031)
90 Day Euro-Dollar Futures, 284 contracts, strike @ USD 99.25	March 2011	64,493	(35,500)
90 Day Euro-Dollar Futures, 528 contracts, strike @ USD 95.00	September 2011	394,152	(3,300)
Receiver Options Written on Interest Rate Swaps
Expiring 06/08/11. If exercised the Fund pays semi-annually 1.550% and receives quarterly floating 3 month LIBOR terminating 06/10/12. European style. Counterparty: Merrill Lynch International, Notional Amount USD 64,025,000	June 2012	266,504	(21,519)
Expiring 03/23/11, If exercised the Fund pays semi-annually 3.150% and receives quarterly floating 3 month LIBOR terminating 03/23/21. European style. Counterparty: Deutsche Bank AG, Notional Amount USD 69,075,000	March 2021	1,039,579	(838,905)
Total options written		$2,436,816	$(3,265,528)

Currency type abbreviation:

USD	United States Dollar

Written option activity for the period ended September 30, 2010 for UBS Dynamic Alpha Fund was as follows:

		Amount of
	Number of	premiums
	contracts	received
Options outstanding at June 30,2010	2,678	$1,073,661
Options written	7,303	1,623,695
Options terminated in closing purchase transactions	(7,969)	(1,622,523)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2010	2,012	$1,074,833

Swaption activity for the period ended September 30, 2010 for UBS Dynamic Alpha Fund was as follows:

		Amount of
	Notional	premiums
	amount	received
Swaptions outstanding at June 30,2010	$144,625,000	$779,716
Swaptions written	88,575,000	1,140,979
Swaptions terminated in closing purchase transactions	(87,100,000)	(558,712)
Swaptions expired prior to exercise	—	—
Swaptions outstanding at September 30, 2010	$146,100,000	$1,361,983

Swap Agreements

UBS Dynamic Alpha Fund had outstanding currency swap agreements with the following terms as of September 30, 2010:

										Upfront
										payments		Unrealized
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		(made)/		appreciation/
Counterparty	currency	contracts	currency	contracts	dates	rate		rate		received	Value	(depreciation)
Citigroup Global Markets Ltd.	AUD	5,649,682	USD	5,019,743	02/25/40	4.7000	%(1)	0.3175	%(2)	$(404,258)	$(511,678)	$(915,936)
Deutsche Bank AG	EUR	5,238,268	USD	7,200,000	03/16/20	0.8770	(3)	0.2919	(2)	—	27,558	27,558
Deutsche Bank AG	USD	7,200,000	EUR	5,238,268	03/16/40	0.2919	(2)	0.8770	(3)	—	61,136	61,136
Merrill Lynch International	USD	5,019,743	AUD	5,649,682	02/25/20	0.3175	(2)	4.7000	(1)	404,258	510,370	914,628
Merrill Lynch International	USD	7,163,373	CAD	7,285,150	03/16/20	0.2919	(2)	1.2864	(4)	—	(71,832)	(71,832)
Merrill Lynch International	CAD	7,285,150	USD	7,163,373	03/16/40	1.2864	(4)	0.2919	(2)	—	(11,777)	(11,777)
										$—	$3,777	$3,777

(1)	Based on 3 month BBSW.
(2)	Based on 3 month USD LIBOR.
(3)	Based on 3 month EURIBOR.
(4)	Based on the 3 month Canadian Bankers Acceptance.

BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2010.

Counterparty	Notional amount		Termination dates	Payments made by the Fund(1)		Payments received by the Fund(1)		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	EUR	21,700,000	10/12/12	—	%(2)	1.5520%		—	$42,816	$42,816
Citigroup Global Markets Ltd.	EUR	12,710,000	04/13/15	—	(2)	2.4430		—	538,323	538,323
Citigroup Global Markets Ltd.	EUR	18,400,000	10/12/15	2.2100		—	(2)	—	(283,773)	(283,773)
Citigroup Global Markets Ltd.	EUR	6,600,000	04/13/20	3.3300		—	(2)	—	(704,369)	(704,369)
Citigroup Global Markets Ltd.	EUR	5,000,000	10/12/20	—	(2)	2.9700		—	229,366	229,366
Citigroup Global Markets Ltd.	USD	27,444,000	08/31/14	2.6325		—	(3)	—	(1,623,486)	(1,623,486)
Citigroup Global Markets Ltd.	USD	20,960,000	11/15/16	4.0000		—	(3)	—	(2,983,715)	(2,983,715)
Citigroup Global Markets Ltd.	USD	7,029,000	02/15/36	4.6680		—	(3)	—	(1,776,942)	(1,776,942)
Deutsche Bank AG	AUD	11,800,000	09/21/19	—	(4)	5.9700		—	382,852	382,852
Deutsche Bank AG	AUD	6,310,000	09/21/39	5.6200		—	(4)	(3,104)	(284,746)	(287,850)
Deutsche Bank AG	GBP	10,000,000	04/13/15	2.9375		—	(5)	—	(826,536)	(826,536)
Deutsche Bank AG	GBP	5,530,000	04/13/20	—	(5)	3.8660		—	795,033	795,033
Deutsche Bank AG	USD	31,750,000	09/30/12	0.7690		—	(3)	—	(73,820)	(73,820)
Deutsche Bank AG	USD	20,268,000	02/15/17	—	(3)	3.4175	(6)	—	1,969,390	1,969,390
Deutsche Bank AG	USD	11,000,000	10/01/18	4.5460		—	(3)	—	(2,134,533)	(2,134,533)
Deutsche Bank AG	USD	8,051,000	02/15/36	4.5450		—	(3)	—	(1,857,948)	(1,857,948)
Deutsche Bank AG	USD	360,000	04/01/39	4.5690		—	(3)	—	(78,889)	(78,889)
Deutsche Bank AG	USD	524,000	09/15/39	4.3500		—	(3)	—	(105,521)	(105,521)
Deutsche Bank AG	USD	990,000	10/01/39	4.0580		—	(3)	—	(142,198)	(142,198)
Goldman Sachs International	CHF	50,000,000	09/15/20	1.9525		—	(7)	—	(830,631)	(830,631)
Goldman Sachs International	USD	31,750,000	09/30/12	0.7458		—	(3)	—	(61,030)	(61,030)
JPMorgan Chase Bank	USD	119,500,000	11/24/18	0.0100	(8)	—	(3)	—	473,668	473,668
Merrill Lynch International	CAD	13,150,000	12/03/12	—	(9)	1.5950		—	7,836	7,836
Merrill Lynch International	CAD	15,380,000	06/18/15	3.0200		—	(9)	—	(776,932)	(776,932)
Merrill Lynch International	CAD	11,700,000	12/03/15	2.3150		—	(9)	—	(94,636)	(94,636)
Merrill Lynch International	CAD	14,650,000	03/09/19	3.3960		—	(9)	(7,060)	(815,315)	(822,375)
Merrill Lynch International	CAD	8,670,000	06/18/20	—	(9)	3.7880		—	755,813	755,813
Merrill Lynch International	CAD	3,250,000	12/03/20	—	(9)	3.1850		—	64,726	64,726
Merrill Lynch International	CAD	8,900,000	03/09/29	—	(9)	4.1880		35,443	813,616	849,059
Merrill Lynch International	JPY	2,051,000,000	06/18/12	—	(10)	0.4738		—	22,638	22,638
Merrill Lynch International	JPY	1,380,000,000	06/18/15	0.6600		—	(10)	—	(148,956)	(148,956)
Merrill Lynch International	JPY	338,000,000	06/18/20	—	(10)	1.3013		—	129,833	129,833
Merrill Lynch International	USD	119,500,000	11/24/10	—	(3)	0.1150	(8)	—	9,033	9,033
Merrill Lynch International	USD	119,500,000	11/24/11	—	(3)	0.1600	(8)	—	112,135	112,135
Merrill Lynch International	USD	2,970,000	08/15/29	4.2625		—	(3)	—	(503,406)	(503,406)
Merrill Lynch International	USD	4,080,000	06/15/39	3.6250		—	(3)	—	(290,452)	(290,452)
								$25,279	$(10,050,756)	$(10,025,477)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 6 month EURIBOR. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2010.
(3)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2010.
(4)	Rate based on 6 month BBSW. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2010.
(5)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2010.
(6)	Rate based on 6 month EURIBOR .
(7)	Rate based on 6 month LIBOR (CHF BBA). This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2010.
(8)	Rate based on 1 month LIBOR (USD BBA).
(9)	Rate based on 3 month Canadian Bankers Acceptance. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2010.
(10)	Rate based on 6 month LIBOR (JPY BBA). This is a forward starting trade, and as such, a floating rate has not yet been assigned as of September 30, 2010.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Credit default swaps on credit indices — buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund (2)	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized/ appreciation (depreciation)
Citigroup Global Markets Ltd.	USD	3,750,000	06/20/15	5.0000%	—	(3)	$(117,188)	$36,040	$(81,148)
Deutsche Bank AG	USD	10,000,000	12/20/12	0.60000	—	(4)	—	101,781	101,781
Deutsche Bank AG	USD	4,000,000	06/20/13	3.2500	—	(5)	—	(94,257)	(94,257)
Deutsche Bank AG	USD	33,000,000	06/20/13	3.2500	—	(5)	—	(777,617)	(777,617)
Deutsche Bank AG	USD	5,500,000	06/20/15	5.0000	—	(3)	(173,021)	52,858	(120,163)
Goldman Sachs International	USD	5,000,000	12/20/13	1.5000	—	(6)	(120,095)	(68,013)	(188,108)
Goldman Sachs International	USD	5,000,000	06/20/14	5.0000	—	(7)	243,472	(572,829)	(329,357)
Goldman Sachs International	USD	9,000,000	06/20/14	5.0000	—	(8)	(1,322,463)	(199,156)	(1,521,619)
Goldman Sachs International	USD	6,500,000	06/20/15	5.0000	—	(9)	688,278	(801,979)	(113,701)
Merrill Lynch International	USD	24,000,000	06/20/13	3.2500	—	(5)	—	(565,539)	(565,539)
Merrill Lynch International	USD	26,200,000	06/20/13	3.2500	—	(5)	—	(617,380)	(617,380)
Merrill Lynch International	EUR	6,500,000	06/20/15	1.0000	—	(10)	22,366	21,428	43,794
Merrill Lynch International	USD	6,000,000	06/20/15	5.0000	—	(9)	569,833	(740,288)	(170,455)
Merrill Lynch International	EUR	13,000,000	12/20/15	1.0000	—	(11)	(69,853)	93,065	23,212
							$(278,671)	$(4,131,886)	$(4,410,557)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 14 Index.

(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 9 Index.

(5)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 11 Index.

(7)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 14 Index.

(8)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 12 Index.

(9)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 13 Index.

(10)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 13 Index.

(11)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 14 Index.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Credit default swaps on corporate and sovereign issues — buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund (2)	Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	600,000	09/20/14	5.0000%	—	% (3)	$(53,000)	$(74,298)	$(127,298)
Citigroup Global Markets Ltd.	USD	2,600,000	12/20/14	1.0000	—	(4)	29,397	(8,190)	21,207
Citigroup Global Markets Ltd.	USD	1,000,000	03/20/15	1.0000	—	(5)	(24,873)	36,854	11,981
Citigroup Global Markets Ltd.	EUR	1,000,000	12/20/15	1.0000	—	(6)	(18,770)	25,193	6,423
Deutsche Bank AG	USD	3,000,000	12/20/14	1.0000	—	(7)	47,207	(32,900)	14,307
Deutsche Bank AG	USD	750,000	09/20/15	1.0000	—	(8)	5,012	(801)	4,211
Merrill Lynch International	USD	1,265,000	12/20/13	3.0500	—	(9)	—	(97,743)	(97,743)
Merrill Lynch International	USD	2,740,000	06/20/15	0.2500	—	(10)	(37,017)	62,523	25,506
Merrill Lynch International	USD	2,740,000	06/20/15	1.0000	—	(11)	53,128	1,993	55,121
							$1,084	$(87,369)	$(86,285)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Textron Financial Corp. 5.125% bond, due 08/15/14.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wells Fargo & Company 0.702% bond, due 10/28/15.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial, Inc. 4.500% bond, due 07/15/13.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the St-Gobain Nederland BV 5.000% bond, due 04/25/14.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the JPMorgan Chase & Co. 4.750% bond, due 03/01/15.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Inc. 6.500% bond, due 09/01/25.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the American Express Co. 4.875% bond, due 07/15/13.
(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the The Government of France 4.250% bond, due 04/25/19.
(11)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Belgium Kingdom 4.250% bond, due 09/28/14.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

Credit default swaps on credit indices — sell protection (1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund (2)	Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread (3)
Citigroup Global Markets Ltd.	USD	9,250,000	06/20/15	—	(4)	5.0000%	$154,965	$(88,898)	$66,067	5.2744%
Deutsche Bank AG	EUR	24,200,000	06/20/14	—	(5)	1.8500	(1,003,906)	1,096,270	92,364	0.9364
Deutsche Bank AG	USD	45,500,000	06/20/13	—	(6)	3.2500	0	1,072,168	1,072,168	102.97
Deutsche Bank AG	USD	13,000,000	06/20/14	—	(7)	1.0000	170,743	54,475	225,218	0.8914
Deutsche Bank AG	USD	13,550,000	06/20/15	—	(4)	5.0000	159,965	(130,223)	29,742	5.2744
Deutsche Bank AG	USD	37,550,000	06/20/15	—	(4)	5.0000	659,733	(360,878)	298,855	5.2744
Deutsche Bank AG	USD	9,500,000	07/25/45	—	(8)	0.5400	0	(5,861,693)	(5,861,693)	19.8660
Goldman Sachs International	USD	6,500,000	06/20/15	—	(9)	1.0000	14,442	(5,553)	8,889	2.2068
JPMorgan Chase Bank	USD	40,000,000	06/20/13	—	(6)	5.0000	0	3,357,325	3,357,325	10.1801
Merrill Lynch International	EUR	15,000,000	06/20/15	—	(10)	1.0000	(72,316)	(49,449)	(121,765)	1.0609
Merrill Lynch International	USD	3,100,000	07/25/45	—	(8)	0.5400	0	(1,912,763)	(1,912,763)	19.8660
							$83,626	$(2,829,219)	$(2,745,593)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received are based on the notional amount.
(3)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(4)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 14 Index.

(5)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 11 Index.

(6)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(7)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 12 Index.

(8)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-A Series 6 Index.

(9)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 14 Index.

(10)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 13 Index.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Credit default swaps on corporate and sovereign issues — sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund (2)	Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)	Credit spread (3)
Citigroup Global Markets Ltd.	EUR	1,000,000	12/20/15	—	% (4)	1.0000%	$47,182	$(48,319)	$(1,137)	1.7504%
Citigroup Global Markets Ltd.	USD	1,000,000	03/20/15	—	(5)	1.0000	38,346	(47,661)	(9,315)	2.0963
Deutsche Bank AG	USD	600,000	09/20/11	—	(6)	5.0000	5,929	26,636	32,565	0.6915
Deutsche Bank AG	USD	1,265,000	12/20/13	—	(7)	5.3500	0	144,649	144,649	1.7131
Deutsche Bank AG	USD	1,400,000	12/20/13	—	(8)	4.0800	0	112,745	112,745	1.5327
Deutsche Bank AG	USD	6,500,000	03/20/15	—	(9)	1.0000	(70,881)	194,650	123,769	0.3016
Deutsche Bank AG	USD	675,000	06/20/15	—	(10)	1.0000	87,610	(153,104)	(65,494)	7.5374
Deutsche Bank AG	USD	1,500,000	09/20/15	—	(11)	1.0000	37,947	(40,184)	(2,237)	1.6007
Merrill Lynch International	USD	600,000	09/20/14	—	(12)	5.0000	13,250	59,690	72,940	2.4248
							$159,383	$249,102	$408,485

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments received are based on the notional amount.
(3)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Holcim Finance LuxembourgSA. 4.375% bond, due 12/09/14.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife, Inc. 5.000% bond, due 06/15/15.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the BP Capital Markets America, Inc. 4.200% bond, due 06/15/18.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp. 6.000% bond, due 06/15/12.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Morgan Stanley 6.600% bond, due 04/01/12.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Government of Japan 2.000% bond, due 03/21/22.
(10)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Helenic republic 5.900% bond,due 10/22/22.
(11)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the QBE Insurance Group Ltd. 9.750% bond,due 03/14/14.
(12)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bombardier, Inc. 6.750% bond, due 05/01/12.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2010 (unaudited)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$306,883,329	$—	$0	$306,883,329
Preferred stocks	2,775,946	—	—	2,775,946
Common stocks sold short	(89,703,518)	—	—	(89,703,518)
Corporate bonds	—	29,857,975	—	29,857,975
Asset-backed securities	—	3,461,337	728,500	4,189,837
Collateralized debt obligations	—	—	9,221,011	9,221,011
Commercial mortgage-backed securities	—	5,684,284	—	5,684,284
Municipal bonds	—	1,684,086	—	1,684,086
Mortgage & agency debt securities	—	3,549,012	—	3,549,012
US government obligation	—	1,722,907	—	1,722,907
Non US-government obligation	—	205,927	—	205,927
Investment companies	—	141,476,023	—	141,476,023
Rights	—	12,416	—	12,416
Short-term investment	—	32,368,006	—	32,368,006
Options purchased	2,635,958	—	—	2,635,958
Investments of cash collateral from securities loaned	—	3,956,172	—	3,956,172
Other financial instruments(2)	(6,825,451)	(26,729,404)	—	(33,554,855)
Total	$215,766,264	$197,248,741	$9,949,511	$422,964,516

(1)	A significant portion of the total amount reflected in Level 1, $113,085,343 represents transfers out of Level 2 related to the Fund’s fair valuation policy.
(2)	Other financial instruments include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common Stocks	Asset-backed securities	Collateralized debt obligation	Total
Assets
Beginning balance	$0	$766,614	$9,334,600	$10,101,214
Total gains or losses (realized/unrealized) included in earnings	—	(38,114)	1,489,247	1,451,133
Purchases, sales, issuances, and settlements (net)	—	—	(1,602,836)	(1,602,836)
Transfers in and/or out of Level 3	$—	$—	$—	$—
Ending balance	$0	$728,500	$9,221,011	$9,949,511

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10.	$0	$(42,552)	$2,782,368	$2,739,816

UBS Global Allocation Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	0.91%
Air freight & logistics	0.51
Airlines	0.68
Auto components	0.12
Automobiles	0.57
Beverages	0.71
Biotechnology	0.39
Building products	0.22
Capital markets	1.22
Chemicals	1.24
Commercial banks	2.87
Commercial services & supplies	0.03
Communications equipment	1.24
Computers & peripherals	2.01
Construction & engineering	0.02
Construction materials	0.44
Consumer finance	0.26
Containers & packaging	0.07
Diversified consumer services	0.23
Diversified financial services	1.69
Diversified telecommunication services	0.90
Electric utilities	1.65
Electrical equipment	0.12
Electronic equipment, instruments & components	0.02
Energy equipment & services	0.79
Food & staples retailing	1.22
Food products	0.65
Health care equipment & supplies	1.00
Health care providers & services	0.91
Hotels, restaurants & leisure	1.25
Household durables	0.39
Household products	0.52
Industrial conglomerates	0.25
Insurance	1.53
Internet & catalog retail	0.76
Internet software & services	0.79
IT services	0.79
Leisure equipment & products	0.12
Life sciences tools & services	0.12
Machinery	2.06
Marine	0.30
Media	1.72
Metals & mining	1.37
Multiline retail	0.01
Office electronics	0.45
Oil, gas & consumable fuels	4.17
Paper & forest products	0.07
Personal products	0.46
Pharmaceuticals	2.30
Professional services	0.29
Real estate management & development	0.29
Road & rail	0.42
Semiconductors & semiconductor equipment	0.83
Software	1.65
Specialty retail	0.58
Textiles, apparel & luxury goods	0.13
Tobacco	0.17
Trading companies & distributors	0.59
Wireless telecommunication services	1.16
Total common stocks	48.23%

UBS Global Allocation Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Commercial banks	0.19%
Diversified financial services	0.12
Wireless telecommunication services	0.03
Total corporate bonds	0.34%
Mortgage & agency debt securities	0.11
US government obligations	7.66
Non US-government obligations	1.62
Supranational bond	0.04
Total bonds	9.77%
Preferred stock	0.22
Investment companies
UBS Credit Bond Relationship Fund	5.45
UBS Emerging Markets Equity Relationship Fund	4.76
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	14.40
UBS Global Corporate Bond Relationship Fund	5.00
UBS High Yield Relationship Fund	4.18
UBS Small-Cap Equity Relationship Fund	1.70
Total investment companies	35.49%
Participation note	0.18
Short-term investment	3.13
Investment of cash collateral from securities loaned	0.54
Total investments	97.56%
Cash and other assets, less liabilities	2.44
Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Common stocks—48.23%
Australia—0.71%
National Australia Bank Ltd.	104,349	$2,555,755
Orica Ltd.(1)	102,506	2,547,274
Qantas Airways Ltd.*	1,383,037	3,729,601
QBE Insurance Group Ltd.	87,672	1,462,601
Total Australia common stocks		10,295,231

Belgium—0.22%
Anheuser-Busch InBev NV	55,150	3,244,157

Brazil—0.77%
Banco Bradesco SA ADR(1)	48,664	991,772
BM&F Bovespa SA	89,000	744,297
BRF-Brasil Foods SA	31,000	471,779
Cia de Bebidas das Americas ADR	9,100	1,126,398
Cosan Ltd., Class A	55,900	647,881
Diagnosticos da America SA	51,000	614,894
Fibria Celulose SA ADR*(1)	61,200	1,058,148
Itau Unibanco Holding SA ADR	63,180	1,527,692
Localiza Rent a Car SA	36,000	605,319
Marisa Lojas SA	5,000	71,484
MMX Mineracao e Metalicos SA*	94,159	713,983
Tam SA ADR	52,400	1,208,868
Vale SA ADR	44,700	1,397,769
Total Brazil common stocks		11,180,284

Canada—1.36%
Cenovus Energy, Inc.	70,977	2,041,218
EnCana Corp.	55,600	1,680,050
Petrobank Energy & Resources Ltd.*	69,500	2,826,203
Suncor Energy, Inc.	96,600	3,145,204
Teck Resources Ltd., Class B	81,700	3,360,428
Toronto-Dominion Bank	52,300	3,784,367
TransCanada Corp.(1)	76,100	2,823,148
Total Canada common stocks		19,660,618

China—1.96%
Agile Property Holdings Ltd.	436,000	494,506
Angang Steel Co., Ltd., H Shares	628,000	1,008,510
Baidu, Inc. ADR*	33,300	3,417,246
BBMG Corp., H Shares	782,500	1,099,293
China Coal Energy Co., H Shares	434,000	718,220
China Liansu Group Holdings Ltd.*	1,632,000	845,569
China Oilfield Services Ltd., H Shares	588,000	920,023
China Telecom Corp. Ltd., H Shares	624,000	342,607
Chongqing Machinery & Electric Co., Ltd., H Shares	2,674,000	823,687
CNOOC Ltd.	707,000	1,370,471
Comba Telecom Systems Holdings Ltd.(1)	248,393	277,883
Country Garden Holdings Co.	861,000	280,754
CSR Corp. Ltd., H Shares	766,000	724,649
Focus Media Holding Ltd. ADR*	44,300	1,076,490
Guangzhou Automobile Group Co., Ltd., H Shares	490,000	843,733
Industrial & Commercial Bank of China, H Shares	447,000	332,995
Jardine Matheson Holdings Ltd.	60,000	2,708,400
Melco Crown Entertainment Ltd. ADR*(1)	218,700	1,113,183
New World Development Ltd.	1,396,000	2,814,005
Pacific Basin Shipping Ltd.	2,219,000	1,601,578
RINO International Corp.*(1)	26,400	368,280

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
China
Shougang Concord International Enterprises Co., Ltd.*	1,950,000	$356,883
Sinotrans Shipping Ltd.	1,428,500	603,888
Tencent Holdings Ltd.	67,900	1,484,220
Xingda International Holdings Ltd.	1,687,000	1,511,132
Yanzhou Coal Mining Co., Ltd., H Shares	282,000	692,020
Zhongsheng Group Holdings Ltd.*	229,000	552,515
Total China common stocks		28,382,740

Cyprus—0.07%
Globaltrans Investment PLC GDR(2)	62,447	942,325

Finland—0.19%
Sampo Oyj, Class A	102,853	2,777,646

France—0.76%
BNP Paribas	53,403	3,798,062
Carrefour SA	65,716	3,531,085
Total SA	72,501	3,736,532
Total France common stocks		11,065,679

Germany—1.44%
Bayer AG	46,487	3,241,550
E.ON AG	121,239	3,574,986
Fresenius Medical Care AG & Co. KGaA(1)	41,428	2,558,678
HeidelbergCement AG	54,479	2,625,391
MAN SE	20,914	2,279,740
Metro AG	69,090	4,497,427
SAP AG	43,375	2,145,567
Total Germany common stocks		20,923,339

India—0.35%
HDFC Bank Ltd. ADR(1)	4,900	903,413
ICICI Bank Ltd. ADR	21,800	1,086,730
Infosys Technology Ltd. ADR	16,100	1,083,691
Reliance Industries Ltd. GDR(3)	12,850	573,110
Sterlite Industries India Ltd. ADR(1)	23,000	344,540
Tata Motors Ltd. ADR(1)	41,100	1,048,461
Total India common stocks		5,039,945

Indonesia—0.26%
Astra International Tbk PT	337,000	2,140,941
Indofood CBP Sukses Makmur Tbk PT*(4)	426,000	257,509
Indofood Sukses Makmur Tbk PT	919,000	561,182
Kalbe Farma Tbk	1,795,000	512,857
Telekomunikasi Indonesia Tbk PT	332,000	342,230
Total Indonesia common stocks		3,814,719

Ireland—0.99%
Covidien PLC	186,600	7,499,454
CRH PLC	75,464	1,238,631
James Hardie Industries SE CDI*	273,162	1,478,538
Ryanair Holdings PLC ADR	67,200	2,070,432
Seagate Technology PLC*	180,000	2,120,400
Total Ireland common stocks		14,407,455

Japan—2.86%
Asahi Glass Co., Ltd.	229,000	2,334,439
Canon, Inc.	73,500	3,429,354
ITOCHU Corp.	268,400	2,456,368
Kao Corp.	92,300	2,248,900
KDDI Corp.	433	2,072,155
Mitsubishi Corp.	185,600	4,404,332
Mitsui OSK Lines Ltd.	333,000	2,094,214

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Japan
Nissan Motor Co., Ltd.	436,600	$3,812,667
Nomura Holdings, Inc.	250,200	1,210,839
ORIX Corp.	38,960	2,977,537
Ricoh Co., Ltd.	218,000	3,073,623
Sankyo Co., Ltd.	32,700	1,731,361
Shin-Etsu Chemical Co., Ltd.	50,500	2,459,062
Sony Financial Holdings, Inc.	404	1,316,339
Sumitomo Mitsui Financial Group, Inc.	115,200	3,356,090
THK Co., Ltd.	133,500	2,501,126
Total Japan common stocks		41,478,406

Kazakhstan—0.05%
Eurasian Natural Resources Corp.	48,353	697,672

Luxembourg—0.19%
ArcelorMittal	82,442	2,715,320

Malaysia—0.24%
Axiata Group Bhd*	670,800	951,767
Bumiputra-Commerce Holdings Bhd	389,000	1,029,520
Gamuda Bhd	286,000	359,469
Malayan Banking Bhd	385,100	1,097,791
Total Malaysia common stocks		3,438,547

Netherlands—0.52%
ASML Holding NV	82,723	2,470,837
ING Groep NV CVA*	331,923	3,443,480
New World Resources NV, Class A	73,262	842,439
Wolters Kluwer NV	36,080	757,465
Total Netherlands common stocks		7,514,221

Norway—0.43%
Petroleum Geo-Services ASA*	162,400	1,851,495
Telenor ASA	276,572	4,331,174
Total Norway common stocks		6,182,669

Philippines—0.25%
Alliance Global Group, Inc.	5,373,000	1,101,903
Megaworld Corp.	15,602,000	789,254
Metropolitan Bank & Trust	700,800	1,117,032
Universal Robina Corp.	630,000	595,762
Total Philippines common stocks		3,603,951

Russia—0.11%
Mechel OAO ADR	40,800	1,015,920
Mobile Telesystems OJSC ADR	29,100	617,793
Total Russia common stocks		1,633,713

Singapore—0.35%
DBS Group Holdings Ltd.	216,280	2,315,583
Olam International Ltd.	1,102,000	2,731,747
Total Singapore common stocks		5,047,330

South Africa—0.28%
Adcock Ingram Holdings Ltd.	47,779	435,273
African Bank Investments Ltd.	169,099	869,725
Impala Platinum Holdings Ltd.	11,350	293,103
Imperial Holdings Ltd.	52,343	851,951
JD Group Ltd.	79,211	542,525
Shoprite Holdings Ltd.	79,204	1,124,384
Total South Africa common stocks		4,116,961

South Korea—0.50%
Doosan Infracore Co. Ltd.*	37,600	789,757
Glovis Co., Ltd.	6,463	864,378
Hyundai Heavy Industries Co., Ltd.	3,686	1,058,684
Hyundai Motor Co.	10,511	1,410,378

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
South Korea
KB Financial Group, Inc.	8,288	$356,160
KIWOOM Securities Co., Ltd.	16,430	724,779
NHN Corp.*	1,931	331,924
Samsung Electronics Co., Ltd.	1,516	1,033,047
Shinsegae Co., Ltd.	1,346	709,446
Total South Korea common stocks		7,278,553

Spain—0.17%
Acciona SA	29,521	2,493,549

Switzerland—0.68%
Credit Suisse Group AG	66,505	2,842,528
Roche Holding AG	29,721	4,058,981
SGS SA	1,849	2,988,055
Total Switzerland common stocks		9,889,564

Taiwan—0.16%
HON HAI Precision Industry Co., Ltd.	82,640	310,811
Powertech Technology, Inc.	205,000	659,459
Uni-President Enterprises Corp.	797,600	1,035,247
Yuanta Financial Holding Co., Ltd.	555,000	337,532
Total Taiwan common stocks		2,343,049

Thailand—0.20%
Bangkok Bank PCL	113,800	605,559
Bangkok Bank PCL NVDR	36,400	187,097
Home Product Center PCL	1,500,081	543,687
Thanachart Capital PCL(1)	575,600	782,323
Tisco Financial Group PCL NVDR	574,400	733,377
Total Thailand common stocks		2,852,043

Turkey—0.06%
Turkiye Garanti Bankasi AS	152,211	883,877

United Kingdom—3.65%
Barclays PLC	728,589	3,429,043
BP PLC	846,939	5,691,693
British Sky Broadcasting Group PLC	180,291	1,998,111
Carnival PLC	67,650	2,658,910
Cobham PLC	438,991	1,593,001
GlaxoSmithKline PLC	205,308	4,045,993
Imperial Tobacco Group PLC	82,964	2,472,325
Lloyds Banking Group PLC*	2,878,521	3,351,609
Man Group PLC	577,053	1,986,125
Prudential PLC	339,995	3,399,535
Rio Tinto PLC	84,849	4,959,695
Sage Group PLC	696,861	3,024,653
Scottish & Southern Energy PLC	148,413	2,606,527
Tullow Oil PLC	119,931	2,400,211
Vodafone Group PLC	3,033,306	7,485,847
Wolseley PLC*	69,618	1,748,713
Total United Kingdom common stocks		52,851,991

United States—28.45%
Adobe Systems, Inc.*	182,400	4,769,760
Aflac, Inc.	111,100	5,744,981
Allergan, Inc.	126,200	8,396,086
Amazon.com, Inc.*	47,300	7,428,938
American Electric Power Co., Inc.	155,400	5,630,142
American Tower Corp., Class A*	28,000	1,435,280
Amgen, Inc.*	46,200	2,546,082
Amylin Pharmaceuticals, Inc.*	37,500	781,875
Anadarko Petroleum Corp.	61,300	3,497,165
Apache Corp.	14,500	1,417,520
Apollo Group, Inc., Class A*	65,900	3,383,965

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States
Apple, Inc.*	57,900	$16,429,125
Applied Materials, Inc.	143,100	1,671,408
AT&T, Inc.	286,000	8,179,600
Autodesk, Inc.*	91,300	2,918,861
Avon Products, Inc.	134,900	4,331,639
Baker Hughes, Inc.	92,000	3,919,200
Ball Corp.	16,700	982,795
Bank of America Corp.	445,100	5,835,261
Bank of New York Mellon Corp.	160,802	4,201,756
Baxter International, Inc.	59,800	2,853,058
BlackRock, Inc.	8,600	1,464,150
BorgWarner, Inc.*	33,200	1,746,984
Boston Scientific Corp.*	335,800	2,058,454
Broadcom Corp., Class A	54,400	1,925,216
C.H. Robinson Worldwide, Inc.	22,300	1,559,216
Carnival Corp.	149,800	5,723,858
Cisco Systems, Inc.*	364,000	7,971,600
CME Group, Inc.	6,900	1,797,105
Colgate-Palmolive Co.	11,900	914,634
Comcast Corp., Class A	403,100	7,288,048
Concho Resources, Inc.*	28,100	1,859,377
Credicorp Ltd.	4,100	466,990
Crown Castle International Corp.*	93,600	4,132,440
Danaher Corp.	43,100	1,750,291
Discovery Communications, Inc., Class A*	54,800	2,386,540
Dover Corp.	67,000	3,498,070
Dow Chemical Co.	141,200	3,877,352
EMC Corp.*	201,000	4,082,310
Exelon Corp.	129,300	5,505,594
Express Scripts, Inc.*	35,300	1,719,110
Exxon Mobil Corp.	171,100	10,572,269
FedEx Corp.	56,900	4,864,950
FirstEnergy Corp.	107,000	4,123,780
Fortune Brands, Inc.	115,700	5,695,911
GameStop Corp., Class A*	131,400	2,589,894
General Dynamics Corp.	89,600	5,627,776
General Mills, Inc.	66,200	2,418,948
Genzyme Corp.*	33,500	2,371,465
Goldman Sachs Group, Inc.	34,900	5,045,842
Google, Inc., Class A*	11,800	6,204,322
Hess Corp.	54,500	3,222,040
Hewlett-Packard Co.	107,400	4,518,318
Illinois Tool Works, Inc.	174,300	8,195,586
IntercontinentalExchange, Inc.*	20,700	2,167,704
International Game Technology	124,900	1,804,805
Interpublic Group of Cos., Inc.*	372,100	3,732,163
Intersil Corp., Class A	62,900	735,301
Intuit, Inc.*	1,000	43,810
Johnson & Johnson	122,700	7,602,492
JPMorgan Chase & Co.	231,700	8,820,819
Juniper Networks, Inc.*	66,600	2,021,310
Kellogg Co.	67,500	3,409,425
Kroger Co.	181,700	3,935,622
Las Vegas Sands Corp.*	47,500	1,655,375
Life Technologies Corp*	37,000	1,727,530
Lowe’s Cos., Inc.	189,600	4,226,184
Marathon Oil Corp.	68,500	2,267,350
Marvell Technology Group Ltd.*	120,700	2,113,457
MasterCard, Inc., Class A	16,920	3,790,080
McDonald’s Corp.	69,800	5,200,798
Medco Health Solutions, Inc.*	47,900	2,493,674

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
United States
Medtronic, Inc.	60,000	$2,014,800
Merck & Co., Inc.	142,700	5,252,787
MetLife, Inc.	113,000	4,344,850
Microsoft Corp.	128,000	3,134,720
Monsanto Co.	25,400	1,217,422
Mosaic Co.	38,900	2,285,764
National Semiconductor Corp.	99,200	1,266,784
NetApp, Inc.*	40,500	2,016,495
NIKE, Inc., Class B	22,800	1,827,192
Noble Corp.	107,700	3,639,183
Occidental Petroleum Corp.	24,300	1,902,690
Oracle Corp.	106,000	2,846,100
PACCAR, Inc.	92,250	4,441,838
Pall Corp.	53,700	2,236,068
Parker Hannifin Corp.	20,200	1,415,212
Peabody Energy Corp.	59,200	2,901,392
PepsiCo, Inc.	88,500	5,879,940
Praxair, Inc.	30,100	2,716,826
Priceline.com, Inc.*	10,500	3,657,570
Principal Financial Group, Inc.	124,800	3,234,816
Procter & Gamble Co.	111,500	6,686,655
QUALCOMM, Inc.	170,800	7,706,496
Raytheon Co.	57,800	2,642,038
Red Hat, Inc.*	50,300	2,062,300
Roper Industries, Inc.	27,000	1,759,860
Ryder System, Inc.	60,600	2,591,862
Schlumberger Ltd.	19,900	1,226,039
Sherwin-Williams Co.	37,900	2,847,806
Southwest Airlines Co.	220,900	2,887,163
Southwestern Energy Co.*	19,300	645,392
Steel Dynamics, Inc.	45,200	637,772
Symantec Corp.*	192,100	2,914,157
Teradata Corp.*	52,400	2,020,544
Time Warner, Inc.	132,400	4,058,060
Ultra Petroleum Corp.*	103,100	4,328,138
Union Pacific Corp.	22,700	1,856,860
United Technologies Corp.	47,500	3,383,425
UnitedHealth Group, Inc.	127,700	4,483,547
Verisk Analytics, Inc., Class A*	43,600	1,221,236
Viacom, Inc., Class B	100,500	3,637,095
Visa, Inc., Class A	60,699	4,507,508
WellPoint, Inc.*	24,800	1,404,672
Wells Fargo & Co.	295,700	7,430,941
Total United States common stocks		412,452,851
Total common stocks (cost $606,570,453)		699,208,405

Preferred stock—0.22%
Germany—0.22%
Volkswagen AG, Preference Shares (cost $2,422,906)	26,325	3,177,125
		3,177,125

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010  (unaudited)

Security description	Face amount		Value
Bonds—9.77%
Corporate bonds—0.34%
France—0.01%
Societe Generale,
3.750%, due 08/21/14	EUR	100,000	$142,380

Ireland—0.01%
GE Capital European Funding,
4.875%, due 03/06/13	100,000		144,172

Netherlands—0.01%
Rabobank Nederland NV,
4.125%, due 01/14/20	100,000		144,402

Norway—0.02%
DnB NOR Bank ASA,
4.500%, due 05/29/14	130,000		190,162

Sweden—0.01%
Nordea Bank AB,
4.500%, due 05/12/14	130,000		189,989

Switzerland—0.01%
Credit Suisse/London,
4.750%, due 08/05/19	100,000		147,854

United Kingdom—0.23%
Barclays Bank PLC,
4.875%, due 08/13/19	120,000		179,451
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	100,000	174,525
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12		600,000	990,526
Royal Bank of Scotland PLC,
4.125%, due 11/14/11		630,000	1,022,967
5.375%, due 09/30/19	EUR	150,000	211,560
Vodafone Group PLC,
3.625%, due 11/29/12		280,000	394,955
Wellcome Trust Finance,
4.750%, due 05/28/21	GBP	215,000	366,141
Total United Kingdom corporate bonds			3,340,125

United States—0.04%
Citigroup, Inc.,
5.500%, due 11/18/15	100,000		167,111
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	150,000	210,078
Morgan Stanley,
5.500%, due 10/02/17	125,000		179,289
Total United States corporate bonds			556,478
Total corporate bonds (cost $4,828,787)			4,855,562

Mortgage & agency debt securities—0.11%
United States—0.11%
Federal Home Loan Mortgage Corp. Gold Pools, #G00194,
7.500%, due 02/01/24(5)	$71,259		80,249

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010  (unaudited)

Security description		Face amount	Value
United States
Government National Mortgage Association, Series 2001-35, Class AZ,
6.500%, due 08/20/31	$1,424,468		$1,499,352
Total mortgage & agency debt securities (cost $1,564,690)			1,579,601

US government obligations—7.66%
US Treasury Bonds,
4.375%, due 05/15/40		4,265,000	4,790,149
5.375%, due 02/15/31		1,500,000	1,931,250
6.125%, due 11/15/27		3,000,000	4,142,343
6.250%, due 08/15/23		3,500,000	4,740,313
8.000%, due 11/15/21		7,360,000	11,100,948
US Treasury Notes,
0.375%, due 08/31/12(1)		10,570,000	10,562,157
0.625%, due 07/31/12(1)		26,495,000	26,605,749
1.250%, due 08/31/15(1)		2,680,000	2,679,164
2.500%, due 04/30/15(1)		6,225,000	6,599,471
2.625%, due 04/30/16(1)		14,000,000	14,849,842
2.625%, due 08/15/20(1)		4,795,000	4,839,953
2.750%, due 10/31/13		9,000,000	9,570,942
3.125%, due 04/30/17		8,000,000	8,656,872
Total US government obligations (cost $108,372,182)			111,069,153

Non US-government obligations—1.62%
Austria—0.08%
Government of Austria,
4.150%, due 03/15/37(3)	EUR	785,000	1,213,808

Canada—0.07%
Government of Canada,
3.750%, due 06/01/19	CAD	30,000	31,580
5.250%, due 06/01/12		925,000	956,771
			988,351
Denmark—0.04%
Government of Denmark,
4.000%, due 11/15/17	DKK	2,700,000	556,427

Finland—0.07%
Government of Finland,
4.375%, due 07/04/19	EUR	667,000	1,047,881

France—0.07%
Government of France,
4.000%, due 04/25/14		680,000	1,011,312

Germany—0.72%
Bundesobligation,
2.250%, due 04/10/15		800,000	1,131,923
4.000%, due 04/13/12		635,000	908,168
4.000%, due 10/11/13		815,000	1,210,154
Bundesrepublik Deutschland,
3.500%, due 01/04/16		1,145,000	1,709,334
3.750%, due 01/04/19		1,030,000	1,575,144
4.000%, due 01/04/37		985,000	1,608,891
5.000%, due 07/04/12		370,000	540,891

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010  (unaudited)

Security description	Face amount		Value
Germany
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13	970,000		$1,418,546
5.500%, due 06/05/14	AUD	420,000	404,780
			10,507,831
Greece—0.01%
Hellenic Republic Government Bond,
2.300%, due 07/25/30(6)	EUR	256,306	172,870

Italy—0.22%
Buoni Poliennali Del Tesoro,
3.750%, due 08/01/21	540,000		733,799
4.000%, due 02/01/17	1,330,000		1,903,815
5.000%, due 08/01/34	440,000		626,937
			3,264,551
Netherlands—0.07%
Government of Netherlands,
4.000%, due 01/15/11	25,000		34,399
4.250%, due 07/15/13	645,000		955,654
			990,053
Spain—0.11%
Government of Spain,
3.900%, due 10/31/12	895,000		1,257,945
4.200%, due 01/31/37	220,000		267,251
			1,525,196
Sweden—0.03%
Government of Sweden,
6.750%, due 05/05/14	SEK	2,320,000	402,296

United Kingdom—0.13%
UK Gilts,
2.750%, due 01/22/15	GBP	230,000	378,462
4.250%, due 12/07/49	450,000		753,030
4.750%, due 12/07/38	345,000		621,927
5.250%, due 06/07/12	70,000		118,298
			1,871,717
Total Non US-government obligations (cost $22,392,414)			23,552,293

Supranational bond—0.04%
European Investment Bank,
5.375%, due 10/15/12 (cost $543,979)	EUR	390,000	576,506
Total bonds (cost $137,702,052)			141,633,115

	Shares
Investment companies—35.49%
UBS Credit Bond Relationship Fund*(7)	5,510,710	78,930,999
UBS Emerging Markets Equity Relationship Fund*(7)	1,870,546	69,009,508
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*(7)	15,823,879	208,748,616
UBS Global Corporate Bond Relationship Fund*(7)	6,565,311	72,491,536
UBS High Yield Relationship Fund*(7)	2,361,740	60,640,263

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010  (unaudited)

Security description	Shares	Value
Investment companies—35.49%
UBS Small-Cap Equity Relationship Fund*(7)	514,661	$24,658,011
Total investment companies (cost $393,739,012)		514,478,933

	Number of notes
Participation notes—0.18%
India—0.06%
India Infoline Ltd., expires 10/14/20*	$180,900	465,384
Kotak Mahindra Bank Ltd., expires 10/24/12*(3)	42,000	445,190
Total India participation notes		910,574

Russia—0.12%
Aeroflot - Russian Airlines OJSC, expires 04/08/13*	375,083	802,678
Sberbank of Russia, expires 11/05/12*	347,206	946,136
Total Russia participation notes		1,748,814
Total participation notes (cost $2,664,692)		2,659,388

	Shares
Short-term investment—3.13%
Investment company—3.13%
UBS Cash Management Prime Relationship Fund(7) (cost $45,384,023)	45,384,023	45,384,023

Investment of cash collateral from securities loaned—0.54%
UBS Private Money Market Fund LLC(7) (cost $7,792,542)	7,792,542	7,792,542
Total investments — 97.56% (cost $1,196,275,679)		1,414,333,531
Cash and other assets, less liabilities — 2.44%		35,365,060
Net assets — 100.00%		$1,449,698,591

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010  (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$237,920,907
Gross unrealized depreciation	(19,863,055)
Net unrealized appreciation of investments	$218,057,852

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2010, the value of this security amounted to $942,325 or 0.07% of net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $2,232,108 or 0.15% of net assets.

(4)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2010, the value of these securities amounted to $257,509 or 0.02% of net assets.
(5)

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(6)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

(7)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 6/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$17,046,965	$135,006,942	$106,669,884	$—	$—	$45,384,023	$17,579
UBS Private Money Market Fund LLC(a)	10,789,467	40,401,715	43,398,640	—	—	7,792,542	29,492
UBS Credit Bond Relationship Fund	74,925,815	—	—	—	4,005,184	78,930,999	—
UBS Emerging Markets Equity Relationship Fund	62,461,477	—	3,939,950	1,628,055	8,859,926	69,009,508	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	193,561,579	—	18,000,000	3,873,032	29,314,005	208,748,616	—
UBS Global Corporate Bond Relationship Fund	116,724,130	—	49,900,000	3,919,472	1,747,934	72,491,536	—
UBS High Yield Relationship Fund	37,881,974	20,000,000	—	—	2,758,289	60,640,263	—
UBS Small-cap Equity Relationship Fund	31,361,478	—	10,000,000	2,794,596	501,937	24,658,011	—
	$544,752,885	$195,408,657	$231,908,474	$12,215,155	$47,187,275	$567,655,498	$47,071

(a)

The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
GE	General Electric
NVDR	Non voting depository receipt
OJSC	Open joint stock company
Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona
USD	United States Dollar

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010  (unaudited)

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Barclays London	AUD	19,200,000	USD	16,857,600	12/03/10	$(1,561,920)
Barclays London	EUR	4,545,000	USD	5,790,375	12/03/10	(402,869)
Barclays London	USD	26,699,267	CHF	27,300,000	12/03/10	1,096,895
Barclays London	USD	9,161,878	EUR	7,205,000	12/03/10	656,015
Barclays London	USD	94,888,734	JPY	8,029,200,000	12/03/10	1,349,683
Barclays London	USD	14,558,174	SGD	19,770,000	12/03/10	474,904
Goldman Sachs International	GBP	16,010,000	USD	24,817,421	12/03/10	(321,481)
Goldman Sachs International	SEK	52,250,000	USD	7,709,901	12/03/10	(28,833)
Goldman Sachs International	USD	18,084,855	JPY	1,511,700,000	12/03/10	34,462
Goldman Sachs International	USD	14,798,790	MXN	195,640,000	12/03/10	641,983
JPMorgan Chase Bank	EUR	6,085,000	USD	7,824,702	12/03/10	(467,024)
JPMorgan Chase Bank	HKD	57,340,000	USD	7,375,394	12/03/10	(17,735)
JPMorgan Chase Bank	SEK	205,042,276	EUR	22,210,000	12/03/10	(104,304)
JPMorgan Chase Bank	USD	6,330,989	KRW	7,607,000,000	12/03/10	322,849
JPMorgan Chase Bank	USD	68,564,368	SEK	507,220,000	12/03/10	6,559,859
JPMorgan Chase Bank	USD	17,126,725	TWD	546,000,000	12/03/10	364,585
Net unrealized appreciation on forward foreign currency contracts						$8,597,069

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Global Allocation Fund

Portfolio of investments – September 30, 2010  (unaudited)

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of September 30, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 55 contracts (USD)	December 2010	$(6,907,588)	$(6,932,578)	$(24,990)
Index futures buy contracts:
Amsterdam Exchange Index, 166 contracts (EUR)	October 2010	15,289,151	15,128,121	(161,030)
CAC 40 Euro Index, 298 contracts (EUR)	October 2010	15,284,327	15,071,819	(212,508)
DAX Index, 214 contracts (EUR)	December 2010	45,551,344	45,518,031	(33,313)
EURO STOXX 50, 797 contracts (EUR)	December 2010	30,380,458	29,748,651	(631,807)
FTSE 100 Index, 250 contracts (GBP)	December 2010	21,511,487	21,715,729	204,242
S&P 500 Index, 1,234 contracts (USD)	December 2010	69,321,100	70,134,390	813,290
Index futures sell contracts:
FTSE/MIB Index, 159 contracts (EUR)	December 2010	(22,571,421)	(22,110,272)	461,149
IBEX 35 Index, 259 contracts (EUR)	October 2010	(37,792,441)	(36,856,438)	936,003
Russell 2000 Mini Index, 880 contracts (USD)	December 2010	(55,569,360)	(59,356,000)	(3,786,640)
S&P Toronto Stock Exchange 60 Index, 208 contracts (CAD)	December 2010	(28,245,402)	(28,819,594)	(574,192)
Interest rate futures buy contracts:
Euro-Bund, 137 contracts (EUR)	December 2010	24,424,964	24,546,557	121,593
Long Gilt, 30 contracts (GBP)	December 2010	5,891,884	5,858,829	(33,055)
Net unrealized depreciation on futures contracts				$(2,921,258)

Currency type abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$698,950,896	$—	$257,509	$699,208,405
Preferred stock	3,177,125	—	—	3,177,125
Corporate bonds	—	4,855,562	—	4,855,562
Mortgage & agency debt securities	—	1,579,601	—	1,579,601
US government obligations	—	111,069,153	—	111,069,153
Non US-government obligations	—	23,552,293	—	23,552,293
Supranational bond	—	576,506	—	576,506
Investment companies	—	514,478,933	—	514,478,933
Participation note	2,659,388	—	—	2,659,388
Short-term investment	—	45,384,023	—	45,384,023
Investment of cash collateral from securities loaned	—	7,792,542	—	7,792,542
Other financial instruments(2)	(2,921,258)	8,597,069	—	5,675,811
Total	$701,866,151	$717,885,682	$257,509	$1,420,009,342

(1)	A significant portion of the total amount reflected in Level 1, $214,595,602 represents transfers out of Level 2 related to the Fund’s fair valuation policy.
(2)	Other financial instruments include open futures contracts and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common Stock	Total
Assets
Beginning balance	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(1,343)	(1,343)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	258,852	258,852
Ending balance	$257,509	$257,509

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10	$(1,343)	$(1,343)

UBS Global Frontier Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Commercial banks	0.17%
Diversified financial services	0.17
Total corporate bonds	0.34%
US government obligations	1.87
Non US-government obligations	5.29
Total bonds	7.50%
Investment companies
UBS Credit Bond Relationship Fund	6.04
UBS Emerging Markets Equity Relationship Fund	13.50
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	11.17
UBS Global Corporate Bond Relationship Fund	12.43
UBS High Yield Relationship Fund	6.22
UBS International Equity Relationship Fund	10.89
UBS U.S. Large Cap Equity Relationship Fund	15.16
UBS U.S. Large Cap Growth Equity Relationship Fund	8.80
Total investment companies	84.21%
Short-term investment	3.17
Total investments	94.88%
Cash and other assets, less liabilities	5.12
Net assets	100.00%

(1)                                  Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Global Frontier Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Bonds—7.50%
Corporate bonds—0.34%
United Kingdom—0.34%
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12	GBP	70,000	$115,561
Royal Bank of Scotland PLC,
4.125%, due 11/14/11	75,000		121,782
Total corporate bonds (cost $239,363)			237,343

US government obligations—1.87%
US Treasury Bonds,
4.375%, due 05/15/40	95,000		106,697
6.250%, due 08/15/23	70,000		94,806
6.625%, due 02/15/27(1)	105,000		151,528
US Treasury Notes,
0.375%, due 08/31/12(1)	105,000		104,922
0.625%, due 07/31/12(1)	370,000		371,547
0.875%, due 01/31/12(1)	30,000		30,216
1.250%, due 08/31/15(1)	140,000		139,956
2.500%, due 04/30/15	170,000		180,226
4.625%, due 07/31/12	120,000		129,352
			1,309,250
Total US government obligations (cost $1,259,219)			1,309,250

Non US-government obligations—5.29%
Austria—0.33%
Republic of Austria,
4.350%, due 03/15/19(2)	EUR	150,000	230,443

Canada—0.09%
Government of Canada,
4.000%, due 06/01/16	CAD	40,000	42,737
5.250%, due 06/01/12	20,000		20,687
			63,424
Denmark—0.07%
Government of Denmark,
4.000%, due 11/15/17	DKK	230,000	47,399

Finland—0.22%
Government of Finland,
3.875%, due 09/15/17	EUR	100,000	151,544

France—0.52%
Government of France,
4.250%, due 10/25/17		190,000	292,414
4.750%, due 04/25/35	40,000		68,133
			360,547
Germany—1.77%
Bundesrepublik Deutschland,
3.250%, due 07/04/15		135,000	199,191
3.750%, due 01/04/17	75,000		113,984
3.750%, due 01/04/19	50,000		76,463
4.750%, due 07/04/34	80,000		142,948
5.000%, due 07/04/12	125,000		182,734
6.250%, due 01/04/24	80,000		154,083
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		160,000	233,987
4.625%, due 10/12/12	30,000		43,769

UBS Global Frontier Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Face amount		Value
Germany—(concluded)
5.500%, due 06/05/14	AUD	95,000	$91,557
			1,238,716
Greece—0.03%
Hellenic Republic Government Bond, Series HICP
2.300%, due 07/25/30(3)	EUR	26,699	18,007

Italy—0.81%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37		185,000	228,721
4.250%, due 08/01/13	165,000		236,835
4.500%, due 08/01/18	70,000		102,046
			567,602
Netherlands—0.44%
Government of the Netherlands,
4.000%, due 07/15/18		40,000	61,252
5.000%, due 07/15/12	170,000		248,543
			309,795
Spain—0.33%
Government of Spain,
4.200%, due 01/31/37		25,000	30,370
5.000%, due 07/30/12	140,000		199,863
			230,233
Sweden—0.06%
Government of Sweden,
6.750%, due 05/05/14	SEK	240,000	41,617

United Kingdom—0.62%
UK Gilts,
2.250%, due 03/07/14	GBP	55,000	89,388
3.750%, due 09/07/19	35,000		58,682
4.250%, due 12/07/49	45,000		75,303
4.750%, due 12/07/38	70,000		126,188
5.000%, due 03/07/12	30,000		50,045
5.250%, due 06/07/12	20,000		33,800
			433,406
Total Non US-government obligations (cost $3,491,310)			3,692,733
Total bonds (cost $4,989,892)			5,239,326

	Shares
Investment companies—84.21%
UBS Credit Bond Relationship Fund* (4)	294,588		4,219,445
UBS Emerging Markets Equity Relationship Fund* (4)	255,815		9,437,702
UBS Global (ex-U.S.) All Cap Growth Relationship Fund* (4)	592,131		7,811,392
UBS Global Corporate Bond Relationship Fund* (4)	787,164		8,691,546
UBS High Yield Relationship Fund* (4)	169,412		4,349,841
UBS International Equity Relationship Fund* (4)	448,441		7,609,417
UBS U.S. Large Cap Equity Relationship Fund* (4)	603,807		10,601,158
UBS U.S. Large Cap Growth Equity Relationship Fund* (4)	512,060		6,149,120

Total investment companies (cost $44,126,816)			58,869,621

UBS Global Frontier Fund

Portfolio of investments – September 30, 2010 (unaudited)

Security description	Shares	Value
Short-term investment—3.17%
Investment company—3.17%
UBS Cash Management Prime Relationship Fund(4) (cost $2,216,388)	2,216,388	$2,216,388

Total investments—94.88% (cost $51,333,096)		66,325,335
Cash and other assets, less liabilities—5.12%		3,579,807
Net assets—100.00%		$69,905,142

UBS Global Frontier Fund

Portfolio of investments – September 30, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,022,202
Gross unrealized depreciation	(29,963)
Net unrealized appreciation of investments	$14,992,239

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $230,443 or 0.33% of net assets.

(3)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

(4)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 06/30/10	Purchases during the three months ended 09/30/10	Sales during the three months ended 09/30/10	Net realized gain during the three months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the three months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the three months ended 09/30/10
UBS Cash Management Prime Relationship Fund	$625,102	$10,560,954	$8,969,668	$—	$—	$2,216,388	$2,056
UBS Credit Bond Relationship Fund	4,005,338	—	—	—	214,107	4,219,445	—
UBS Emerging Markets Equity Relationship Fund	8,982,575	—	1,000,000	471,077	984,050	9,437,702	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	6,080,116	600,000	—	—	1,131,276	7,811,392	—
UBS Global Corporate Bond Relationship Fund	7,355,743	900,000	—	—	435,803	8,691,546	—
UBS High Yield Relationship Fund	2,560,339	1,600,000	—	—	189,502	4,349,841	—
UBS International Equity Relationship Fund	6,453,919	—	—	—	1,155,498	7,609,417	—
UBS U.S. Large Cap Equity Relationship Fund	11,425,002	—	2,000,000	465,440	710,716	10,601,158	—
UBS U.S. Large Cap Growth Equity Relationship Fund	5,368,075	—	—	—	781,045	6,149,120	—
	$52,856,209	$13,660,954	$11,969,668	$936,517	$5,601,997	$61,086,009	$2,056

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

UBS Global Frontier Fund

Portfolio of investments – September 30, 2010 (unaudited)

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of September 30, 2010:

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank	AUD	795,000	USD	698,145	12/03/10	$(64,538)
JPMorgan Chase Bank	EUR	820,000	USD	1,071,224	12/03/10	(46,149)
JPMorgan Chase Bank	JPY	54,900,000	USD	653,295	12/03/10	(4,739)
JPMorgan Chase Bank	SEK	14,863,488	EUR	1,610,000	12/03/10	(7,561)
JPMorgan Chase Bank	USD	438,332	CAD	465,000	12/03/10	12,993
JPMorgan Chase Bank	USD	2,714,122	CHF	2,775,000	12/03/10	111,312
JPMorgan Chase Bank	USD	2,555,475	EUR	2,010,000	12/03/10	183,452
JPMorgan Chase Bank	USD	1,681,338	GBP	1,085,000	12/03/10	22,329
JPMorgan Chase Bank	USD	323,908	HKD	2,515,000	12/03/10	363
JPMorgan Chase Bank	USD	572,361	JPY	47,900,000	12/03/10	1,771
JPMorgan Chase Bank	USD	613,977	JPY	51,200,000	12/03/10	(291)
JPMorgan Chase Bank	USD	714,078	KRW	858,000,000	12/03/10	36,414
JPMorgan Chase Bank	USD	828,654	MXN	10,950,000	12/03/10	35,568
JPMorgan Chase Bank	USD	357,007	MYR	1,128,000	12/03/10	6,876
JPMorgan Chase Bank	USD	4,263,539	SEK	31,540,000	12/03/10	407,842
JPMorgan Chase Bank	USD	1,046,881	SGD	1,420,000	12/03/10	32,885
JPMorgan Chase Bank	USD	1,122,961	TWD	35,800,000	12/03/10	23,905
Morgan Stanley & Co. Inc.	USD	10,445,997	JPY	883,700,000	12/03/10	146,078
Net unrealized appreciation on forward foreign currency contracts						$898,510

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Global Frontier Fund

Portfolio of investments – September 30, 2010 (unaudited)

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of September 30, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures buy contracts:
Amsterdam Exchange Index, 4 contracts (EUR)	October 2010	$368,413	$364,533	$(3,880)
CAC 40 Euro Index, 31 contracts (EUR)	October 2010	1,589,980	1,567,874	(22,106)
DAX Index, 10 contracts (EUR)	December 2010	2,128,568	2,127,011	(1,557)
Dow Jones EURO STOXX 50 Index, 196 contracts (EUR)	December 2010	7,471,229	7,315,854	(155,375)
FTSE 100 Index, 26 contracts (GBP)	December 2010	2,237,195	2,258,436	21,241
Hang Seng Stock Index, 3 contracts (HKD)	October 2010	430,455	431,662	1,207
OMX Stockholm 30 Index, 83 contracts (SEK)	October 2010	1,324,059	1,338,213	14,154
S&P 500 Index, 315 contracts (USD)	December 2010	17,368,662	17,903,025	534,363
S&P Toronto Stock Exchange 60 Index, 4 contracts (CAD)	December 2010	543,066	554,223	11,157
SPI 200 Index, 10 contracts (AUD)	December 2010	1,120,731	1,111,533	(9,198)
TOPIX Index, 27 contracts (JPY)	December 2010	2,675,156	2,673,155	(2,001)
Index futures sell contracts:
FTSE/MIB Index, 5 contracts (EUR)	December 2010	(709,793)	(695,292)	14,501
IBEX 35 Index, 11 contracts (EUR)	October 2010	(1,605,084)	(1,565,331)	39,753
Russell 2000 Mini Index, 16 contracts (USD)	December 2010	(1,010,352)	(1,079,200)	(68,848)
Net unrealized appreciation on futures contracts				$373,411

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$237,343	$—	$237,343
US government obligations	—	1,309,250	—	1,309,250
Non US-government obligations	—	3,692,733	—	3,692,733
Investment companies	—	58,869,621	—	58,869,621
Short-term investment	—	2,216,388	—	2,216,388
Other financial instruments(1)	373,411	898,510	—	1,271,921
Total	$373,411	$67,223,845	$—	$67,597,256

(1)                                  Other financial instruments include open futures contracts and forward foreign currency contracts.

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the overthe-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

The amortized cost method of valuation, which approximates market value, generally is used to value shortterm debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ adoption of the use of the practical expedient within ASC Topic 820 which was effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments. In January 2010, FASB issued Accounting Standards Update (‘ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfer in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2010.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark Carver
Mark Carver
President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Carver
Mark Carver
President

Date:	November 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2010